                                                                               .
                                                                               .
                                                                               .

                  NYLIAC CORPORATE SPONSORED VUL ANNUAL REPORT

                                DECEMBER 31, 2010

       TABLE OF CONTENTS -- ANNUAL REPORT AND FUND PROSPECTUS SUPPLEMENTS




Message from New York Life Insurance and Annuity Corporation............      3

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
Statement of Assets and Liabilities.....................................      4
Statement of Operations.................................................     22
Statement of Changes in Net Assets......................................     32
Notes to Financial Statements...........................................     48
Report of Independent Registered Accounting Firm........................    106


               TABLE OF CONTENTS -- MAINSTAY VP SERIES FUND, INC.




The 2010 Annual Report for the MainStay VP Series Fund, Inc. is provided to those NYLIAC Corporate Sponsored Variable Universal Life Insurance policyowners who had allocations to any of the following Investment
Divisions:





  Bond Portfolio - Initial Class             ICAP Select Equity Portfolio - Initial
  Cash Management Portfolio                  Class
  Common Stock Portfolio - Initial Class     Income Builder Portfolio - Initial Class
  Convertible Portfolio - Initial Class      International Equity Portfolio - Initial
  Government Portfolio - Initial Class       Class
  Growth Equity Portfolio - Initial          Large Cap Growth Portfolio - Initial
  Class                                      Class
  High Yield Corporate Bond                    (Closed to new purchases)
  Portfolio - Initial Class                  S&P 500 Index Portfolio - Initial Class




 TABLE OF CONTENTS -- ANNUAL REPORT OF THE INVESTMENT DIVISIONS (OTHER THAN THE
     MAINSTAY VP SERIES FUND, INC.) FOR NEW YORK LIFE INSURANCE AND ANNUITY
                                   CORPORATION




The 2010 Annual Fund Reports for the NYLIAC Corporate Sponsored Variable
Universal Life Insurance products is provided to those policyowners who had allocations to any of the following Investment Divisions:

Fidelity(R) VIP Contrafund(R) - Initial Class
Fidelity(R) VIP Equity-Income - Initial Class
Janus Aspen Balanced - Institutional Shares
Janus Aspen Worldwide - Institutional Shares
T. Rowe Price Equity Income Portfolio
UIF Emerging Markets Equity Portfolio - Class I (formerly Morgan Stanley
  UIF Emerging Markets
  Equity Portfolio - Class I)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

MESSAGE FROM NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

--------------------------------------------------------------------------------

Dear Policyowner:

We're pleased to present the December 31, 2010 Annual Report for your New York Life Insurance and Annuity Corporation variable universal life policy.

Depending on where your premiums were invested as of December 31, 2010, your Annual Report package may contain either two of the following books or all three of them:

- The New York Life Insurance and Annuity Corporation Annual Report, which contains the Separate Account financial information;

- The Annual Report for the Investment Divisions available from the MainStay VP Series Fund, Inc.; and

- The Annual Report for the remaining Investment Divisions.

The reports contain financial statements, notes and highlights, and other pertinent data for the Investment Divisions available under your policy. In addition, some of the portfolio managers provide a discussion of their portfolio's performance. For current overall month-end performance information, please visit www.newyorklife.com.

We encourage you to take the time to review this information and evaluate the plans you have in place. Now would also be a good time to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives. If you would like additional information about your policy or about the Investment Divisions available to you, your Registered Representative can obtain it for you.

Even in difficult economic times we want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

February 2011

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2010





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         COMMON
                                             BOND--             CASH             STOCK--
                                          INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $4,077,972       $136,673,507      $109,448,936
  Dividends due and accrued...........             --              1,076                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................             --             13,172                22

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --                316               646
                                           ----------       ------------      ------------
       Total net assets...............     $4,077,972       $136,687,439      $109,448,312
                                           ==========       ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $   15,868       $ 12,157,735      $  1,989,515
     Series II Policies...............             --            785,445        91,830,750
     Series III Policies..............      4,062,104        123,744,259        15,628,047
                                           ----------       ------------      ------------
       Total net assets...............     $4,077,972       $136,687,439      $109,448,312
                                           ==========       ============      ============
     Series I Variable accumulation
       unit value.....................     $    19.18       $       1.32      $      13.04
                                           ==========       ============      ============
     Series II Variable accumulation
       unit value.....................     $       --       $       1.16      $      15.27
                                           ==========       ============      ============
     Series III Variable accumulation
       unit value.....................     $    14.09       $       1.16      $      12.53
                                           ==========       ============      ============

Identified Cost of Investment.........     $4,056,886       $136,683,882      $114,856,678
                                           ==========       ============      ============




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                 MAINSTAY VP
                                                               MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME
       CONVERTIBLE--    FLOATING RATE--     GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--
       INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------------------


         $814,829           $748,315         $2,195,269        $11,330,488       $24,846,249      $229,135,365         $   --
               --              2,970                 --                 --                --                --             --

                9                  9                 --                 --                53             2,425             --



                3                 --                 --                  4                 1             1,446             --
         --------           --------         ----------        -----------       -----------      ------------         ------
         $814,835           $751,294         $2,195,269        $11,330,484       $24,846,301      $229,136,344         $   --
         ========           ========         ==========        ===========       ===========      ============         ======



         $    266           $     --         $       --        $   434,764       $    35,200      $  1,403,496         $   --
          507,434                 --                 --                 --            75,858       209,924,961             --
          307,135            751,294          2,195,269         10,895,720        24,735,243        17,807,887             --
         --------           --------         ----------        -----------       -----------      ------------         ------
         $814,835           $751,294         $2,195,269        $11,330,484       $24,846,301      $229,136,344         $   --
         ========           ========         ==========        ===========       ===========      ============         ======
         $  14.46           $     --         $    18.13        $     11.38       $     22.75      $      14.30         $11.47
         ========           ========         ==========        ===========       ===========      ============         ======
         $  19.06           $  10.39         $    11.56        $     12.10       $     20.92      $      15.69         $   --
         ========           ========         ==========        ===========       ===========      ============         ======
         $  16.24           $  12.07         $    13.86        $     12.16       $     15.78      $      13.80         $   --
         ========           ========         ==========        ===========       ===========      ============         ======

         $726,281           $702,735         $2,221,228        $10,208,910       $22,748,479      $230,465,639         $   --
         ========           ========         ==========        ===========       ===========      ============         ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                          INTERNATIONAL       LARGE CAP          MID CAP
                                            EQUITY--          GROWTH--           CORE--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $56,684,275         $87,377         $48,352,070
  Dividends due and accrued...........              --              --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................              --              --                  --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             287               1                 315
                                           -----------         -------         -----------
       Total net assets...............     $56,683,988         $87,376         $48,351,755
                                           ===========         =======         ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $34,441,124         $84,961         $        --
     Series II Policies...............         648,876              --          45,840,911
     Series III Policies..............      21,593,988           2,415           2,510,844
                                           -----------         -------         -----------
       Total net assets...............     $56,683,988         $87,376         $48,351,755
                                           ===========         =======         ===========
     Series I Variable accumulation
       unit value.....................     $     18.03         $  7.59         $        --
                                           ===========         =======         ===========
     Series II Variable accumulation
       unit value.....................     $     20.30         $    --         $     21.64
                                           ===========         =======         ===========
     Series III Variable accumulation
       unit value.....................     $     16.03         $ 13.26         $     16.14
                                           ===========         =======         ===========


Identified Cost of Investment.........     $57,461,031         $63,172         $44,968,105
                                           ===========         =======         ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                              ALGER             ALGER                          ALLIANCEBERNSTEIN
        MAINSTAY VP                         SMALL CAP         SMID CAP      ALLIANCEBERNSTEIN      VPS SMALL/        AMERICAN
          S&P 500        MAINSTAY VP         GROWTH            GROWTH       VPS INTERNATIONAL    MID CAP VALUE     CENTURY(R) VP
          INDEX--     U.S. SMALL CAP--     PORTFOLIO--       PORTFOLIO--    VALUE PORTFOLIO--     PORTFOLIO--         VALUE--
       INITIAL CLASS    INITIAL CLASS   CLASS I-2 SHARES  CLASS I-2 SHARES    CLASS A SHARES     CLASS A SHARES      CLASS II
--------------------------------------------------------------------------------------------------------------------------------


       $148,720,603      $9,369,807         $618,572           $67,195          $1,071,996         $2,267,307       $1,501,937
                 --              --               --                --                  --                 --               --

                286              --               --                --                  --                 --               --



              1,029              --               --                --                  --                 --                4
       ------------      ----------         --------           -------          ----------         ----------       ----------
       $148,719,860      $9,369,807         $618,572           $67,195          $1,071,996         $2,267,307       $1,501,933
       ============      ==========         ========           =======          ==========         ==========       ==========



       $124,781,409      $       --         $     --           $    --          $       --         $       --       $       --
            411,318              --               --                --                  --                 --          549,623
         23,527,133       9,369,807          618,572            67,195           1,071,996          2,267,307          952,310
       ------------      ----------         --------           -------          ----------         ----------       ----------
       $148,719,860      $9,369,807         $618,572           $67,195          $1,071,996         $2,267,307       $1,501,933
       ============      ==========         ========           =======          ==========         ==========       ==========
       $      12.87      $       --         $     --           $    --          $       --         $       --       $       --
       ============      ==========         ========           =======          ==========         ==========       ==========
       $      13.16      $       --         $     --           $    --          $       --         $       --       $    12.56
       ============      ==========         ========           =======          ==========         ==========       ==========
       $      12.58      $    13.09         $  16.97           $  9.69          $     6.11         $    12.24       $    11.57
       ============      ==========         ========           =======          ==========         ==========       ==========

       $149,102,680      $7,823,050         $614,664           $51,149          $1,004,898         $1,691,410       $1,437,005
       ============      ==========         ========           =======          ==========         ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                             AMERICAN FUNDS
                                        AMERICAN FUNDS     AMERICAN FUNDS     GLOBAL SMALL
                                       ASSET ALLOCATION     GLOBAL GROWTH    CAPITALIZATION
                                            FUND--             FUND--            FUND--
                                        CLASS 2 SHARES     CLASS 1 SHARES    CLASS 2 SHARES
                                       ----------------------------------------------------

ASSETS:
  Investments, at net asset value..        $432,606           $258,153          $708,848
  Dividends due and accrued........              --                 --                --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........             109                 --                65

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................              --                 --                --
                                           --------           --------          --------
       Total net assets............        $432,715           $258,153          $708,913
                                           ========           ========          ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............        $     --           $     --          $     --
     Series II Policies............              --                 --            28,134
     Series III Policies...........         432,715            258,153           680,779
                                           --------           --------          --------
       Total net assets............        $432,715           $258,153          $708,913
                                           ========           ========          ========
     Series I Variable accumulation
       unit value..................        $     --           $     --          $     --
                                           ========           ========          ========
     Series II Variable
       accumulation unit value.....        $     --           $     --          $   8.14
                                           ========           ========          ========
     Series III Variable
       accumulation unit value.....        $  10.53           $  11.20          $  11.37
                                           ========           ========          ========

Identified Cost of Investment......        $395,791           $247,487          $590,010
                                           ========           ========          ========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                       DELAWARE VIP
                      AMERICAN FUNDS  AMERICAN FUNDS                                   INTERNATIONAL    DREYFUS IP
      AMERICAN FUNDS   GROWTH-INCOME   INTERNATIONAL    CALVERT VP                     VALUE EQUITY     TECHNOLOGY
       GROWTH FUND--      FUND--          FUND--       SRI BALANCED     DAVIS VALUE      SERIES--        GROWTH--
      CLASS 2 SHARES  CLASS 2 SHARES  CLASS 2 SHARES     PORTFOLIO       PORTFOLIO    STANDARD CLASS  INITIAL SHARES
--------------------------------------------------------------------------------------------------------------------


        $8,377,949       $449,930       $9,766,043        $13,945       $1,162,289       $935,661       $1,542,768
                --             --               --             --               --             --               --

                13             --               13             --               --             --               11



                --             --               --             --               --             --               --
        ----------       --------       ----------        -------       ----------       --------       ----------
        $8,377,962       $449,930       $9,766,056        $13,945       $1,162,289       $935,661       $1,542,779
        ==========       ========       ==========        =======       ==========       ========       ==========



        $       --       $     --       $       --        $    --       $       --       $     --       $       --
                --             --               --             --               --             --               --
         8,377,962        449,930        9,766,056         13,945        1,162,289        935,661        1,542,779
        ----------       --------       ----------        -------       ----------       --------       ----------
        $8,377,962       $449,930       $9,766,056        $13,945       $1,162,289       $935,661       $1,542,779
        ==========       ========       ==========        =======       ==========       ========       ==========
        $       --       $     --       $       --        $    --       $       --       $     --       $       --
        ==========       ========       ==========        =======       ==========       ========       ==========
        $     5.47       $     --       $    12.44        $    --       $    11.35       $     --       $    12.51
        ==========       ========       ==========        =======       ==========       ========       ==========
        $    10.37       $   8.94       $    10.56        $ 12.27       $    10.47       $   7.17       $    14.52
        ==========       ========       ==========        =======       ==========       ========       ==========

        $6,642,798       $377,184       $8,421,640        $15,726       $1,026,113       $921,004       $1,125,953
        ==========       ========       ==========        =======       ==========       ========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010




                                           DREYFUS VIF         DWS DREMAN         DWS GLOBAL
                                          OPPORTUNISTIC      SMALL MID CAP      OPPORTUNITIES
                                           SMALL CAP--        VALUE VIP--           VIP--
                                          INITIAL SHARES     CLASS A SHARES     CLASS A SHARES
                                         -----------------------------------------------------


ASSETS:
  Investments, at net asset value.....       $16,624           $1,899,459           $3,658
  Dividends due and accrued...........            --                   --               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                   --               --

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                   --               --
                                             -------           ----------           ------
       Total net assets...............       $16,624           $1,899,459           $3,658
                                             =======           ==========           ======

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --           $       --           $   --
     Series II Policies...............            --                   --               --
     Series III Policies..............        16,624            1,899,459            3,658
                                             -------           ----------           ------
       Total net assets...............       $16,624           $1,899,459           $3,658
                                             =======           ==========           ======
     Series I Variable accumulation
       unit value.....................       $    --           $       --           $   --
                                             =======           ==========           ======
     Series II Variable accumulation
       unit value.....................       $ 12.54           $       --           $   --
                                             =======           ==========           ======
     Series III Variable accumulation
       unit value.....................       $ 10.36           $     9.88           $ 9.83
                                             =======           ==========           ======

Identified Cost of Investment.........       $19,979           $1,611,377           $2,558
                                             =======           ==========           ======




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









             DWS                          FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
          SMALL CAP     FIDELITY(R) VIP       EQUITY-         FREEDOM 2010      FREEDOM 2020      FREEDOM 2030      FREEDOM 2040
         INDEX VIP--    CONTRAFUND(R)--       INCOME--        PORTFOLIO--       PORTFOLIO--       PORTFOLIO--       PORTFOLIO--
       CLASS A SHARES    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
       --------------------------------------------------------------------------------------------------------------------------



         $9,214,684       $26,656,088        $4,203,182        $1,813,272        $7,124,273        $4,416,933          $6,528
                 --                --                --                --                --                --              --

                 --             4,837               953               277               331             5,212              --



                 --                 9                --                --                --                --              --
         ----------       -----------        ----------        ----------        ----------        ----------          ------
         $9,214,684       $26,660,916        $4,204,135        $1,813,549        $7,124,604        $4,422,145          $6,528
         ==========       ===========        ==========        ==========        ==========        ==========          ======



         $       --       $   156,091        $      650        $       --        $       --        $       --          $   --
                 --         1,151,582             2,886                --             4,989                --              --
          9,214,684        25,353,243         4,200,599         1,813,549         7,119,615         4,422,145           6,528
         ----------       -----------        ----------        ----------        ----------        ----------          ------
         $9,214,684       $26,660,916        $4,204,135        $1,813,549        $7,124,604        $4,422,145          $6,528
         ==========       ===========        ==========        ==========        ==========        ==========          ======
         $       --       $     21.03        $    13.51        $       --        $       --        $       --          $   --
         ==========       ===========        ==========        ==========        ==========        ==========          ======
         $    10.86       $     18.81        $    14.69        $    10.96        $    10.84        $       --          $   --
         ==========       ===========        ==========        ==========        ==========        ==========          ======
         $    14.22       $     15.56        $    12.02        $    12.59        $    12.27        $    11.64          $11.95
         ==========       ===========        ==========        ==========        ==========        ==========          ======

         $6,642,170       $23,169,057        $3,263,825        $1,672,659        $6,310,773        $3,521,946          $6,863
         ==========       ===========        ==========        ==========        ==========        ==========          ======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                               FIDELITY(R) VIP
                                         FIDELITY(R) VIP    FIDELITY(R) VIP       INVESTMENT
                                             GROWTH--         INDEX 500--        GRADE BOND--
                                          INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $953,291         $43,640,904        $10,889,748
  Dividends due and accrued...........             --                  --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          4,648              18,400             20,618

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................             --                   1                 10
                                             --------         -----------        -----------
       Total net assets...............       $957,939         $43,659,303        $10,910,356
                                             ========         ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $     --         $        --        $        --
     Series II Policies...............         14,607             161,514          1,457,536
     Series III Policies..............        943,332          43,497,789          9,452,820
                                             --------         -----------        -----------
       Total net assets...............       $957,939         $43,659,303        $10,910,356
                                             ========         ===========        ===========
     Series I Variable accumulation
       unit value.....................       $     --         $        --        $        --
                                             ========         ===========        ===========
     Series II Variable accumulation
       unit value.....................       $  12.35         $     15.40        $     15.70
                                             ========         ===========        ===========
     Series III Variable accumulation
       unit value.....................       $  11.98         $     12.62        $     13.90
                                             ========         ===========        ===========

Identified Cost of Investment.........       $718,066         $42,128,291        $10,576,875
                                             ========         ===========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                         FIDELITY(R) VIP  FIDELITY(R) VIP    INVESCO V.I.     INVESCO V.I.
      FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP       VALUE            VALUE         GLOBAL REAL     INTERNATIONAL
         MID-CAP--      MONEY MARKET--     OVERSEAS--       LEADERS--       STRATEGIES--    ESTATE FUND--    GROWTH FUND--
       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2  SERIES I SHARES  SERIES I SHARES
      ---------------------------------------------------------------------------------------------------------------------


        $34,515,684      $17,047,179       $9,550,822         $5,349          $326,542        $2,358,031       $8,317,265
                 --            3,436               --             --                --                --               --

                 26               --            3,057             --                39                --            1,211



                  6               --                1             --                --                --               --
        -----------      -----------       ----------         ------          --------        ----------       ----------
        $34,515,704      $17,050,615       $9,553,878         $5,349          $326,581        $2,358,031       $8,318,476
        ===========      ===========       ==========         ======          ========        ==========       ==========



        $        --      $        --       $       --         $   --          $     --        $       --       $       --
            891,319               --           84,345             --                --            70,165               --
         33,624,385       17,050,615        9,469,533          5,349           326,581         2,287,866        8,318,476
        -----------      -----------       ----------         ------          --------        ----------       ----------
        $34,515,704      $17,050,615       $9,553,878         $5,349          $326,581        $2,358,031       $8,318,476
        ===========      ===========       ==========         ======          ========        ==========       ==========
        $        --      $        --       $       --         $   --          $     --        $       --       $       --
        ===========      ===========       ==========         ======          ========        ==========       ==========
        $     24.70      $        --       $    11.02         $   --          $     --        $     8.85       $       --
        ===========      ===========       ==========         ======          ========        ==========       ==========
        $     19.54      $     10.04       $    13.87         $14.02          $  14.40        $    10.01       $    12.29
        ===========      ===========       ==========         ======          ========        ==========       ==========

        $26,334,298      $17,047,179       $8,593,533         $5,065          $253,494        $2,045,629       $7,450,919
        ===========      ===========       ==========         ======          ========        ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                INVESCO          JANUS ASPEN
                                           INVESCO V.I.        VAN KAMPEN         BALANCED
                                           MID CAP CORE       V.I. MID CAP       PORTFOLIO--
                                          EQUITY FUND--       VALUE FUND--      INSTITUTIONAL
                                         SERIES I SHARES    SERIES I SHARES        SHARES
                                         ----------------------------------------------------

ASSETS:
  Investments, at net asset value.....       $99,301           $1,152,196        $19,341,060
  Dividends due and accrued...........            --                   --                 --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            --                   --                430

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................            --                   --                 96
                                             -------           ----------        -----------
       Total net assets...............       $99,301           $1,152,196        $19,341,394
                                             =======           ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................       $    --           $       --        $10,229,413
     Series II Policies...............            --                   --          1,772,907
     Series III Policies..............        99,301            1,152,196          7,339,074
                                             -------           ----------        -----------
       Total net assets...............       $99,301           $1,152,196        $19,341,394
                                             =======           ==========        ===========
     Series I Variable accumulation
       unit value.....................       $    --           $       --        $     23.15
                                             =======           ==========        ===========
     Series II Variable accumulation
       unit value.....................       $    --           $       --        $     17.15
                                             =======           ==========        ===========
     Series III Variable accumulation
       unit value.....................       $ 10.87           $    20.48        $     16.11
                                             =======           ==========        ===========
Identified Cost of Investment.........       $92,675           $  974,880        $17,199,562
                                             =======           ==========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








        JANUS ASPEN     JANUS ASPEN     JANUS ASPEN         LAZARD                          LVIP BARON
        ENTERPRISE         FORTY         WORLDWIDE        RETIREMENT        LORD ABBETT       GROWTH          MFS(R)
        PORTFOLIO--     PORTFOLIO--     PORTFOLIO--      INTERNATIONAL     SERIES FUND--   OPPORTUNITIES     INVESTORS
       INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL  EQUITY PORTFOLIO--   MID-CAP VALUE      FUND--      TRUST SERIES--
          SHARES          SHARES          SHARES        SERVICE SHARES       PORTFOLIO     SERVICE CLASS   INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------



        $6,721,031      $10,118,661      $751,499         $3,745,030        $5,648,697      $3,683,485        $87,671

                --               --            --                 --                --              --             --


             1,060            4,176            --                 --             2,089           1,060             --




                --               --             1                  1                --              --              1
        ----------      -----------      --------         ----------        ----------      ----------        -------
        $6,722,091      $10,122,837      $751,498         $3,745,029        $5,650,786      $3,684,545        $87,670
        ==========      ===========      ========         ==========        ==========      ==========        =======




        $       --      $        --      $165,139         $       --        $       --      $       --        $    --
                --               --            --            122,407            37,936          59,819         87,670

         6,722,091       10,122,837       586,359          3,622,622         5,612,850       3,624,726             --
        ----------      -----------      --------         ----------        ----------      ----------        -------
        $6,722,091      $10,122,837      $751,498         $3,745,029        $5,650,786      $3,684,545        $87,670
        ==========      ===========      ========         ==========        ==========      ==========        =======
        $       --      $        --      $  12.72         $       --        $       --      $       --        $    --
        ==========      ===========      ========         ==========        ==========      ==========        =======
        $       --      $        --      $  11.35         $     9.99        $    17.30      $     9.68        $ 16.00
        ==========      ===========      ========         ==========        ==========      ==========        =======
        $    17.89      $     13.38      $  11.79         $    12.05        $    13.63      $    12.76        $    --
        ==========      ===========      ========         ==========        ==========      ==========        =======

        $4,839,448      $ 9,017,922      $684,625         $3,444,405        $4,334,271      $2,862,675        $79,418
        ==========      ===========      ========         ==========        ==========      ==========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010





                                        MFS(R) NEW
                                         DISCOVERY      MFS(R) UTILITIES     MFS(R) VALUES
                                         SERIES--           SERIES--           SERIES--
                                       INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                      ----------------------------------------------------

ASSETS:
  Investments, at net asset value..       $10,048          $1,981,589         $4,499,299
  Dividends due and accrued........            --                  --                 --
  Net receivable from (payable to)
     New York Life Insurance and
     Annuity Corporation...........            --                  26                 --

LIABILITIES:
  Liability to New York Life
     Insurance and Annuity
     Corporation for:
     Mortality and expense risk
       charges.....................            --                  --                 --
                                          -------          ----------         ----------
       Total net assets............       $10,048          $1,981,615         $4,499,299
                                          =======          ==========         ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.............       $    --          $       --         $       --
     Series II Policies............            --              71,427                 --
     Series III Policies...........        10,048           1,910,188          4,499,299
                                          -------          ----------         ----------
       Total net assets............       $10,048          $1,981,615         $4,499,299
                                          =======          ==========         ==========
     Series I Variable accumulation
       unit value..................       $    --          $       --         $       --
                                          =======          ==========         ==========
     Series II Variable
       accumulation unit value.....       $    --          $    16.36         $       --
                                          =======          ==========         ==========
     Series III Variable
       accumulation unit value.....       $ 16.39          $    18.22         $    13.33
                                          =======          ==========         ==========

Identified Cost of Investment......       $ 8,193          $1,708,094         $4,145,054
                                          =======          ==========         ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                          OPPENHEIMER
         NEUBERGER          CAPITAL         OPPENHEIMER      PIMCO GLOBAL
        BERMAN AMT       APPRECIATION       CORE BOND            BOND           PIMCO HIGH       PIMCO LONG-TERM        PIMCO LOW
         PARTNERS          FUND/VA--         FUND/VA--       (UNHEDGED)--         YIELD--       U.S. GOVERNMENT--      DURATION--
        PORTFOLIO--       NON-SERVICE       NON-SERVICE     ADMINISTRATIVE    ADMINISTRATIVE      ADMINISTRATIVE     ADMINISTRATIVE
      CLASS I SHARES        SHARES            SHARES         CLASS SHARES      CLASS SHARES        CLASS SHARES       CLASS SHARES
      -----------------------------------------------------------------------------------------------------------------------------

         $347,941           $81,005           $1,191           $718,876           $   --             $134,714          $2,021,749
               --                --               --              1,691               --                  405               3,770

               --                 9               --                 --               --                    9                  --



               --                --               --                 --               --                   --                  --
         --------           -------           ------           --------           ------             --------          ----------
         $347,941           $81,014           $1,191           $720,567           $   --             $135,128          $2,025,519
         ========           =======           ======           ========           ======             ========          ==========



         $     --           $    --           $   --           $     --           $   --             $     --          $       --
               --                --               --                 --               --                   --                 364
          347,941            81,014            1,191            720,567               --              135,128           2,025,155
         --------           -------           ------           --------           ------             --------          ----------
         $347,941           $81,014           $1,191           $720,567           $   --             $135,128          $2,025,519
         ========           =======           ======           ========           ======             ========          ==========
         $     --           $    --           $   --           $     --           $   --             $     --          $       --
         ========           =======           ======           ========           ======             ========          ==========
         $     --           $    --           $   --           $     --           $   --             $     --          $    10.41
         ========           =======           ======           ========           ======             ========          ==========
         $   9.15           $  9.65           $ 9.13           $  12.63           $10.94             $  14.91          $    13.45
         ========           =======           ======           ========           ======             ========          ==========

         $311,286           $76,003           $1,211           $685,780           $   --             $137,254          $1,958,046
         ========           =======           ======           ========           ======             ========          ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                                                  ROYCE
                                           PIMCO REAL        PIMCO TOTAL        MICRO-CAP
                                            RETURN--          RETURN--         PORTFOLIO--
                                         ADMINISTRATIVE    ADMINISTRATIVE      INVESTMENT
                                          CLASS SHARES      CLASS SHARES          CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $10,328,008       $44,007,725       $7,569,614
  Dividends due and accrued...........          10,321           101,487               --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................           1,590            12,732            1,658

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................              --                 1               --
                                           -----------       -----------       ----------
       Total net assets...............     $10,339,919       $44,121,943       $7,571,272
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $        --       $        --       $       --
     Series II Policies...............          24,768            74,124           62,076
     Series III Policies..............      10,315,151        44,047,819        7,509,196
                                           -----------       -----------       ----------
       Total net assets...............     $10,339,919       $44,121,943       $7,571,272
                                           ===========       ===========       ==========
     Series I Variable accumulation
       unit value.....................     $        --       $        --       $       --
                                           ===========       ===========       ==========
     Series II Variable accumulation
       unit value.....................     $     13.51       $     12.98       $    17.78
                                           ===========       ===========       ==========
     Series III Variable accumulation
       unit value.....................     $     13.72       $     15.48       $    18.05
                                           ===========       ===========       ==========

Identified Cost of Investment.........     $ 9,808,004       $43,364,465       $5,622,208
                                           ===========       ===========       ==========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








         ROYCE
       SMALL-CAP    T. ROWE PRICE                                                                      T. ROWE PRICE
      PORTFOLIO--     BLUE CHIP     T. ROWE PRICE   T. ROWE PRICE    T. ROWE PRICE     T. ROWE PRICE    NEW AMERICA
       INVESTMENT       GROWTH      EQUITY INCOME     INDEX 500      INTERNATIONAL     LIMITED-TERM        GROWTH
         CLASS        PORTFOLIO       PORTFOLIO       PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO     PORTFOLIO
      --------------------------------------------------------------------------------------------------------------

       $8,633,879    $12,315,738     $22,797,666       $214,251        $2,909,292       $3,581,061       $4,766,640
               --             --              --             --                --            8,414               --
               13          1,590              19             54             3,244               54            1,590




               --             --               9             --                 4               --               --
       ----------    -----------     -----------       --------        ----------       ----------       ----------
       $8,633,892    $12,317,328     $22,797,676       $214,305        $2,912,532       $3,589,529       $4,768,230
       ==========    ===========     ===========       ========        ==========       ==========       ==========


       $       --    $        --     $   348,245       $     --        $       --       $       --       $       --
               --             --         963,867             --           615,441           49,352               --
        8,633,892     12,317,328      21,485,564        214,305         2,297,091        3,540,177        4,768,230
       ----------    -----------     -----------       --------        ----------       ----------       ----------
       $8,633,892    $12,317,328     $22,797,676       $214,305        $2,912,532       $3,589,529       $4,768,230
       ==========    ===========     ===========       ========        ==========       ==========       ==========
       $       --    $        --     $     16.13       $     --        $       --       $       --       $       --
       ==========    ===========     ===========       ========        ==========       ==========       ==========
       $    11.67    $     13.81     $     13.98       $     --        $    15.51       $    13.28       $    15.69
       ==========    ===========     ===========       ========        ==========       ==========       ==========
       $    13.61    $     13.66     $     13.14       $  11.60        $    15.61       $    12.74       $    14.58
       ==========    ===========     ===========       ========        ==========       ==========       ==========
       $6,086,854    $10,163,277     $19,013,789       $177,461        $2,531,405       $3,595,983       $3,842,595
       ==========    ===========     ===========       ========        ==========       ==========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2010



                                                    T. ROWE PRICE
                                                      PERSONAL        UIF EMERGING      UIF EMERGING
                                                      STRATEGY        MARKETS DEBT     MARKETS EQUITY
                                                      BALANCED         PORTFOLIO--       PORTFOLIO--
                                                      PORTFOLIO          CLASS I           CLASS I
                                                   --------------------------------------------------

ASSETS:
  Investments, at net asset value..............      $29,286,918       $2,073,200        $12,976,539
  Dividends due and accrued....................               --               --                 --
  Net receivable from (payable to) New York
     Life Insurance and
     Annuity Corporation.......................               54               26              2,185

LIABILITIES:
  Liability to New York Life Insurance and
     Annuity Corporation for:
     Mortality and expense risk charges........               --                1                  4
                                                     -----------       ----------        -----------
       Total net assets........................      $29,286,972       $2,073,225        $12,978,720
                                                     ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies.........................      $        --       $       --        $   427,535
     Series II Policies........................               --           85,042            111,355
     Series III Policies.......................       29,286,972        1,988,183         12,439,830
                                                     -----------       ----------        -----------
       Total net assets........................      $29,286,972       $2,073,225        $12,978,720
                                                     ===========       ==========        ===========
     Series I Variable accumulation unit
       value...................................      $        --       $       --        $     28.10
                                                     ===========       ==========        ===========
     Series II Variable accumulation unit
       value...................................      $        --       $    16.05        $     20.30
                                                     ===========       ==========        ===========
     Series III Variable accumulation unit
       value...................................      $     14.74       $    17.43        $     25.19
                                                     ===========       ==========        ===========

Identified Cost of Investment..................      $24,237,164       $2,002,644        $10,422,169
                                                     ===========       ==========        ===========




Not all Investment Divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









        UIF U.S.       VAN ECK         VAN ECK        VAN ECK VIP
      REAL ESTATE     VIP GLOBAL      VIP GLOBAL     MULTI-MANAGER
      PORTFOLIO--    BOND FUND--    HARD ASSETS--   ALTERNATIVES--
        CLASS I     INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------

       $9,167,490     $1,025,422      $2,056,597       $225,312
               --             --              --             --
               28             26              99             --




                1             --              --             --
       ----------     ----------      ----------       --------
       $9,167,517     $1,025,448      $2,056,696       $225,312
       ==========     ==========      ==========       ========


       $       --     $       --      $       --       $     --
          111,262         49,698              --             --
        9,056,255        975,750       2,056,696        225,312
       ----------     ----------      ----------       --------
       $9,167,517     $1,025,448      $2,056,696       $225,312
       ==========     ==========      ==========       ========
       $       --     $       --      $       --       $     --
       ==========     ==========      ==========       ========
       $    23.04     $    11.90      $       --       $     --
       ==========     ==========      ==========       ========
       $    18.98     $    11.97      $     9.64       $  11.66
       ==========     ==========      ==========       ========
       $6,326,883     $  992,473      $1,637,421       $216,800
       ==========     ==========      ==========       ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2010





                                                                              MAINSTAY VP
                                            MAINSTAY VP                          COMMON
                                               BOND--        MAINSTAY VP        STOCK--
                                           INITIAL CLASS   CASH MANAGEMENT   INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   116,638      $     22,740     $ 1,629,360
  Mortality and expense risk charges....        (15,643)         (461,086)       (244,439)
                                            -----------      ------------     -----------
       Net investment income (loss).....        100,995          (438,346)      1,384,921
                                            -----------      ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,184,775        74,460,819       2,487,341
  Cost of investments sold..............     (2,062,590)      (74,462,181)     (2,244,527)
                                            -----------      ------------     -----------
       Net realized gain (loss) on
          investments...................        122,185            (1,362)        242,814
  Realized gain distribution received...         48,482                --              --
  Change in unrealized appreciation
     (depreciation) on investments......        (18,744)          (11,546)     10,401,218
                                            -----------      ------------     -----------
       Net gain (loss) on investments...        151,923           (12,908)     10,644,032
                                            -----------      ------------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   252,918      $   (451,254)    $12,028,953
                                            ===========      ============     ===========







                                            MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                           INTERNATIONAL      LARGE CAP         MID CAP
                                              EQUITY--         GROWTH--          CORE--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $  1,751,990       $    --        $   156,614
  Mortality and expense risk charges....        (167,171)         (241)          (116,500)
                                            ------------       -------        -----------
       Net investment income (loss).....       1,584,819          (241)            40,114
                                            ------------       -------        -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       9,111,526         6,485          9,641,770
  Cost of investments sold..............     (13,106,819)       (5,378)        (8,186,685)
                                            ------------       -------        -----------
       Net realized gain (loss) on
          investments...................      (3,995,293)        1,107          1,455,085
  Realized gain distribution received...              --            --                 --
  Change in unrealized appreciation
     (depreciation) on investments......       4,782,275        11,171          8,523,745
                                            ------------       -------        -----------
       Net gain (loss) on investments...         786,982        12,278          9,978,830
                                            ------------       -------        -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $  2,371,801       $12,037        $10,018,944
                                            ============       =======        ===========




Not all Investment Divisions are available under all policies.
(a) For the period February 2010 (Commencement of Investments) through December 2010.
(b) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                                                                             MAINSTAY VP
                                                            MAINSTAY VP       HIGH YIELD       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP      MAINSTAY VP       MAINSTAY VP         GROWTH         CORPORATE        ICAP SELECT         INCOME
       CONVERTIBLE--   FLOATING RATE--    GOVERNMENT--        EQUITY--          BOND--          EQUITY--          BUILDER--
       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS    INITIAL CLASS    INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------------


         $  26,039        $  34,677         $  67,608        $   53,754      $ 1,393,504       $ 1,772,979        $      --
            (2,669)          (3,515)          (10,089)          (20,764)         (78,307)         (512,829)            (325)
         ---------        ---------         ---------        ----------      -----------       -----------        ---------
            23,370           31,162            57,519            32,990        1,315,197         1,260,150             (325)
         ---------        ---------         ---------        ----------      -----------       -----------        ---------


           218,283          295,750           795,645           100,942        5,161,748         5,541,783          487,955
          (157,436)        (306,093)         (738,386)         (119,791)      (5,552,537)       (5,536,424)        (375,989)
         ---------        ---------         ---------        ----------      -----------       -----------        ---------
            60,847          (10,343)           57,259           (18,849)        (390,789)            5,359          111,966
                --               --            32,357                --               --                --               --

            40,394           41,001           (37,096)        1,204,141        1,648,343        33,482,060          (94,933)
         ---------        ---------         ---------        ----------      -----------       -----------        ---------
           101,241           30,658            52,520         1,185,292        1,257,554        33,487,419           17,033
         ---------        ---------         ---------        ----------      -----------       -----------        ---------

         $ 124,611        $  61,820         $ 110,039        $1,218,282      $ 2,572,751       $34,747,569        $  16,708
         =========        =========         =========        ==========      ===========       ===========        =========






                                                                            ALLIANCEBERN-
                                                               ALGER            STEIN         ALLIANCEBERN-
                                              ALGER           SMID CAP           VPS              STEIN
        MAINSTAY VP      MAINSTAY VP        SMALL CAP          GROWTH       INTERNATIONAL      VPS SMALL/         AMERICAN
          S&P 500         U.S. SMALL         GROWTH         PORTFOLIO--         VALUE         MID CAP VALUE     CENTURY(R) VP
          INDEX--           CAP--          PORTFOLIO--       CLASS I-2       PORTFOLIO--       PORTFOLIO--         VALUE--
       INITIAL CLASS    INITIAL CLASS   CLASS I-2 SHARES       SHARES       CLASS A SHARES   CLASS A SHARES       CLASS II
      ------------------------------------------------------------------------------------------------------------------------


        $  2,464,978      $    4,356        $      --         $    --         $   31,391        $   6,370         $  25,027
            (408,568)        (15,918)          (2,638)           (203)            (5,299)          (5,664)           (4,009)
        ------------      ----------        ---------         -------         ----------        ---------         ---------
           2,056,410         (11,562)          (2,638)           (203)            26,092              706            21,018
        ------------      ----------        ---------         -------         ----------        ---------         ---------


          12,193,795          74,794          341,850           1,669          1,151,119          369,637           108,616
         (13,948,171)        (66,650)        (410,680)         (1,841)          (819,931)        (238,207)         (127,672)
        ------------      ----------        ---------         -------         ----------        ---------         ---------
          (1,754,376)          8,144          (68,830)           (172)           331,188          131,430           (19,056)
                  --              --               --              48                 --               --                --

          18,508,953       1,457,777          195,231          11,193           (258,746)         321,884           154,751
        ------------      ----------        ---------         -------         ----------        ---------         ---------
          16,754,577       1,465,921          126,401          11,069             72,442          453,314           135,695
        ------------      ----------        ---------         -------         ----------        ---------         ---------

        $ 18,810,987      $1,454,359        $ 123,763         $10,866         $   98,534        $ 454,020         $ 156,713
        ============      ==========        =========         =======         ==========        =========         =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010



                                                                              AMERICAN FUNDS
                                           AMERICAN FUNDS    AMERICAN FUNDS    GLOBAL SMALL
                                          ASSET ALLOCATION   GLOBAL GROWTH    CAPITALIZATION
                                               FUND--            FUND--           FUND--
                                           CLASS 2 SHARES    CLASS 1 SHARES   CLASS 2 SHARES
                                          ---------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   9,321         $ 3,090          $   8,704
  Mortality and expense risk charges....         (2,904)           (101)            (1,799)
                                              ---------         -------          ---------
       Net investment income (loss).....          6,417           2,989              6,905
                                              ---------         -------          ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....        950,448             899            287,933
  Cost of investments sold..............       (806,472)           (884)          (184,111)
                                              ---------         -------          ---------
       Net realized gain (loss) on
          investments...................        143,976              15            103,822
  Realized gain distribution received...             --              --                 --
  Change in unrealized appreciation
     (depreciation) on investments......        (80,789)         10,667              3,923
                                              ---------         -------          ---------
       Net gain (loss) on investments...         63,187          10,682            107,745
                                              ---------         -------          ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................      $  69,604         $13,671          $ 114,650
                                              =========         =======          =========






                                            DREYFUS VIF        DWS DREMAN         DWS GLOBAL
                                           OPPORTUNISTIC      SMALL MID CAP     OPPORTUNITIES
                                            SMALL CAP--        VALUE VIP--          VIP--
                                           INITIAL SHARES    CLASS A SHARES     CLASS A SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................      $   104           $  20,477            $  9
  Mortality and expense risk charges....          (63)             (5,683)            (11)
                                              -------           ---------            ----
       Net investment income (loss).....           41              14,794              (2)
                                              -------           ---------            ----

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....          690             741,124              35
  Cost of investments sold..............       (1,076)           (624,279)            (22)
                                              -------           ---------            ----
       Net realized gain (loss) on
          investments...................         (386)            116,845              13
  Realized gain distribution received...           --                  --              --
  Change in unrealized appreciation
     (depreciation) on investments......        4,244             219,386             571
                                              -------           ---------            ----
       Net gain (loss) on investments...        3,858             336,231             584
                                              -------           ---------            ----
          Net increase (decrease) in net
            assets resulting from
            operations..................      $ 3,899           $ 351,025            $582
                                              =======           =========            ====




Not all Investment Divisions are available under all policies.
(a) For the period February 2010 (Commencement of Investments) through December 2010.
(b) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                            DELAWARE VIP
                       AMERICAN FUNDS   AMERICAN FUNDS                                     INTERNATIONAL      DREYFUS IP
      AMERICAN FUNDS   GROWTH-INCOME    INTERNATIONAL      CALVERT VP                       VALUE EQUITY      TECHNOLOGY
      GROWTH FUND--        FUND--           FUND--        SRI BALANCED     DAVIS VALUE        SERIES--         GROWTH--
      CLASS 2 SHARES   CLASS 2 SHARES   CLASS 2 SHARES     PORTFOLIO        PORTFOLIO      STANDARD CLASS   INITIAL SHARES
     ---------------------------------------------------------------------------------------------------------------------


       $    48,105        $  5,684       $   185,544         $  190         $   14,593        $ 30,692         $     --
           (28,250)         (1,189)          (34,158)           (59)            (5,905)         (2,829)          (4,987)
       -----------        --------       -----------         ------         ----------        --------         --------
            19,855           4,495           151,386            131              8,688          27,863           (4,987)
       -----------        --------       -----------         ------         ----------        --------         --------


         2,620,344          25,870         4,489,757            297          1,050,754          21,774           29,852
        (2,188,308)        (17,304)       (4,352,768)          (369)          (926,763)        (22,833)         (23,400)
       -----------        --------       -----------         ------         ----------        --------         --------
           432,036           8,566           136,989            (72)           123,991          (1,059)           6,452
                --              --                --             --                 --              --               --

           826,071          25,758           423,553          1,397            (31,062)         14,697          311,325
       -----------        --------       -----------         ------         ----------        --------         --------
         1,258,107          34,324           560,542          1,325             92,929          13,638          317,777
       -----------        --------       -----------         ------         ----------        --------         --------

       $ 1,277,962        $ 38,819       $   711,928         $1,456         $  101,617        $ 41,501         $312,790
       ===========        ========       ===========         ======         ==========        ========         ========






                                                                                                           FIDELITY(R) VIP
           DWS                         FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP    FREEDOM 2040
        SMALL CAP     FIDELITY(R) VIP      EQUITY-        FREEDOM 2010     FREEDOM 2020     FREEDOM 2030     PORTFOLIO--
       INDEX VIP--    CONTRAFUND(R)--      INCOME--       PORTFOLIO--      PORTFOLIO--      PORTFOLIO--        INITIAL
      CLASS A SHARES   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS       CLASS(A)
     ---------------------------------------------------------------------------------------------------------------------



       $     72,273     $   296,486      $    71,964       $  37,202        $ 146,889       $    82,404       $     113
            (42,163)       (103,514)         (17,087)         (5,050)         (25,872)          (18,795)         (1,060)
       ------------     -----------      -----------       ---------        ---------       -----------       ---------
             30,110         192,972           54,877          32,152          121,017            63,609            (947)
       ------------     -----------      -----------       ---------        ---------       -----------       ---------


         10,102,439       6,212,377        1,419,136         551,613          734,426         1,052,580         774,841
        (10,217,936)     (7,859,737)      (1,877,837)       (597,176)        (834,892)       (1,280,614)       (734,349)
       ------------     -----------      -----------       ---------        ---------       -----------       ---------
           (115,497)     (1,647,360)        (458,701)        (45,563)        (100,466)         (228,034)         40,492
                 --          10,784               --          27,656           49,961            29,998             705

          3,027,072       5,238,451        1,031,168         119,779          752,664           741,250            (335)
       ------------     -----------      -----------       ---------        ---------       -----------       ---------
          2,911,575       3,601,875          572,467         101,872          702,159           543,214          40,862
       ------------     -----------      -----------       ---------        ---------       -----------       ---------

       $  2,941,685     $ 3,794,847      $   627,344       $ 134,024        $ 823,176       $   606,823       $  39,915
       ============     ===========      ===========       =========        =========       ===========       =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010




                                                                                    FIDELITY(R) VIP
                                            FIDELITY(R) VIP     FIDELITY(R) VIP       INVESTMENT
                                               GROWTH--           INDEX 500--        GRADE BOND--
                                             INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   2,027         $    778,832         $   351,973
  Mortality and expense risk charges....          (3,536)            (160,671)            (40,571)
                                               ---------         ------------         -----------
       Net investment income (loss).....          (1,509)             618,161             311,402
                                               ---------         ------------         -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         339,042            9,257,210           2,355,334
  Cost of investments sold..............        (342,505)         (11,778,894)         (2,260,284)
                                               ---------         ------------         -----------
       Net realized gain (loss) on
          investments...................          (3,463)          (2,521,684)             95,050
  Realized gain distribution received...           2,561              656,520             107,224
  Change in unrealized appreciation
     (depreciation) on investments......         176,325            6,471,664             132,651
                                               ---------         ------------         -----------
       Net gain (loss) on investments...         175,423            4,606,500             334,925
                                               ---------         ------------         -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $ 173,914         $  5,224,661         $   646,327
                                               =========         ============         ===========







                                                                    INVESCO           JANUS ASPEN
                                             INVESCO V.I.         VAN KAMPEN           BALANCED
                                             MID CAP CORE        V.I. MID CAP         PORTFOLIO--
                                             EQUITY FUND--       VALUE FUND--        INSTITUTIONAL
                                          SERIES I SHARES(B)    SERIES I SHARES         SHARES
                                          ----------------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $    247            $  3,184           $   520,899
  Mortality and expense risk charges....            (98)             (2,000)              (62,216)
                                               --------            --------           -----------
       Net investment income (loss).....            149               1,184               458,683
                                               --------            --------           -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....         11,228              67,367             1,966,453
  Cost of investments sold..............        (10,899)            (37,651)           (2,015,318)
                                               --------            --------           -----------
       Net realized gain (loss) on
          investments...................            329              29,716               (48,865)
  Realized gain distribution received...             --                  --                    --
  Change in unrealized appreciation
     (depreciation) on investments......          6,627             129,620             1,074,188
                                               --------            --------           -----------
       Net gain (loss) on investments...          6,956             159,336             1,025,323
                                               --------            --------           -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $  7,105            $160,520           $ 1,484,006
                                               ========            ========           ===========




Not all Investment Divisions are available under all policies.
(a) For the period February 2010 (Commencement of Investments) through December 2010.
(b) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









                                                          FIDELITY(R)    FIDELITY(R) VIP    INVESCO V.I.     INVESCO V.I.
     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     VIP VALUE          VALUE         GLOBAL REAL     INTERNATIONAL
        MID-CAP--      MONEY MARKET--     OVERSEAS--       LEADERS--       STRATEGIES--    ESTATE FUND--    GROWTH FUND--
      INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   SERVICE CLASS 2  SERIES I SHARES  SERIES I SHARES
     ---------------------------------------------------------------------------------------------------------------------


       $   110,689      $     23,218     $   119,312        $     77         $    865        $  98,546       $   180,264
          (111,677)          (50,242)        (38,325)            (34)          (1,182)          (6,841)          (29,787)
       -----------      ------------     -----------        --------         --------        ---------       -----------
              (988)          (27,024)         80,987              43             (317)          91,705           150,477
       -----------      ------------     -----------        --------         --------        ---------       -----------


         5,991,906        11,088,633       3,942,389          20,554           43,508          720,641         1,483,715
        (6,934,845)      (11,088,633)     (6,175,342)        (18,311)         (49,391)        (612,634)       (1,952,778)
       -----------      ------------     -----------        --------         --------        ---------       -----------
          (942,939)               --      (2,232,953)          2,243           (5,883)         108,007          (469,063)
            84,094            12,645          16,270              --               --               --                --

         8,008,000                --       3,012,437          (2,731)          61,504          185,542         1,253,734
       -----------      ------------     -----------        --------         --------        ---------       -----------
         7,149,155            12,645         795,754            (488)          55,621          293,549           784,671
       -----------      ------------     -----------        --------         --------        ---------       -----------

       $ 7,148,167      $    (14,379)    $   876,741        $   (445)        $ 55,304        $ 385,254       $   935,148
       ===========      ============     ===========        ========         ========        =========       ===========






                                                             LAZARD
       JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       RETIREMENT                        LVIP BARON
        ENTERPRISE         FORTY          WORLDWIDE      INTERNATIONAL     LORD ABBETT         GROWTH           MFS(R)
       PORTFOLIO--      PORTFOLIO--      PORTFOLIO--         EQUITY       SERIES FUND--    OPPORTUNITIES      INVESTORS
      INSTITUTIONAL    INSTITUTIONAL    INSTITUTIONAL     PORTFOLIO--     MID-CAP VALUE        FUND--       TRUST SERIES--
          SHARES           SHARES           SHARES       SERVICE SHARES     PORTFOLIO      SERVICE CLASS    INITIAL CLASS
     ---------------------------------------------------------------------------------------------------------------------


       $     4,071      $    28,418       $    6,123      $    43,946      $    20,200      $        --        $   955
           (27,600)         (32,453)          (4,629)         (12,416)         (19,585)         (13,750)          (202)
       -----------      -----------       ----------      -----------      -----------      -----------        -------
           (23,529)          (4,035)           1,494           31,530              615          (13,750)           753
       -----------      -----------       ----------      -----------      -----------      -----------        -------


         3,409,609        2,845,893        1,021,117        1,139,960        1,765,980        1,749,749          1,619
        (4,078,797)      (3,434,102)        (909,412)      (1,515,361)      (1,559,440)      (1,181,186)        (1,348)
       -----------      -----------       ----------      -----------      -----------      -----------        -------
          (669,188)        (588,209)         111,705         (375,401)         206,540          568,563            271
                --               --               --               --               --               --             --

         2,131,595        1,045,173           18,653          488,301          779,308          286,260          7,542
       -----------      -----------       ----------      -----------      -----------      -----------        -------
         1,462,407          456,964          130,358          112,900          985,848          854,823          7,813
       -----------      -----------       ----------      -----------      -----------      -----------        -------

       $ 1,438,878      $   452,929       $  131,852      $   144,430      $   986,463      $   841,073        $ 8,566
       ===========      ===========       ==========      ===========      ===========      ===========        =======





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010


                                             MFS(R) NEW         MFS(R)
                                             DISCOVERY        UTILITIES       MFS(R) VALUE
                                              SERIES--         SERIES--         SERIES--
                                           INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................       $   --         $  52,519        $   53,641
  Mortality and expense risk charges....          (37)           (7,721)          (12,194)
                                               ------         ---------        ----------
       Net investment income (loss).....          (37)           44,798            41,447
                                               ------         ---------        ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....          474           618,203         1,122,872
  Cost of investments sold..............         (491)         (829,291)         (811,603)
                                               ------         ---------        ----------
       Net realized gain (loss) on
          investments...................          (17)         (211,088)          311,269
  Realized gain distribution received...           --                --                --
  Change in unrealized appreciation
     (depreciation) on investments......        2,733           422,140             9,358
                                               ------         ---------        ----------
       Net gain (loss) on investments...        2,716           211,052           320,627
                                               ------         ---------        ----------
          Net increase (decrease) in net
            assets resulting from
            operations..................       $2,679         $ 255,850        $  362,074
                                               ======         =========        ==========







                                                                                 ROYCE
                                               PIMCO            PIMCO          MICRO-CAP
                                           REAL RETURN--    TOTAL RETURN--    PORTFOLIO--
                                           ADMINISTRATIVE   ADMINISTRATIVE     INVESTMENT
                                            CLASS SHARES     CLASS SHARES        CLASS
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   135,090      $  1,075,782      $  122,654
  Mortality and expense risk charges....        (37,037)         (196,274)        (16,971)
                                            -----------      ------------      ----------
       Net investment income (loss).....         98,053           879,508         105,683
                                            -----------      ------------      ----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,280,820        19,911,667         753,193
  Cost of investments sold..............     (5,079,214)      (18,218,035)       (667,470)
                                            -----------      ------------      ----------
       Net realized gain (loss) on
          investments...................        201,606         1,693,632          85,723
  Realized gain distribution received...         88,634         1,307,594              --
  Change in unrealized appreciation
     (depreciation) on investments......        304,688          (595,184)      1,424,178
                                            -----------      ------------      ----------
       Net gain (loss) on investments...        594,928         2,406,042       1,509,901
                                            -----------      ------------      ----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $   692,981      $  3,285,550      $1,615,584
                                            ===========      ============      ==========




Not all Investment Divisions are available under all policies.
(a) For the period February 2010 (Commencement of Investments) through December 2010.
(b) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                           OPPENHEIMER
         NEUBERGER           CAPITAL         OPPENHEIMER      PIMCO GLOBAL                    PIMCO LONG-TERM
         BERMAN AMT       APPRECIATION        CORE BOND           BOND          PIMCO HIGH          U.S.           PIMCO LOW
          PARTNERS       FUND/VA-- NON-     FUND/VA-- NON-    (UNHEDGED)--       YIELD--        GOVERNMENT--      DURATION--
        PORTFOLIO--          SERVICE           SERVICE       ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE   ADMINISTRATIVE
       CLASS I SHARES        SHARES             SHARES        CLASS SHARES   CLASS SHARES(B)    CLASS SHARES     CLASS SHARES
      -------------------------------------------------------------------------------------------------------------------------


         $   2,306          $     12           $    19          $15,936          $    119         $  4,692        $    36,042
            (2,587)             (209)               (5)          (1,712)               (5)            (601)            (9,975)
         ---------          --------           -------          -------          --------         --------        -----------
              (281)             (197)               14           14,224               114            4,091             26,067
         ---------          --------           -------          -------          --------         --------        -----------


           501,070            36,564             1,258            6,486            12,561           57,676          1,059,268
          (373,317)          (31,200)           (1,390)          (6,082)          (12,645)         (58,141)        (1,034,654)
         ---------          --------           -------          -------          --------         --------        -----------
           127,753             5,364              (132)             404               (84)            (465)            24,614
                --                --                --           16,915                --            2,894              6,569

           (87,696)           (2,484)              237           34,485                --            6,244             48,238
         ---------          --------           -------          -------          --------         --------        -----------
            40,057             2,880               105           51,804               (84)           8,673             79,421
         ---------          --------           -------          -------          --------         --------        -----------

         $  39,776          $  2,683           $   119          $66,028          $     30         $ 12,764        $   105,488
         =========          ========           =======          =======          ========         ========        ===========







           ROYCE
         SMALL-CAP        T. ROWE PRICE                                                                          T. ROWE PRICE
        PORTFOLIO--         BLUE CHIP       T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE    T. ROWE PRICE      NEW AMERICA
         INVESTMENT          GROWTH         EQUITY INCOME      INDEX 500      INTERNATIONAL     LIMITED-TERM        GROWTH
           CLASS            PORTFOLIO         PORTFOLIO        PORTFOLIO     STOCK PORTFOLIO   BOND PORTFOLIO      PORTFOLIO
      -------------------------------------------------------------------------------------------------------------------------


        $     9,337        $        --       $    408,200      $   5,782        $  24,243       $   101,068       $     8,325
            (27,208)           (46,159)           (90,718)        (1,415)          (9,184)          (14,643)          (15,806)
        -----------        -----------       ------------      ---------        ---------       -----------       -----------
            (17,871)           (46,159)           317,482          4,367           15,059            86,425            (7,481)
        -----------        -----------       ------------      ---------        ---------       -----------       -----------


          2,714,330          1,884,364          8,474,958        260,769          529,842         2,513,013         1,026,830
         (2,733,355)        (2,174,564)       (10,722,491)      (319,121)        (798,086)       (2,454,392)       (1,101,687)
        -----------        -----------       ------------      ---------        ---------       -----------       -----------
            (19,025)          (290,200)        (2,247,533)       (58,352)        (268,244)           58,621           (74,857)
                 --                 --                 --             --            8,081                --            95,742

          1,403,319          2,008,952          4,988,680         92,232          582,201           (47,278)          747,397
        -----------        -----------       ------------      ---------        ---------       -----------       -----------
          1,384,294          1,718,752          2,741,147         33,880          322,038            11,343           768,282
        -----------        -----------       ------------      ---------        ---------       -----------       -----------

        $ 1,366,423        $ 1,672,593       $  3,058,629      $  38,247        $ 337,097       $    97,768       $   760,801
        ===========        ===========       ============      =========        =========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2010





                                           T. ROWE PRICE
                                              PERSONAL       UIF EMERGING     UIF EMERGING
                                              STRATEGY       MARKETS DEBT    MARKETS EQUITY
                                              BALANCED       PORTFOLIO--      PORTFOLIO--
                                             PORTFOLIO         CLASS I          CLASS I
                                          -------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $   595,549      $   109,123      $    66,074
  Mortality and expense risk charges....        (94,747)          (9,966)         (41,330)
                                            -----------      -----------      -----------
       Net investment income (loss).....        500,802           99,157           24,744
                                            -----------      -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,134,226        1,376,174        1,820,430
  Cost of investments sold..............     (6,838,903)      (1,207,497)      (2,846,403)
                                            -----------      -----------      -----------
       Net realized gain (loss) on
          investments...................       (704,677)         168,677       (1,025,973)
  Realized gain distribution received...             --               --               --
  Change in unrealized appreciation
     (depreciation)  on investments.....      3,600,754          (21,246)       2,884,758
                                            -----------      -----------      -----------
       Net gain (loss) on investments...      2,896,077          147,431        1,858,785
                                            -----------      -----------      -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ 3,396,879      $   246,588      $ 1,883,529
                                            ===========      ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period February 2010 (Commencement of Investments) through December 2010.
(b) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









          UIF U.S.           VAN ECK             VAN ECK           VAN ECK VIP
        REAL ESTATE        VIP GLOBAL          VIP GLOBAL         MULTI-MANAGER
        PORTFOLIO--        BOND FUND--        HARD ASSETS--      ALTERNATIVES--
          CLASS I         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
---------------------------------------------------------------------------------



        $   169,179         $  1,237            $   2,750          $  --
            (24,868)          (3,288)              (4,000)           (880)
        -----------         --------            ---------          ---------
            144,311           (2,051)              (1,250)           (880)
        -----------         --------            ---------          ---------


          4,640,655           73,582              131,089           15,965
         (4,983,598)         (68,069)            (111,595)         (17,915)
        -----------         --------            ---------          ---------
           (342,943)           5,513               19,494           (1,950)
                 --               --                   --               --

          2,586,900           29,114              406,103           11,595
        -----------         --------            ---------          ---------
          2,243,957           34,627              425,597            9,645
        -----------         --------            ---------          ---------

        $ 2,388,268         $ 32,576            $ 424,347           $8,765
        ===========         ========            =========          =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2010
and December 31, 2009




                                                     MAINSTAY VP
                                                       BOND--                          MAINSTAY VP
                                                    INITIAL CLASS                    CASH MANAGEMENT
                                          --------------------------------  --------------------------------
                                                2010             2009             2010             2009
                                          ------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......     $  100,995       $  156,100      $   (438,346)    $   (646,500)
     Net realized gain (loss) on
       investments......................        122,185           35,351            (1,362)           7,841
     Realized gain distribution
       received.........................         48,482           13,878                --               --
     Change in unrealized appreciation
       (depreciation) on investments....        (18,744)          21,817           (11,546)          (6,221)
                                             ----------       ----------      ------------     ------------
       Net increase (decrease) in net
          assets resulting from
          operations....................        252,918          227,146          (451,254)        (644,880)
                                             ----------       ----------      ------------     ------------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................        488,167          476,464        60,685,593       34,226,890
     Cost of insurance..................        (88,518)         (68,996)       (2,366,577)      (2,821,122)
     Policyowners' surrenders...........       (977,801)         (92,316)       (7,022,949)      (3,269,026)
     Net transfers from (to) Fixed
       Account..........................         12,960           41,432         2,208,044      (83,910,230)
     Transfers between Investment
       Divisions........................        769,552          454,930       (43,933,438)     (12,305,387)
     Policyowners' death benefits.......             --           (3,147)         (100,781)              --
                                             ----------       ----------      ------------     ------------
       Net contributions and
          (withdrawals).................        204,360          808,367         9,469,892      (68,078,875)
                                             ----------       ----------      ------------     ------------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................             --               --                --               (2)
                                             ----------       ----------      ------------     ------------
          Increase (decrease) in net
            assets......................        457,278        1,035,513         9,018,638      (68,723,757)
NET ASSETS:
     Beginning of year..................      3,620,694        2,585,181       127,668,801      196,392,558
                                             ----------       ----------      ------------     ------------
     End of year........................     $4,077,972       $3,620,694      $136,687,439     $127,668,801
                                             ==========       ==========      ============     ============





                                                                                       MAINSTAY VP
                                                     MAINSTAY VP                       HIGH YIELD
                                                   GROWTH EQUITY--                  CORPORATE BOND--
                                                    INITIAL CLASS                     INITIAL CLASS
                                          --------------------------------  --------------------------------
                                                2010             2009             2010             2009
                                          ------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......    $    32,990      $     8,820      $ 1,315,197      $ 1,083,868
     Net realized gain (loss) on
       investments......................        (18,849)      (1,831,564)        (390,789)      (1,161,366)
     Realized gain distribution
       received.........................             --               --               --               --
     Change in unrealized appreciation
       (depreciation) on investments....      1,204,141        3,019,463        1,648,343        4,963,290
                                            -----------      -----------      -----------      -----------
       Net increase (decrease) in net
          assets resulting from
          operations....................      1,218,282        1,196,719        2,572,751        4,885,792
                                            -----------      -----------      -----------      -----------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................            126            6,128        1,117,736        1,400,558
     Cost of insurance..................        (55,580)         (40,648)        (267,971)        (206,515)
     Policyowners' surrenders...........             --              (61)      (1,165,972)        (221,027)
     Net transfers from (to) Fixed
       Account..........................        400,708       (2,952,781)         209,490           26,636
     Transfers between Investment
       Divisions........................      4,695,121         (618,758)       4,852,639          889,640
     Policyowners' death benefits.......             --               --               --           (2,938)
                                            -----------      -----------      -----------      -----------
       Net contributions and
          (withdrawals).................      5,040,375       (3,606,120)       4,745,922        1,886,354
                                            -----------      -----------      -----------      -----------
     Increase (decrease) attributable to
       New York Life Insurance and
       Annuity Corporation charges
       retained by the Separate
       Account..........................             --              (32)              (2)             (14)
                                            -----------      -----------      -----------      -----------
          Increase (decrease) in net
            assets......................      6,258,657       (2,409,433)       7,318,671        6,772,132
NET ASSETS:
     Beginning of year..................      5,071,827        7,481,260       17,527,630       10,755,498
                                            -----------      -----------      -----------      -----------
     End of year........................    $11,330,484      $ 5,071,827      $24,846,301      $17,527,630
                                            ===========      ===========      ===========      ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
             COMMON STOCK--                  CONVERTIBLE--                  FLOATING RATE--                   GOVERNMENT--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




      $  1,384,921    $ 1,538,874       $ 23,370       $   9,156       $  31,162        $ 19,177       $   57,519      $   63,487
           242,814       (659,527)        60,847        (128,332)        (10,343)         (9,415)          57,259          58,936
                --             --             --              --              --              --           32,357           1,928



        10,401,218     18,146,266         40,394         311,813          41,001         137,466          (37,096)        (98,519)
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------


        12,028,953     19,025,613        124,611         192,637          61,820         147,228          110,039          25,832
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------



           111,072        146,816         71,479         162,119          90,286          96,310          192,001         226,565
          (657,452)      (574,179)        (7,679)         (5,785)        (35,106)        (33,497)         (58,210)        (52,920)
          (429,225)      (102,823)            --              --        (229,438)         (2,449)        (180,429)       (150,356)
           377,116        136,362          3,780              --          (1,636)         24,561            6,370          87,595
         1,960,403      8,417,038         (3,266)       (225,900)        116,600         137,230           21,139         (24,883)
                --             --             --              --            (683)             --           (4,340)         (3,158)
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------
         1,361,914      8,023,214         64,314         (69,566)        (59,977)        222,155          (23,469)         82,843
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------




              (541)        (1,370)            (4)            (16)             --              --               --              --
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------
        13,390,326     27,047,457        188,921         123,055           1,843         369,383           86,570         108,675

        96,057,986     69,010,529        625,914         502,859         749,451         380,068        2,108,699       2,000,024
      ------------    -----------       --------       ---------       ---------        --------       ----------      ----------

      $109,448,312    $96,057,986       $814,835       $ 625,914       $ 751,294        $749,451       $2,195,269      $2,108,699
      ============    ===========       ========       =========       =========        ========       ==========      ==========





              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
          ICAP SELECT EQUITY--              INCOME BUILDER--             INTERNATIONAL EQUITY--            LARGE CAP GROWTH--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




      $  1,260,150    $  2,008,911     $    (325)     $     8,990     $ 1,584,819     $ 3,395,000       $  (241)        $   (220)
             5,359      (4,840,872)      111,966       (2,733,220)     (3,995,293)     (3,324,325)        1,107           (4,135)
                --              --            --               --              --              --            --               --


        33,482,060      35,681,347       (94,933)       2,971,456       4,782,275       8,838,107        11,171           28,323
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------


        34,747,569      32,849,386        16,708          247,226       2,371,801       8,908,782        12,037           23,968
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------


           283,768          74,604            --               --         757,518         640,650            --               --
        (1,319,506)       (921,206)       (1,868)         (42,566)     (1,432,387)     (1,486,987)       (6,224)          (6,299)
          (124,287)         (3,226)           --               --        (120,776)     (1,136,731)           --          (17,073)
        (2,218,478)        (92,372)     (486,553)      (5,241,367)        389,564        (847,515)           --               --
         3,154,197      47,378,554            --               --      (1,562,625)       (398,504)           --           (1,392)
              (486)             --            --               --        (164,040)       (118,359)           --               --
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------
          (224,792)     46,436,354      (488,421)      (5,283,933)     (2,132,746)     (3,347,446)       (6,224)         (24,764)
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------


            (1,867)         (3,224)           (3)             (76)           (165)           (770)           --               (4)
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------
        34,520,910      79,282,516      (471,716)      (5,036,783)        238,890       5,560,566         5,813             (800)


       194,615,434     115,332,918       471,716        5,508,499      56,445,098      50,884,532        81,563           82,363
      ------------    ------------     ---------      -----------     -----------     -----------       -------         --------
      $229,136,344    $194,615,434     $      --      $   471,716     $56,683,988     $56,445,098       $87,376         $ 81,563
      ============    ============     =========      ===========     ===========     ===========       =======         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                       MAINSTAY VP                     MAINSTAY VP
                                                                      MID CAP CORE--                 MID CAP GROWTH--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010            2009
                                                             ---------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $    40,114     $     88,367        $--         $   (19,885)
     Net realized gain (loss) on investments................     1,455,085      (12,230,532)        --            (798,411)
     Realized gain distribution received....................            --               --         --             126,257
     Change in unrealized appreciation (depreciation) on
       investments..........................................     8,523,745       21,299,029         --           2,743,980
                                                               -----------     ------------        ---         -----------
       Net increase (decrease) in net assets resulting from
          operations........................................    10,018,944        9,156,864         --           2,051,941
                                                               -----------     ------------        ---         -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       326,169          105,722         --             279,723
     Cost of insurance......................................      (321,205)        (248,881)        --             (53,097)
     Policyowners' surrenders...............................      (958,634)         (48,692)        --             (85,708)
     Net transfers from (to) Fixed Account..................        (5,857)          14,276         --          (1,914,946)
     Transfers between Investment Divisions.................    (7,465,915)      (2,952,005)        --          (4,026,714)
     Policyowners' death benefits...........................            --               --         --                  --
                                                               -----------     ------------        ---         -----------
       Net contributions and (withdrawals)..................    (8,425,442)      (3,129,580)        --          (5,800,742)
                                                               -----------     ------------        ---         -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (498)          (1,041)        --                  --
                                                               -----------     ------------        ---         -----------
          Increase (decrease) in net assets.................     1,593,004        6,026,243         --          (3,748,801)
NET ASSETS:
     Beginning of year......................................    46,758,751       40,732,508         --           3,748,801
                                                               -----------     ------------        ---         -----------
     End of year............................................   $48,351,755     $ 46,758,751        $--         $        --
                                                               ===========     ============        ===         ===========





                                                                      ALGER CAPITAL
                                                                       APPRECIATION                  ALGER SMALL CAP
                                                                       PORTFOLIO--                  GROWTH PORTFOLIO--
                                                                     CLASS I-2 SHARES                CLASS I-2 SHARES
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010            2009
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................       $--           $    (60)      $  (2,638)      $  (3,580)
     Net realized gain (loss) on investments................        --              2,432         (68,830)       (128,606)
     Realized gain distribution received....................        --                 --              --              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................        --              2,165         195,231         425,516
                                                                   ---           --------       ---------       ---------
       Net increase (decrease) in net assets resulting from
          operations........................................        --              4,537         123,763         293,330
                                                                   ---           --------       ---------       ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................        --                 --              --              --
     Cost of insurance......................................        --               (324)         (6,291)        (11,447)
     Policyowners' surrenders...............................        --            (16,971)       (274,461)        (30,538)
     Net transfers from (to) Fixed Account..................        --                 --              --              --
     Transfers between Investment Divisions.................        --                 --         (58,460)       (220,937)
     Policyowners' death benefits...........................        --                 --              --              --
                                                                   ---           --------       ---------       ---------
       Net contributions and (withdrawals)..................        --            (17,295)       (339,212)       (262,922)
                                                                   ---           --------       ---------       ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................        --                 --              --              --
                                                                   ---           --------       ---------       ---------
          Increase (decrease) in net assets.................        --            (12,758)       (215,449)         30,408
NET ASSETS:
     Beginning of year......................................        --             12,758         834,021         803,613
                                                                   ---           --------       ---------       ---------
     End of year............................................       $--           $     --       $ 618,572       $ 834,021
                                                                   ===           ========       =========       =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









              MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP
            MID CAP VALUE--                 S&P 500 INDEX--                SMALL CAP GROWTH--               U.S. SMALL CAP--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010          2009(E)
    -------------------------------------------------------------------------------------------------------------------------------



        $    --       $  1,836,378    $  2,056,410    $  2,980,636     $       --     $    (7,173)     $  (11,562)     $     (747)

             --        (16,759,865)     (1,754,376)     (7,386,209)            --      (1,353,537)          8,144              53

             --                 --              --              --             --              --              --              --


             --         24,288,630      18,508,953      32,911,823             --       1,692,394       1,457,777          88,981
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------



             --          9,365,143      18,810,987      28,506,250             --         331,684       1,454,359          88,287
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------


             --             74,465         803,581         887,714             --          44,389          38,323          22,925
             --           (255,256)     (4,489,457)     (4,241,450)            --         (20,957)        (53,371)         (3,060)
             --            (40,751)       (144,004)       (416,102)            --          (3,513)             --              --
             --              2,135         244,412      (2,754,276)            --         (52,585)         (2,359)            348
             --        (52,201,051)     (2,806,915)     (2,731,581)            --      (2,614,910)      5,945,740       1,878,615
             --                 --        (511,298)       (372,672)            --              --              --              --
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
             --        (52,420,458)     (6,903,681)     (9,628,367)            --      (2,647,576)      5,928,333       1,898,828
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------



             --               (490)           (996)         (2,990)            --              --              --              --
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
             --        (43,055,805)     11,906,310      18,874,893             --      (2,315,892)      7,382,692       1,987,115

             --         43,055,805     136,813,550     117,938,657             --       2,315,892       1,987,115              --
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
        $    --       $         --    $148,719,860    $136,813,550     $       --     $        --      $9,369,807      $1,987,115
        =======       ============    ============    ============     ==========     ===========      ==========      ==========

                                           ALLIANCEBERNSTEIN               ALLIANCEBERNSTEIN                    AMERICAN
             ALGER SMID CAP                VPS INTERNATIONAL               VPS SMALL/MID CAP                 CENTURY(R) VP
           GROWTH PORTFOLIO--              VALUE PORTFOLIO--               VALUE PORTFOLIO--                    VALUE--
            CLASS I-2 SHARES                 CLASS A SHARES                  CLASS A SHARES                    CLASS II
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




        $  (203)      $        (65)   $     26,092    $     12,398     $      706     $      (823)     $   21,018      $   32,440
           (172)              (282)        331,188        (263,157)       131,430         (40,774)        (19,056)        (25,604)
             48                 --              --              --             --           4,876              --              --


         11,193              7,013        (258,746)        557,170        321,884         308,735         154,751         146,167
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------

         10,866              6,666          98,534         306,411        454,020         272,014         156,713         153,003
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------

         14,312              8,449         244,165         319,148        104,193         111,551         115,114         105,877
         (1,456)              (865)        (21,147)        (22,914)       (15,676)         (6,677)        (19,669)        (14,871)
             --                 --        (184,064)        (17,580)            --         (48,240)             --         (12,128)
          5,351              6,262          (4,250)        (24,700)       (76,259)        (17,891)          7,247          (3,177)
         11,520                434        (538,175)        112,733        423,837         952,021         301,625         191,257
             --                 --              --              --             --              --          (6,444)        (13,505)
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
         29,727             14,280        (503,471)        366,687        436,095         990,764         397,873         253,453
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------




             --                 --              --              --             --              --              (3)             (6)
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
         40,593             20,946        (404,937)        673,098        890,115       1,262,778         554,583         406,450


         26,602              5,656       1,476,933         803,835      1,377,192         114,414         947,350         540,900
        -------       ------------    ------------    ------------     ----------     -----------      ----------      ----------
        $67,195       $     26,602    $  1,071,996    $  1,476,933     $2,267,307     $ 1,377,192      $1,501,933      $  947,350
        =======       ============    ============    ============     ==========     ===========      ==========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                      AMERICAN FUNDS                  AMERICAN FUNDS
                                                                     ASSET ALLOCATION                 GLOBAL GROWTH
                                                                          FUND--                          FUND--
                                                                      CLASS 2 SHARES                  CLASS 1 SHARES
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010          2009(F)
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    6,417      $   18,145       $  2,989          $--
     Net realized gain (loss) on investments................       143,976         (38,897)            15           --
     Realized gain distribution received....................            --              --             --           --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (80,789)        164,234         10,667           --
                                                                ----------      ----------       --------          ---


       Net increase (decrease) in net assets resulting from
          operations........................................        69,604         143,482         13,671           --
                                                                ----------      ----------       --------          ---
  Contributions and (withdrawals):
     Payments received from policyowners....................        51,929          69,514          1,394           73
     Cost of insurance......................................       (23,743)        (14,122)          (839)          --
     Policyowners' surrenders...............................      (484,304)         (4,627)            --           --
     Net transfers from (to) Fixed Account..................        (7,254)         42,869             53           --
     Transfers between Investment Divisions.................      (202,942)        667,195        243,801           --
     Policyowners' death benefits...........................            --          (2,536)            --           --
                                                                ----------      ----------       --------          ---
       Net contributions and (withdrawals)..................      (666,314)        758,293        244,409           73
                                                                ----------      ----------       --------          ---
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --             --           --
                                                                ----------      ----------       --------          ---
          Increase (decrease) in net assets.................      (596,710)        901,775        258,080           73
NET ASSETS:
     Beginning of year......................................     1,029,425         127,650             73           --
                                                                ----------      ----------       --------          ---

     End of year............................................    $  432,715      $1,029,425       $258,153          $73
                                                                ==========      ==========       ========          ===





                                                                        CALVERT VP
                                                                       SRI BALANCED                       DAVIS
                                                                        PORTFOLIO                    VALUE PORTFOLIO
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010            2009
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   131         $   201        $    8,688      $    5,247
     Net realized gain (loss) on investments................         (72)           (141)          123,991        (379,026)
     Realized gain distribution received....................          --              --                --              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       1,397           2,479           (31,062)        740,865
                                                                 -------         -------        ----------      ----------


       Net increase (decrease) in net assets resulting from
          operations........................................       1,456           2,539           101,617         367,086
                                                                 -------         -------        ----------      ----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          --              --           295,159         231,210
     Cost of insurance......................................        (239)           (248)          (22,512)        (21,572)
     Policyowners' surrenders...............................          --              --          (421,535)       (202,953)
     Net transfers from (to) Fixed Account..................          --              --            (8,429)          5,811
     Transfers between Investment Divisions.................          --              --          (136,228)        (95,561)
     Policyowners' death benefits...........................          --              --                --              --
                                                                 -------         -------        ----------      ----------
       Net contributions and (withdrawals)..................        (239)           (248)         (293,545)        (83,065)
                                                                 -------         -------        ----------      ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --              --                --              --
                                                                 -------         -------        ----------      ----------
          Increase (decrease) in net assets.................       1,217           2,291          (191,928)        284,021
NET ASSETS:
     Beginning of year......................................      12,728          10,437         1,354,217       1,070,196
                                                                 -------         -------        ----------      ----------
     End of year............................................     $13,945         $12,728        $1,162,289      $1,354,217
                                                                 =======         =======        ==========      ==========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








             AMERICAN FUNDS                                                  AMERICAN FUNDS                  AMERICAN FUNDS
              GLOBAL SMALL                   AMERICAN FUNDS                  GROWTH-INCOME                   INTERNATIONAL
         CAPITALIZATION FUND--               GROWTH FUND--                       FUND--                          FUND--
             CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES                  CLASS 2 SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------





       $   6,905        $   (118)     $    19,855      $   19,799       $  4,495        $  2,146      $   151,386      $   85,196
         103,822         (76,874)         432,036        (374,403)         8,566         (21,494)         136,989        (820,459)
              --              --               --              --             --              --               --          38,322


           3,923         211,562          826,071       1,807,758         25,758          72,530          423,553       3,173,179
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------



         114,650         134,570        1,277,962       1,453,154         38,819          53,182          711,928       2,476,238
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------

          43,284          86,747          387,914         460,243         30,278          23,154          484,451       1,180,528
          (7,585)         (6,482)         (89,318)        (53,254)        (6,458)         (3,993)        (154,742)       (115,877)
        (171,672)         (2,145)      (1,965,465)        (35,338)            --         (29,687)      (3,426,028)        (80,473)
          42,106         (45,749)         (26,578)        109,181             --           1,276          275,450          49,347
         243,863         112,367        2,107,430       3,573,657        178,526         117,300        3,219,571       1,082,809
              --          (1,215)              --              --             --              --               --         (12,007)
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------
         149,996         143,523          413,983       4,054,489        202,346         108,050          398,702       2,104,327
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------




              --              (2)              --               1             --              --               --              --
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------
         264,646         278,091        1,691,945       5,507,644        241,165         161,232        1,110,630       4,580,565

         444,267         166,176        6,686,017       1,178,373        208,765          47,533        8,655,426       4,074,861
       ---------        --------      -----------      ----------       --------        --------      -----------      ----------
       $ 708,913        $444,267      $ 8,377,962      $6,686,017       $449,930        $208,765      $ 9,766,056      $8,655,426
       =========        ========      ===========      ==========       ========        ========      ===========      ==========





                                                                              DREYFUS VIF
       DELAWARE VIP INTERNATIONAL              DREYFUS IP                    OPPORTUNISTIC                     DWS DREMAN
         VALUE EQUITY SERIES--            TECHNOLOGY GROWTH--                 SMALL CAP--              SMALL MID CAP VALUE VIP--
             STANDARD CLASS                  INITIAL SHARES                  INITIAL SHARES                  CLASS A SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------



        $ 27,863         $   24        $   (4,987)      $   (125)       $    41         $   133        $   14,794      $  14,091
          (1,059)           101             6,452         (2,712)          (386)           (580)          116,845       (713,385)
              --             --                --             --             --              --                --             --


          14,697            (70)          311,325        313,832          4,244           3,148           219,386        887,358
        --------         ------        ----------       --------        -------         -------        ----------      ---------



          41,501             55           312,790        310,995          3,899           2,701           351,025        188,064
        --------         ------        ----------       --------        -------         -------        ----------      ---------

          12,820            514           150,229        128,466             --              --           101,932         29,860
         (14,457)           (12)          (14,877)       (11,478)          (613)           (500)          (38,104)       (22,909)
          (8,159)          (888)           (1,961)       (27,337)            --              --          (536,975)        (2,479)
           2,566             --             3,220            535             64              --            (3,013)        37,037
         897,936          3,390           160,898            463            (17)             --         1,064,377       (121,828)
              --             --                --             --             --              --            (8,997)            --
        --------         ------        ----------       --------        -------         -------        ----------      ---------
         890,706          3,004           297,509         90,649           (566)           (500)          579,220        (80,319)
        --------         ------        ----------       --------        -------         -------        ----------      ---------




              --             --                --             --             --              --                --             --
        --------         ------        ----------       --------        -------         -------        ----------      ---------
         932,207          3,059           610,299        401,644          3,333           2,201           930,245        107,745


           3,454            395           932,480        530,836         13,291          11,090           969,214        861,469
        --------         ------        ----------       --------        -------         -------        ----------      ---------
        $935,661         $3,454        $1,542,779       $932,480        $16,624         $13,291        $1,899,459      $ 969,214
        ========         ======        ==========       ========        =======         =======        ==========      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                        DWS GLOBAL                         DWS
                                                                   OPPORTUNITIES VIP--            SMALL CAP INDEX VIP--
                                                                      CLASS A SHARES                  CLASS A SHARES
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010            2009
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................      $   (2)        $    185      $    30,110     $   140,783

     Net realized gain (loss) on investments................          13           (1,082)        (115,497)     (2,418,371)
     Realized gain distribution received....................          --               --               --         684,435

     Change in unrealized appreciation (depreciation) on
       investments..........................................         571            6,307        3,027,072       4,380,840
                                                                  ------         --------      -----------     -----------


       Net increase (decrease) in net assets resulting from
          operations........................................         582            5,410        2,941,685       2,787,687
                                                                  ------         --------      -----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................          --              823          721,410         904,128
     Cost of insurance......................................         (32)            (141)        (150,247)       (133,535)
     Policyowners' surrenders...............................          --          (15,857)        (758,269)       (192,147)
     Net transfers from (to) Fixed Account..................          --               --          (15,182)       (770,018)
     Transfers between Investment Divisions.................       1,074              677       (8,006,331)      2,356,284
     Policyowners' death benefits...........................          --               --               --              --
                                                                  ------         --------      -----------     -----------
       Net contributions and (withdrawals)..................       1,042          (14,498)      (8,208,619)      2,164,712
                                                                  ------         --------      -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --               --               --              --
                                                                  ------         --------      -----------     -----------
          Increase (decrease) in net assets.................       1,624           (9,088)      (5,266,934)      4,952,399
NET ASSETS:
     Beginning of year......................................       2,034           11,122       14,481,618       9,529,219
                                                                  ------         --------      -----------     -----------
     End of year............................................      $3,658         $  2,034      $ 9,214,684     $14,481,618
                                                                  ======         ========      ===========     ===========





                                                                                             FIDELITY(R) VIP
                                                                     FIDELITY(R) VIP           FREEDOM 2040
                                                                 FREEDOM 2030 PORTFOLIO--      PORTFOLIO--
                                                                      INITIAL CLASS           INITIAL CLASS
                                                             ------------------------------- ---------------
                                                                   2010            2009          2010(G)
                                                             -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   63,609      $   67,228       $   (947)
     Net realized gain (loss) on investments................      (228,034)       (257,248)        40,492
     Realized gain distribution received....................        29,998          31,433            705
     Change in unrealized appreciation (depreciation) on
       investments..........................................       741,250       1,106,529           (335)
                                                                ----------      ----------       --------


       Net increase (decrease) in net assets resulting
          from operations...................................       606,823         947,942         39,915
                                                                ----------      ----------       --------
  Contributions and (withdrawals):
     Payments received from policyowners....................       581,990         686,689         14,313
     Cost of insurance......................................      (112,431)        (88,818)        (7,107)
     Policyowners' surrenders...............................       (61,501)         (8,355)            --
     Net transfers from (to) Fixed Account..................       (10,970)         34,612         (3,047)
     Transfers between Investment Divisions.................      (670,551)        644,464        (37,546)
     Policyowners' death benefits...........................            --              --             --
                                                                ----------      ----------       --------
       Net contributions and (withdrawals)..................      (273,463)      1,268,592        (33,387)
                                                                ----------      ----------       --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --             --
                                                                ----------      ----------       --------
          Increase (decrease) in net assets.................       333,360       2,216,534          6,528

NET ASSETS:
     Beginning of year......................................     4,088,785       1,872,251             --
                                                                ----------      ----------       --------
     End of year............................................    $4,422,145      $4,088,785       $  6,528
                                                                ==========      ==========       ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









            FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP
            CONTRAFUND(R)--                 EQUITY-INCOME--             FREEDOM 2010 PORTFOLIO--        FREEDOM 2020 PORTFOLIO--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------



      $   192,972     $   198,994      $   54,877     $    65,954      $   32,152      $   39,211      $  121,017      $  135,861

       (1,647,360)     (6,179,192)       (458,701)     (2,515,356)        (45,563)       (180,396)       (100,466)       (590,002)
           10,784           5,668              --              --          27,656           7,395          49,961          44,185


        5,238,451      12,370,712       1,031,168       3,666,625         119,779         368,394         752,664       1,391,240
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------


        3,794,847       6,396,182         627,344       1,217,223         134,024         234,604         823,176         981,284
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------

        2,360,267       2,699,227         400,147         642,603         198,587         169,456         559,346         579,245
         (516,757)       (467,625)        (57,196)        (78,700)        (37,478)        (35,135)       (163,419)       (113,287)
       (1,957,288)       (748,983)        (22,328)       (250,571)        (80,252)           (730)        (16,429)        (68,131)
            4,373          77,784          (4,779)          8,353          (2,303)         19,576         (32,482)         84,698
         (956,323)     (1,871,383)       (973,280)     (1,880,211)        392,361        (228,150)        821,175         531,330
          (29,122)        (26,693)         (1,736)             --            (149)             --              --              --
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------
       (1,094,850)       (337,673)       (659,172)     (1,558,526)        470,766         (74,983)      1,168,191       1,013,855
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------


              (10)            (36)             --              --              --              --              --              (1)
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------
        2,699,987       6,058,473         (31,828)       (341,303)        604,790         159,621       1,991,367       1,995,138

       23,960,929      17,902,456       4,235,963       4,577,266       1,208,759       1,049,138       5,133,237       3,138,099
      -----------     -----------      ----------     -----------      ----------      ----------      ----------      ----------
      $26,660,916     $23,960,929      $4,204,135     $ 4,235,963      $1,813,549      $1,208,759      $7,124,604      $5,133,237
      ===========     ===========      ==========     ===========      ==========      ==========      ==========      ==========






            FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP                 FIDELITY(R) VIP
                GROWTH--                      INDEX 500--               INVESTMENT GRADE BOND--                MID-CAP--
             INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




        $ (1,509)     $    (1,054)    $   618,161     $   611,145     $   311,402     $   658,548     $      (988)    $    48,082
          (3,463)        (899,539)     (2,521,684)     (1,937,765)         95,050        (130,760)       (942,939)     (3,702,779)
           2,561              783         656,520         587,632         107,224          32,217          84,094          92,438

         176,325        1,026,469       6,471,664       7,454,195         132,651         517,287       8,008,000       9,758,035
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------


         173,914          126,659       5,224,661       6,715,207         646,327       1,077,292       7,148,167       6,195,776
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------

          91,489          323,368       3,247,115       3,244,947       1,155,887       1,179,621       2,228,448       2,411,030
         (13,549)         (15,075)       (751,604)       (655,594)       (204,204)       (204,325)       (437,726)       (382,076)
         (35,710)          (3,488)     (1,854,509)     (1,394,245)       (215,606)     (1,063,645)       (819,288)       (946,939)
         (54,031)           2,215         213,828         124,083          29,196          50,062          81,523         144,997
         (37,859)      (1,366,227)      4,076,717         802,864         216,735       1,295,759       5,591,489      (1,026,762)
              --               --              --          (2,680)         (5,463)        (21,652)        (19,687)        (29,439)
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------
         (49,660)      (1,059,207)      4,931,547       2,119,375         976,545       1,235,820       6,624,759         170,811
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------


              (1)              (1)             (1)             (4)             (6)            (27)             (9)            (23)
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------
         124,253         (932,549)     10,156,207       8,834,578       1,622,866       2,313,085      13,772,917       6,366,564


         833,686        1,766,235      33,503,096      24,668,518       9,287,490       6,974,405      20,742,787      14,376,223
        --------      -----------     -----------     -----------     -----------     -----------     -----------     -----------
        $957,939      $   833,686     $43,659,303     $33,503,096     $10,910,356     $ 9,287,490     $34,515,704     $20,742,787
        ========      ===========     ===========     ===========     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009



                                                                     FIDELITY(R) VIP                 FIDELITY(R) VIP
                                                                      MONEY MARKET--                    OVERSEAS--
                                                                      INITIAL CLASS                   INITIAL CLASS
                                                             ------------------------------- -------------------------------
                                                                   2010          2009(D)           2010            2009
                                                             ---------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................   $   (27,024)     $   (1,023)    $    80,987     $   137,440
     Net realized gain (loss) on investments................            --              --      (2,232,953)     (2,494,044)
     Realized gain distribution received....................        12,645              --          16,270          26,431

     Change in unrealized appreciation (depreciation) on
       investments..........................................            --              --       3,012,437       4,104,245
                                                               -----------      ----------     -----------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (14,379)         (1,023)        876,741       1,774,072
                                                               -----------      ----------     -----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................     1,455,005          19,367         827,665         528,645
     Cost of insurance......................................      (213,694)        (65,508)       (194,052)       (192,469)
     Policyowners' surrenders...............................    (2,049,213)             --        (252,171)        (73,342)
     Net transfers from (to) Fixed Account..................    10,594,341        (213,642)        (19,529)         27,971
     Transfers between Investment Divisions.................    (1,351,473)      8,890,834        (813,750)     (1,072,506)
     Policyowners' death benefits...........................            --              --          (1,551)             --
                                                               -----------      ----------     -----------     -----------
       Net contributions and (withdrawals)..................     8,434,966       8,631,051        (453,388)       (781,701)
                                                               -----------      ----------     -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --              --               1
                                                               -----------      ----------     -----------     -----------
          Increase (decrease) in net assets.................     8,420,587       8,630,028         423,353         992,372
NET ASSETS:
     Beginning of year......................................     8,630,028              --       9,130,525       8,138,153
                                                               -----------      ----------     -----------     -----------

     End of year............................................   $17,050,615      $8,630,028     $ 9,553,878     $ 9,130,525
                                                               ===========      ==========     ===========     ===========






                                                                 INVESCO
                                                               V.I. MID CAP         INVESCO VAN KAMPEN
                                                               CORE EQUITY          V.I. MID CAP VALUE
                                                                  FUND--                  FUND--
                                                             SERIES I SHARES         SERIES I SHARES
                                                             --------------- -------------------------------
                                                                 2010(H)           2010          2009(B)
                                                             -----------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:

     Net investment income (loss)...........................     $   149        $    1,184       $    954
     Net realized gain (loss) on investments................         329            29,716         12,270
     Realized gain distribution received....................          --                --             --

     Change in unrealized appreciation (depreciation) on
       investments..........................................       6,627           129,620         47,695
                                                                 -------        ----------       --------
       Net increase (decrease) in net assets resulting from
          operations........................................       7,105           160,520         60,919
                                                                 -------        ----------       --------

  Contributions and (withdrawals):
     Payments received from policyowners....................       1,138            15,045            104
     Cost of insurance......................................        (535)           (8,227)        (1,415)
     Policyowners' surrenders...............................          --                --             --
     Net transfers from (to) Fixed Account..................       4,008           603,055             --

     Transfers between Investment Divisions.................      87,585           235,125         87,070
     Policyowners' death benefits...........................          --                --             --
                                                                 -------        ----------       --------
       Net contributions and (withdrawals)..................      92,196           844,998         85,759
                                                                 -------        ----------       --------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                --             --
                                                                 -------        ----------       --------
          Increase (decrease) in net assets.................      99,301         1,005,518        146,678
NET ASSETS:
     Beginning of year......................................          --           146,678             --
                                                                 -------        ----------       --------
     End of year............................................     $99,301        $1,152,196       $146,678
                                                                 =======        ==========       ========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I








                                                                                                              INVESCO V.I.
         FIDELITY(R) VIP VALUE           FIDELITY(R) VIP VALUE            INVESCO V.I. GLOBAL             INTERNATIONAL GROWTH
               LEADERS--                      STRATEGIES--                 REAL ESTATE FUND--                    FUND--
             INITIAL CLASS                  SERVICE CLASS 2                 SERIES I SHARES                 SERIES I SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




        $     43        $   286         $   (317)      $    (140)      $   91,705      $   (3,156)     $  150,477      $   54,138
           2,243             15           (5,883)       (184,070)         108,007        (513,604)       (469,063)       (230,207)
              --             --               --              --               --              --              --              --


          (2,731)         3,025           61,504         244,390          185,542         699,851       1,253,734       1,567,642
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------

            (445)         3,326           55,304          60,180          385,254         183,091         935,148       1,391,573
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------


           2,750          4,582           72,490          29,866          164,967         143,159         631,413         743,566
            (595)          (399)         (10,197)         (6,826)         (22,921)        (15,325)       (114,932)        (82,316)
              --             --           (9,042)        (62,566)         (49,841)         (8,543)       (348,080)        (29,221)
              --            702            1,406               9           77,356         (16,999)          3,785          32,239
         (18,066)        13,142           46,271         (26,800)         677,756         118,261       1,545,317         246,320
              --             --          (10,424)             --               --              --              --          (1,840)
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------
         (15,911)        18,027           90,504         (66,317)         847,317         220,553       1,717,503         908,748
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------


              --             --               --              --               --              (4)             --              --
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------
         (16,356)        21,353          145,808          (6,137)       1,232,571         403,640       2,652,651       2,300,321

          21,705            352          180,773         186,910        1,125,460         721,820       5,665,825       3,365,504
        --------        -------         --------       ---------       ----------      ----------      ----------      ----------

        $  5,349        $21,705         $326,581       $ 180,773       $2,358,031      $1,125,460      $8,318,476      $5,665,825
        ========        =======         ========       =========       ==========      ==========      ==========      ==========







              JANUS ASPEN                     JANUS ASPEN                     JANUS ASPEN                     JANUS ASPEN
          BALANCED PORTFOLIO--           ENTERPRISE PORTFOLIO--            FORTY PORTFOLIO--             WORLDWIDE PORTFOLIO--
          INSTITUTIONAL SHARES            INSTITUTIONAL SHARES            INSTITUTIONAL SHARES            INSTITUTIONAL SHARES
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------





      $   458,683     $   396,287     $   (23,529)    $   (26,988)    $    (4,035)    $   (22,510)     $    1,494      $   11,355
          (48,865)       (232,771)       (669,188)       (674,325)       (588,209)       (127,604)        111,705         (84,140)
               --         563,988              --              --              --              --              --              --


        1,074,188       2,782,283       2,131,595       3,081,309       1,045,173       2,413,427          18,653         327,726
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------

        1,484,006       3,509,787       1,438,878       2,379,996         452,929       2,263,313         131,852         254,941
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------

          876,049         857,581         595,376         737,121         802,655         616,627          23,700          18,151
         (548,735)       (519,566)       (104,324)       (104,103)        (96,673)        (83,416)        (40,875)        (32,311)
         (707,736)       (904,330)     (1,306,664)        (60,036)       (423,692)        (23,681)       (600,674)        (57,482)
          205,342          25,604         (27,020)        (16,124)         11,769         (21,618)          3,206          (1,341)
        1,519,390        (842,691)       (977,060)     (1,589,350)      2,686,061      (1,316,168)        (32,355)        556,868
           (1,090)       (332,895)             --              --          (5,573)         (9,771)             --              --
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------
        1,343,220      (1,716,297)     (1,819,692)     (1,032,492)      2,974,547        (838,027)       (646,998)        483,885
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------


              (67)           (366)             --              --              --              --              (2)             (8)
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------
        2,827,159       1,793,124        (380,814)      1,347,504       3,427,476       1,425,286        (515,148)        738,818

       16,514,235      14,721,111       7,102,905       5,755,401       6,695,361       5,270,075       1,266,646         527,828
      -----------     -----------     -----------     -----------     -----------     -----------      ----------      ----------
      $19,341,394     $16,514,235     $ 6,722,091     $ 7,102,905     $10,122,837     $ 6,695,361      $  751,498      $1,266,646
      ===========     ===========     ===========     ===========     ===========     ===========      ==========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                                    LAZARD RETIREMENT                  LORD ABBETT
                                                                   INTERNATIONAL EQUITY               SERIES FUND--
                                                                       PORTFOLIO--                    MID-CAP VALUE
                                                                      SERVICE SHARES                    PORTFOLIO
                                                             ------------------------------- -------------------------------
                                                                   2010            2009            2010            2009
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   31,530      $   54,914      $      615     $     1,321
     Net realized gain (loss) on investments................      (375,401)       (319,681)        206,540      (3,350,184)
     Realized gain distribution received....................            --              --              --              --
     Change in unrealized appreciation (depreciation) on
       investments..........................................       488,301         699,426         779,308       3,984,076
                                                                ----------      ----------      ----------     -----------
       Net increase (decrease) in net assets resulting from
          operations........................................       144,430         434,659         986,463         635,213
                                                                ----------      ----------      ----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners....................       286,797         225,213         418,258       1,259,848
     Cost of insurance......................................       (78,443)        (63,422)       (132,591)        (99,342)
     Policyowners' surrenders...............................      (110,127)         (9,319)       (966,196)       (249,803)
     Net transfers from (to) Fixed Account..................       (15,630)         32,733         (16,778)         15,900
     Transfers between Investment Divisions.................       599,019         570,953       1,097,085      (2,093,453)
     Policyowners' death benefits...........................            --              --            (855)        (11,456)
                                                                ----------      ----------      ----------     -----------
       Net contributions and (withdrawals)..................       681,616         756,158         398,923      (1,178,306)
                                                                ----------      ----------      ----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              (4)             --              (1)
                                                                ----------      ----------      ----------     -----------
          Increase (decrease) in net assets.................       826,046       1,190,813       1,385,386        (543,094)
NET ASSETS:
     Beginning of year......................................     2,918,983       1,728,170       4,265,400       4,808,494
                                                                ----------      ----------      ----------     -----------
     End of year............................................    $3,745,029      $2,918,983      $5,650,786     $ 4,265,400
                                                                ==========      ==========      ==========     ===========






                                                                          MFS(R)                     NEUBERGER BERMAN
                                                                     VALUES SERIES--                   AMT PARTNERS
                                                                      INITIAL CLASS             PORTFOLIO--CLASS I SHARES
                                                             ------------------------------- -------------------------------
                                                                   2010          2009(A)           2010            2009
                                                             ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   41,447      $   11,205      $    (281)      $  10,989
     Net realized gain (loss) on investments................       311,269          25,962        127,753        (184,147)
     Realized gain distribution received....................            --              --             --          58,175
     Change in unrealized appreciation (depreciation) on
       investments..........................................         9,358         344,886        (87,696)        342,023
                                                                ----------      ----------      ---------       ---------
       Net increase (decrease) in net assets resulting from
          operations........................................       362,074         382,053         39,776         227,040
                                                                ----------      ----------      ---------       ---------
  Contributions and (withdrawals):
     Payments received from policyowners....................        64,996          56,413        123,439          90,849
     Cost of insurance......................................       (51,524)        (10,116)        (8,886)         (7,968)
     Policyowners' surrenders...............................      (731,394)         (2,947)      (329,859)         (7,609)
     Net transfers from (to) Fixed Account..................       229,003          67,502        (15,235)          6,277
     Transfers between Investment Divisions.................     2,428,066       1,710,230        (67,573)          9,548
     Policyowners' death benefits...........................            --          (5,057)            --              --
                                                                ----------      ----------      ---------       ---------
       Net contributions and (withdrawals)..................     1,939,147       1,816,025       (298,114)         91,097
                                                                ----------      ----------      ---------       ---------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            --              --             --              --
                                                                ----------      ----------      ---------       ---------
          Increase (decrease) in net assets.................     2,301,221       2,198,078       (258,338)        318,137
NET ASSETS:
     Beginning of year......................................     2,198,078              --        606,279         288,142
                                                                ----------      ----------      ---------       ---------
     End of year............................................    $4,499,299      $2,198,078      $ 347,941       $ 606,279
                                                                ==========      ==========      =========       =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I









           LVIP BARON GROWTH                     MFS(R)                          MFS(R)                          MFS(R)
          OPPORTUNITIES FUND--          INVESTORS TRUST SERIES--         NEW DISCOVERY SERIES--            UTILITIES SERIES--
             SERVICE CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------



       $  (13,750)     $   (9,167)      $   753         $  2,161        $   (37)         $  (27)       $   44,798      $   54,653
          568,563        (934,705)          271               (7)           (17)           (187)         (211,088)       (141,887)
               --              --            --               --             --              --                --              --


          286,260       1,668,695         7,542           16,625          2,733           3,266           422,140         505,591
       ----------      ----------       -------         --------        -------          ------        ----------      ----------


          841,073         724,823         8,566           18,779          2,679           3,052           255,850         418,357
       ----------      ----------       -------         --------        -------          ------        ----------      ----------


          337,978         378,862            --               --             --              --           220,598         239,407
          (62,271)        (38,239)       (1,401)          (1,959)          (437)           (320)          (59,274)        (46,475)
         (749,793)       (227,439)           --          (73,644)            --              --          (473,865)        (22,697)
           69,685         (99,762)           --               --             --              --           (17,046)         26,006
          654,939        (125,988)           --               --             --              --           306,161          91,442
               --              --            --               --             --              --            (2,599)             --
       ----------      ----------       -------         --------        -------          ------        ----------      ----------
          250,538        (112,566)       (1,401)         (75,603)          (437)           (320)          (26,025)        287,683
       ----------      ----------       -------         --------        -------          ------        ----------      ----------




               --              --            --               (3)            --              --                --              (3)
       ----------      ----------       -------         --------        -------          ------        ----------      ----------
        1,091,611         612,257         7,165          (56,827)         2,242           2,732           229,825         706,037


        2,592,934       1,980,677        80,505          137,332          7,806           5,074         1,751,790       1,045,753
       ----------      ----------       -------         --------        -------          ------        ----------      ----------
       $3,684,545      $2,592,934       $87,670         $ 80,505        $10,048          $7,806        $1,981,615      $1,751,790
       ==========      ==========       =======         ========        =======          ======        ==========      ==========





                                                                           PIMCO GLOBAL BOND             PIMCO
          OPPENHEIMER CAPITAL                 OPPENHEIMER                     (UNHEDGED)--            HIGH YIELD--
         APPRECIATION FUND/VA--           CORE BOND FUND/VA--                ADMINISTRATIVE          ADMINISTRATIVE
           NON-SERVICE SHARES              NON-SERVICE SHARES                 CLASS SHARES            CLASS SHARES
    ------------------------------- ------------------------------- ------------------------------- ---------------
          2010            2009            2010            2009            2010          2009(C)         2010(H)
    ---------------------------------------------------------------------------------------------------------------



        $  (197)        $   (47)         $   14          $   (2)        $ 14,224        $   710     $           114
          5,364            (115)           (132)             (6)             404             19                 (84)
             --              --              --              --           16,915          5,109                  --


         (2,484)          7,968             237              97           34,485         (1,388)                 --
        -------         -------          ------          ------         --------        -------     ---------------

          2,683           7,806             119              89           66,028          4,450                  30
        -------         -------          ------          ------         --------        -------     ---------------

          4,772           8,655              --              --           23,651             --              12,526
         (1,802)           (363)            (37)            (11)          (5,377)          (217)                (77)
             --              --              --              --               --             --                  --
          9,026             757              --              --           83,439         51,315                  --
         28,860          19,561              --              --          467,926         29,352             (12,479)
             --              --              --              --               --             --                  --
        -------         -------          ------          ------         --------        -------     ---------------
         40,856          28,610             (37)            (11)         569,639         80,450                 (30)
        -------         -------          ------          ------         --------        -------     ---------------


             --              --              --              --               --             --                  --
        -------         -------          ------          ------         --------        -------     ---------------
         43,539          36,416              82              78          635,667         84,900                  --

         37,475           1,059           1,109           1,031           84,900             --                  --
        -------         -------          ------          ------         --------        -------     ---------------
        $81,014         $37,475          $1,191          $1,109         $720,567        $84,900            $     --
        =======         =======          ======          ======         ========        =======     ===============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                              PIMCO LONG-TERM U.S.                   PIMCO
                                                                  GOVERNMENT--                   LOW DURATION--
                                                                 ADMINISTRATIVE                  ADMINISTRATIVE
                                                                  CLASS SHARES                    CLASS SHARES
                                                        ------------------------------- -------------------------------
                                                              2010            2009            2010            2009
                                                        ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................     $  4,091        $  3,984       $   26,067      $   49,195
     Net realized gain (loss) on investments...........         (465)          3,607           24,614          (2,585)
     Realized gain distribution received...............        2,894           8,065            6,569          83,534
     Change in unrealized appreciation (depreciation)
       on investments..................................        6,244         (19,216)          48,238          71,149
                                                            --------        --------       ----------      ----------
       Net increase (decrease) in net assets resulting
          from operations..............................       12,764          (3,560)         105,488         201,293
                                                            --------        --------       ----------      ----------
  Contributions and (withdrawals):
     Payments received from policyowners...............       36,659          35,494          415,439         280,861
     Cost of insurance.................................       (1,682)         (2,145)         (39,966)        (29,727)
     Policyowners' surrenders..........................           --         (31,895)        (780,866)        (50,784)
     Net transfers from (to) Fixed Account.............           --           1,802          144,355          24,582
     Transfers between Investment Divisions............      (20,803)          8,467          288,665         154,289
     Policyowners' death benefits......................           --              --               --          (6,321)
                                                            --------        --------       ----------      ----------
       Net contributions and (withdrawals).............       14,174          11,723           27,627         372,900
                                                            --------        --------       ----------      ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................           --              --               --              --
                                                            --------        --------       ----------      ----------
          Increase (decrease) in net assets............       26,938           8,163          133,115         574,193
NET ASSETS:
     Beginning of year.................................      108,190         100,027        1,892,404       1,318,211
                                                            --------        --------       ----------      ----------
     End of year.......................................     $135,128        $108,190       $2,025,519      $1,892,404
                                                            ========        ========       ==========      ==========





                                                                 T. ROWE PRICE                   T. ROWE PRICE
                                                                BLUE CHIP GROWTH                 EQUITY INCOME
                                                                   PORTFOLIO                       PORTFOLIO
                                                        ------------------------------- -------------------------------
                                                              2010            2009            2010            2009
                                                        ---------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)......................   $   (46,159)     $  (30,901)    $   317,482     $   243,634
     Net realized gain (loss) on investments...........      (290,200)       (809,105)     (2,247,533)     (5,383,519)
     Realized gain distribution received...............            --              --              --              --
     Change in unrealized appreciation (depreciation)
       on investments..................................     2,008,952       3,390,511       4,988,680       8,507,737
                                                          -----------      ----------     -----------     -----------
       Net increase (decrease) in net assets resulting
          from operations..............................     1,672,593       2,550,505       3,058,629       3,367,852
                                                          -----------      ----------     -----------     -----------
  Contributions and (withdrawals):
     Payments received from policyowners...............     1,139,280       1,052,680       1,804,480       2,899,606
     Cost of insurance.................................      (296,513)       (215,022)       (467,625)       (384,245)
     Policyowners' surrenders..........................        (8,411)       (143,841)     (2,472,324)       (701,484)
     Net transfers from (to) Fixed Account.............      (104,434)         39,626        (145,056)        (44,607)
     Transfers between Investment Divisions............     1,255,396        (711,377)      2,765,549      (2,916,803)
     Policyowners' death benefits......................            --          (4,969)             --         (11,259)
                                                          -----------      ----------     -----------     -----------
       Net contributions and (withdrawals).............     1,985,318          17,097       1,485,024      (1,158,792)
                                                          -----------      ----------     -----------     -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges
       retained by the Separate Account................            --              --             (17)            (22)
                                                          -----------      ----------     -----------     -----------
          Increase (decrease) in net assets............     3,657,911       2,567,602       4,543,636       2,209,038
NET ASSETS:
     Beginning of year.................................     8,659,417       6,091,815      18,254,040      16,045,002
                                                          -----------      ----------     -----------     -----------
     End of year.......................................   $12,317,328      $8,659,417     $22,797,676     $18,254,040
                                                          ===========      ==========     ===========     ===========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I












                 PIMCO                           PIMCO
             REAL RETURN--                   TOTAL RETURN--                      ROYCE                           ROYCE
             ADMINISTRATIVE                  ADMINISTRATIVE              MICRO-CAP PORTFOLIO--           SMALL-CAP PORTFOLIO--
              CLASS SHARES                    CLASS SHARES                  INVESTMENT CLASS                INVESTMENT CLASS
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------




      $    98,053     $   221,820     $   879,508     $ 1,694,416      $  105,683      $   (9,079)    $   (17,871)    $   (24,272)
          201,606         (42,680)      1,693,632         482,615          85,723        (811,182)        (19,025)       (941,075)
           88,634         412,578       1,307,594       1,196,390              --              --              --              --


          304,688         728,232        (595,184)      1,149,343       1,424,178       1,825,618       1,403,319       2,957,381
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------


          692,981       1,319,950       3,285,550       4,522,764       1,615,584       1,005,357       1,366,423       1,992,034
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------


          651,261         956,881       3,028,514       3,016,983         336,878         402,666         609,391         726,065
         (121,944)       (114,615)       (893,818)       (785,488)        (71,162)        (53,248)       (129,895)       (105,170)
       (1,590,395)       (194,712)     (6,100,676)       (962,454)       (275,790)        (60,579)     (1,309,736)        (90,963)
          203,849         (24,993)        252,057         259,483       1,677,523          20,031         278,747      (1,700,756)
         (556,907)      3,510,731       5,462,745       3,256,618       2,002,946        (616,912)        660,651       1,254,274
               --              --         (37,976)        (16,740)           (695)         (8,757)         (4,067)             --
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------
       (1,414,136)      4,133,292       1,710,846       4,768,402       3,669,700        (316,799)        105,091          83,450
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------


               --              (1)             --              (3)             --              (3)             --              --
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------
         (721,155)      5,453,241       4,996,396       9,291,163       5,285,284         688,555       1,471,514       2,075,484


       11,061,074       5,607,833      39,125,547      29,834,384       2,285,988       1,597,433       7,162,378       5,086,894
      -----------     -----------     -----------     -----------      ----------      ----------     -----------     -----------
      $10,339,919     $11,061,074     $44,121,943     $39,125,547      $7,571,272      $2,285,988     $ 8,633,892     $ 7,162,378
      ===========     ===========     ===========     ===========      ==========      ==========     ===========     ===========





             T. ROWE PRICE                   T. ROWE PRICE                   T. ROWE PRICE                   T. ROWE PRICE
               INDEX 500                  INTERNATIONAL STOCK              LIMITED-TERM BOND               NEW AMERICA GROWTH
               PORTFOLIO                       PORTFOLIO                       PORTFOLIO                       PORTFOLIO
    ------------------------------- ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009            2010            2009
    -------------------------------------------------------------------------------------------------------------------------------



       $   4,367        $  5,160       $   15,059      $   37,112      $   86,425      $   78,902      $   (7,481)     $   (8,967)
         (58,352)        (59,424)        (268,244)       (142,333)         58,621          40,339         (74,857)       (602,445)
              --              --            8,081              --              --              --          95,742              --

          92,232         135,228          582,201         755,421         (47,278)         71,191         747,397       1,419,265
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------

          38,247          80,964          337,097         650,200          97,768         190,432         760,801         807,853
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------


          37,279          40,242          404,833         387,480         636,236         978,323         437,179         421,093
         (18,197)        (21,233)         (74,251)        (59,135)        (78,154)        (75,906)        (77,986)        (48,705)
        (212,552)        (16,879)        (115,349)       (149,977)       (289,148)       (628,179)        (77,743)       (222,676)
          (3,608)         22,268           22,388          38,440          (3,722)        143,238         289,214          42,651
         (19,057)        (85,169)         238,113         222,444         782,735        (143,927)      1,082,131        (531,504)
          (1,126)             --               --          (9,819)             --          (6,132)           (323)             --
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------
        (217,261)        (60,771)         475,734         429,433       1,047,947         267,417       1,652,472        (339,141)
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------



              --              --               (2)            (23)             --              (1)             --              --
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------
        (179,014)         20,193          812,829       1,079,610       1,145,715         457,848       2,413,273         468,712

         393,319         373,126        2,099,703       1,020,093       2,443,814       1,985,966       2,354,957       1,886,245
       ---------        --------       ----------      ----------      ----------      ----------      ----------      ----------
       $ 214,305        $393,319       $2,912,532      $2,099,703      $3,589,529      $2,443,814      $4,768,230      $2,354,957
       =========        ========       ==========      ==========      ==========      ==========      ==========      ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2010
and December 31, 2009


                                                     T. ROWE PRICE                         UIF EMERGING
                                                   PERSONAL STRATEGY                 MARKETS DEBT PORTFOLIO--
                                                  BALANCED PORTFOLIO                          CLASS I
                                          ----------------------------------    ----------------------------------
                                                2010               2009               2010               2009
                                          ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......    $   500,802        $   345,359         $   99,157         $   84,120
     Net realized gain (loss) on
       investments......................       (704,677)        (2,445,252)           168,677           (115,015)
     Realized gain distribution
       received.........................             --                 --                 --                 --
     Change in unrealized appreciation
       (depreciation) on
       investments......................      3,600,754          7,540,237            (21,246)           369,481
                                            -----------        -----------         ----------         ----------
       Net increase (decrease) in net
          assets resulting from
          operations....................      3,396,879          5,440,344            246,588            338,586
                                            -----------        -----------         ----------         ----------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................      1,297,264            982,336            469,767            196,679
     Cost of insurance..................       (390,348)          (330,310)           (32,782)           (24,643)
     Policyowners' surrenders...........       (947,043)           (49,330)            (2,237)           (13,559)
     Net transfers from (to) Fixed
       Account..........................        (53,327)        (1,911,745)            (6,067)             4,078
     Transfers between Investment
       Divisions........................        841,159          4,609,897           (313,959)           212,782
     Policyowners' death benefits.......        (26,003)                --                 --                 --
                                            -----------        -----------         ----------         ----------
       Net contributions and
          (withdrawals).................        721,702          3,300,848            114,722            375,337
                                            -----------        -----------         ----------         ----------
     Increase (decrease) attributable to
       New York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account..........................             --                 --                 (1)                (4)
                                            -----------        -----------         ----------         ----------
          Increase (decrease) in net
            assets......................      4,118,581          8,741,192            361,309            713,919
NET ASSETS:
     Beginning of year..................     25,168,391         16,427,199          1,711,916            997,997
                                            -----------        -----------         ----------         ----------
     End of year........................    $29,286,972        $25,168,391         $2,073,225         $1,711,916
                                            ===========        ===========         ==========         ==========






                                                                                              VAN ECK VIP
                                                    VAN ECK VIP GLOBAL                       MULTI-MANAGER
                                                       HARD ASSETS--                        ALTERNATIVES--
                                                       INITIAL CLASS                         INITIAL CLASS
                                            ----------------------------------    ----------------------------------
                                                  2010               2009               2010               2009
                                            ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss).......       $   (1,250)         $   (114)          $   (880)         $     (70)
     Net realized gain (loss) on
       investments......................           19,494               868             (1,950)           (39,676)
     Realized gain distribution
       received.........................               --                99                 --             16,649
     Change in unrealized appreciation
       (depreciation) on
       investments......................          406,103            19,009             11,595             39,491
                                               ----------          --------           --------          ---------
       Net increase (decrease) in net
          assets resulting from
          operations....................          424,347            19,862              8,765             16,394
                                               ----------          --------           --------          ---------
  Contributions and (withdrawals):
     Payments received from
       policyowners.....................           67,991             1,314             32,793             50,795
     Cost of insurance..................          (21,671)           (1,728)            (1,431)            (1,904)
     Policyowners' surrenders...........               --           (22,909)                --            (25,032)
     Net transfers from (to) Fixed
       Account..........................           80,816            53,694                 --                 --
     Transfers between Investment
       Divisions........................        1,353,206            85,848             (2,414)          (148,312)
     Policyowners' death benefits.......               --                --                 --                 --
                                               ----------          --------           --------          ---------
       Net contributions and
          (withdrawals).................        1,480,342           116,219             28,948           (124,453)
                                               ----------          --------           --------          ---------
     Increase (decrease) attributable to
       New York Life Insurance
       and Annuity Corporation charges
       retained by the Separate
       Account..........................               --                --                 --                 --
                                               ----------          --------           --------          ---------
          Increase (decrease) in net
            assets......................        1,904,689           136,081             37,713           (108,059)
NET ASSETS:
     Beginning of year..................          152,007            15,926            187,599            295,658
                                               ----------          --------           --------          ---------
     End of year........................       $2,056,696          $152,007           $225,312          $ 187,599
                                               ==========          ========           ========          =========




Not all Investment Divisions are available under all policies.
(a) For the period January 2009 (Commencement of Investments) through December 2009.
(b) For the period March 2009 (Commencement of Investments) through December
    2009.
(c) For the period June 2009 (Commencement of Investments) through December
    2009.
(d) For the period July 2009 (Commencement of Investments) through December
    2009.
(e) For the period November 2009 (Commencement of Investments) through December 2009.
(f) For the period December 2009 (Commencement of Investments).
(g) For the period February 2010 (Commencement of Investments) through December 2010.
(h) For the period March 2010 (Commencement of Investments) through December
    2010.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I











                                                UIF U.S.
              UIF EMERGING                    REAL ESTATE                  VAN ECK VIP GLOBAL
             MARKETS EQUITY                   PORTFOLIO--                     BOND FUND--
           PORTFOLIO--CLASS I                   CLASS I                      INITIAL CLASS
    ------------------------------- ------------------------------- -------------------------------
          2010            2009            2010            2009            2010            2009
    -----------------------------------------------------------------------------------------------



      $    24,744      $  (25,982)    $   144,311     $   182,032      $   (2,051)      $    105
       (1,025,973)       (972,399)       (342,943)     (6,299,836)          5,513          2,030
               --              --              --              --              --             --


        2,884,758       4,187,440       2,586,900       7,739,133          29,114          3,598
      -----------      ----------     -----------     -----------      ----------       --------


        1,883,529       3,189,059       2,388,268       1,621,329          32,576          5,733
      -----------      ----------     -----------     -----------      ----------       --------

          754,783         670,900         378,891         980,115          11,647          8,010
         (143,211)       (100,594)        (84,837)        (78,541)        (21,682)        (4,513)
         (196,039)        (25,809)       (561,069)       (314,460)        (44,919)            --
          315,555         (34,360)           (963)       (432,560)         61,686        (15,726)
        1,564,184         976,118      (1,510,539)     (1,163,509)        946,266         42,805
               --              --              --              --              --             --
      -----------      ----------     -----------     -----------      ----------       --------
        2,295,272       1,486,255      (1,778,517)     (1,008,955)        952,998         30,576
      -----------      ----------     -----------     -----------      ----------       --------




               (1)            (19)             (1)             (3)             --             (1)
      -----------      ----------     -----------     -----------      ----------       --------
        4,178,800       4,675,295         609,750         612,371         985,574         36,308

        8,799,920       4,124,625       8,557,767       7,945,396          39,874          3,566
      -----------      ----------     -----------     -----------      ----------       --------
      $12,978,720      $8,799,920     $ 9,167,517     $ 8,557,767      $1,025,448       $ 39,874
      ===========      ==========     ===========     ===========      ==========       ========


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I ("CSVUL Separate Account-I") was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life policies ("CSVUL")("Series 1 policies"), NYLIAC CorpExec Variable Universal Life II policies ("CEVUL2")("Series 2 policies"), NYLIAC CorpExec Variable Universal Life III policies ("CEVUL3")("Series 3 policies"), NYLIAC CorpExec Variable Universal Life IV policies ("CEVUL4")("Series 3 policies"), NYLIAC CorpExec Variable Universal Life V policies ("CEVUL5")("Series 3 policies"), NYLIAC CorpExec Variable Universal Life VI policies ("CEVUL6")("Series 3 policies"), and NYLIAC CorpExec Accumulator Variable Universal Life policies ("CEAVUL")("Series 3 policies"). The policies are designed for Group or Sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), which is a wholly-owned subsidiary of New York Life Insurance Company. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of CSVUL Separate Account-I, which are in the accumulation phase, are invested in the shares of the MainStay VP Series Fund, Inc., The Alger Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios, Inc., American Funds Insurance Series(R), Calvert Variable Series, Inc., Davis Variable Account Fund, Inc., Delaware VIP(R) Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, DWS Investments VIT Funds, DWS Variable Series I, DWS Variable Series II, Fidelity(R) Variable Insurance Products Funds, Fidelity(R) Variable Insurance Products Freedom Funds, Invesco Variable Insurance Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., The Universal Institutional Funds, Inc., and Van Eck VIP Trust (collectively "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("New York Life Investments"), provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. New York Life Investments retains several sub-advisors, including MacKay Shields LLC ("MacKay Shields"), Madison Square Investors LLC ("Madison Square Investors"), Epoch Investment Partners, Inc. ("Epoch"), Institutional Capital LLC ("ICAP") and Winslow Capital Management Inc. ("Winslow Capital"), to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. New York Life Investments, MacKay Shields, Madison Square Investors and ICAP are all indirect, wholly-owned subsidiaries of New York Life. Epoch is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, Inc.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Floating Rate--Initial Class
MainStay VP Government--Initial Class
MainStay VP Growth Equity--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class
MainStay VP Income Builder--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP U.S. Small Cap--Initial Class
Alger Small Cap Growth Portfolio--Class I-2 Shares(1)
Alger SMid Cap Growth Portfolio--Class I-2 Shares(2) AllianceBernstein VPS International Value Portfolio--Class A Shares AllianceBernstein VPS Small/Mid Cap Value Portfolio--Class A Shares American Century(R) VP Value--Class II
American Funds Asset Allocation Fund--Class 2 Shares
American Funds Global Growth Fund--Class 1 Shares
American Funds Global Small Capitalization Fund--Class 2 Shares American Funds Growth Fund--Class 2 Shares
American Funds Growth-Income Fund--Class 2 Shares
American Funds International Fund--Class 2 Shares
Calvert VP SRI Balanced Portfolio(3)
Davis Value Portfolio
Delaware VIP International Value Equity Series--Standard Class Dreyfus IP Technology Growth--Initial Shares
Dreyfus VIF Opportunistic Small Cap--Initial Shares(4)
DWS Dreman Small Mid Cap Value VIP--Class A Shares
DWS Global Opportunities VIP--Class A Shares
DWS Small Cap Index VIP--Class A Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Freedom 2010 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2020 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2030 Portfolio--Initial Class
Fidelity(R) VIP Freedom 2040 Portfolio--Initial Class
Fidelity(R) VIP Growth--Initial Class
Fidelity(R) VIP Index 500--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------

Fidelity(R) VIP Investment Grade Bond--Initial Class
Fidelity(R) VIP Mid-Cap--Initial Class
Fidelity(R) VIP Money Market--Initial Class
Fidelity(R) VIP Overseas--Initial Class
Fidelity(R) VIP Value Leaders--Initial Class
Fidelity(R) VIP Value Strategies--Service Class 2
Invesco V.I. Global Real Estate Fund--Series I Shares(5)
Invesco V.I. International Growth Fund--Series I Shares(6) Invesco V.I. Mid Cap Core Equity Fund--Series I Shares(7) Invesco Van Kampen V.I. Mid Cap Value Fund--Series I Shares(8) Janus Aspen Balanced Portfolio--Institutional Shares
Janus Aspen Enterprise Portfolio--Institutional Shares
Janus Aspen Forty Portfolio--Institutional Shares
Janus Aspen Worldwide Portfolio--Institutional Shares
Lazard Retirement International Equity Portfolio--Service Shares Lord Abbett Series Fund--Mid-Cap Value Portfolio
LVIP Baron Growth Opportunities Fund--Service Class
MFS(R) Global Tactical Allocation--Initial Class(9)
MFS(R) Investors Trust Series--Initial Class
MFS(R) New Discovery Series--Initial Class
MFS(R) Utilities Series--Initial Class
MFS(R) Values Series--Initial Class
Neuberger Berman AMT Partners Portfolio--Class I Shares Oppenheimer Capital Appreciation Fund/VA--Non-Service Shares Oppenheimer Core Bond Fund/VA--Non-Service Shares
PIMCO Global Bond (Unhedged)--Administrative Class Shares(10) PIMCO High Yield--Administrative Class Shares(11)
PIMCO Long-Term U.S. Government--Administrative Class Shares(12) PIMCO Low Duration--Administrative Class Shares
PIMCO Real Return--Administrative Class Shares
PIMCO Total Return--Administrative Class Shares
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Index 500 Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price New America Growth Portfolio
T. Rowe Price Personal Strategy Balanced Portfolio
UIF Emerging Markets Debt Portfolio--Class I(13)
UIF Emerging Markets Equity Portfolio--Class I(14)
UIF U.S. Real Estate Portfolio--Class I(15)
Van Eck VIP Global Bond Fund--Initial Class(16)
Van Eck VIP Global Hard Assets--Initial Class(17)
Van Eck VIP Multi-Manager Alternatives--Initial Class(18)

Not all Investment Divisions are available on all policies. No new investments may be added to the MainStay VP Large Cap Growth, Alger Small Cap Growth Portfolio--Class I-2 Shares, Calvert VP SRI Balanced Portfolio, Dreyfus VIF Opportunistic Small Cap Portfolio--Initial Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) New Discovery Series--Initial Class, and Oppenheimer Core Bond Fund/VA--Non-Service Shares.

     All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

     At the close of the financial reporting period, there have been no investments in the MFS(R) Global Tactical Allocation.

     Initial premium payments received for CSVUL, CEVUL2, CEVUL3, CEVUL4, and CEVUL5 policies that were issued as non-replacement policies are allocated to NYLIAC's General Account until 20 days (10 days in New York & 30 days in California for policyowners age 60 and greater) after the policy delivery date. Initial premium payments received for CSVUL, CEVUL2, CEVUL3, CEVUL4, and CEVUL5 that were issued as a replacement to an existing policy are allocated to NYLIAC's General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium payments received for non-replacement CEVUL6 policies are allocated to NYLIAC's General Account until 10 days (30 days in California for policyowners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 policies that were issued as a replacement to an existing policy are allocated to NYLIAC's General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium payments received for non-replacement CEAVUL policies are allocated to NYLIAC's General Account until 10 days (30 days in California for policyowners age 60 and greater) after the policy issue date. Initial premium payments received for CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC's General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in.

     No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or

--------------------------------------------------------------------------------


withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

     Level 1 -- Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Level 2 -- Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset. Level 3 -- Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above are at net asset values ("NAV's"). The NAV's are calculated daily without restrictions using quoted market prices of the underlying investments and are considered actively traded within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Subsequent events were evaluated through February 18, 2011, the date the financial statements were issued and there have been no subsequent events that would have a material effect on the accompanying financial statements.

-------

(1) Formerly Alger American SmallCap Growth Portfolio--Class O Shares

(2) Formerly Alger American SMidCap Growth Portfolio--Class O Shares

(3) Formerly CVS Calvert Social Balanced Portfolio

(4) Formerly Dreyfus VIF Developing Leaders--Initial Shares

(5) Formerly AIM V.I. Global Real Estate Fund--Series I Shares

(6) Formerly AIM V.I. International Growth Fund--Series I Shares

(7) Formerly AIM V.I. Mid Cap Core Equity Fund--Series I Shares

(8) Formerly Morgan Stanley UIF U.S. Mid Cap Value Portfolio--Class I Shares

(9) Formerly MFS(R) Global Total Return Portfolio

(10) "VIT" has been removed from PIMCO VIT Global Bond--Administrative Class Shares as it is not part of the fund's legal name

(11) "VIT" has been removed from PIMCO VIT High Yield--Administrative Class Shares as it is not part of the fund's legal name

(12) "Long-Term" has been added to PIMCO U.S. Government--Administrative Class Shares as it is part of the fund's legal name

(13) Formerly Morgan Stanley UIF Emerging Markets Debt Portfolio--Class I

(14) Formerly Morgan Stanley UIF Emerging Markets Equity Portfolio--Class I

(15) Formerly Morgan Stanley UIF U.S. Real Estate Portfolio--Class I

(16) Formerly Van Eck WIT Worldwide Bond Fund--Initial Class

(17) Formerly Van Eck Worldwide Hard Assets--Initial Class

(18) Formerly Van Eck Worldwide Multi-Manager Alternatives--Initial Class

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2010, the investments of CSVUL Separate Account-I are as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         COMMON          MAINSTAY VP
                              BOND--             CASH             STOCK--        CONVERTIBLE--
                           INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          279            136,679             6,824              68

Identified cost........       $4,057           $136,684          $114,857            $726







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           S&P 500         U.S. SMALL
                             GROWTH--           CORE--            INDEX--            CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......           6               4,075             5,845            1,006

Identified cost........         $63             $44,968          $149,103           $7,823



Investment activity for the year ended December 31, 2010, was as follows:





                                                                MAINSTAY VP
                            MAINSTAY VP       MAINSTAY VP         COMMON          MAINSTAY VP
                              BOND--             CASH             STOCK--        CONVERTIBLE--
                           INITIAL CLASS      MANAGEMENT       INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............     $     2,539         $83,482           $5,216             $306

Proceeds from sales....           2,185          74,461            2,487              218







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                             LARGE CAP          MID CAP           S&P 500         U.S. SMALL
                             GROWTH--           CORE--            INDEX--            CAP--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............         $--             $1,249            $ 7,317           $5,992

Proceeds from sales....           6              9,642             12,194               75



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                              MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
         FLOATING         MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL
          RATE--         GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


             81                190                460             2,590            18,276              --               4,422

           $703             $2,221            $10,209           $22,748          $230,466             $--             $57,461







                                           ALLIANCEBERN-     ALLIANCEBERN-
        ALGER SMALL                            STEIN             STEIN
            CAP         ALGER SMID CAP          VPS          VPS SMALL/MID                      AMERICAN FUNDS
          GROWTH            GROWTH         INTERNATIONAL          CAP            AMERICAN            ASSET        AMERICAN FUNDS
        PORTFOLIO--       PORTFOLIO--          VALUE             VALUE         CENTURY(R) VP      ALLOCATION      GLOBAL GROWTH
         CLASS I-2         CLASS I-2        PORTFOLIO--       PORTFOLIO--         VALUE--           FUND--            FUND--
          SHARES            SHARES        CLASS A SHARES    CLASS A SHARES       CLASS II       CLASS 2 SHARES    CLASS 1 SHARES
      --------------------------------------------------------------------------------------------------------------------------


             19                 7                 72               134               256               27                12

           $615               $51             $1,005            $1,691            $1,437             $396              $247








                                                              MAINSTAY VP
        MAINSTAY VP                         MAINSTAY VP       HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
         FLOATING         MAINSTAY VP         GROWTH           CORPORATE        ICAP SELECT         INCOME         INTERNATIONAL
          RATE--         GOVERNMENT--        EQUITY--           BOND--           EQUITY--          BUILDER--         EQUITY--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           $267              $862             $5,174            $11,226           $6,536          $        --         $8,555

            296               796                101              5,162            5,542                  488          9,112







                                           ALLIANCEBERN-     ALLIANCEBERN-
        ALGER SMALL                            STEIN             STEIN
            CAP         ALGER SMID CAP          VPS          VPS SMALL/MID                      AMERICAN FUNDS
          GROWTH            GROWTH         INTERNATIONAL          CAP            AMERICAN            ASSET        AMERICAN FUNDS
        PORTFOLIO--       PORTFOLIO--          VALUE             VALUE         CENTURY(R) VP      ALLOCATION      GLOBAL GROWTH
         CLASS I-2         CLASS I-2        PORTFOLIO--       PORTFOLIO--         VALUE--           FUND--            FUND--
          SHARES            SHARES        CLASS A SHARES    CLASS A SHARES       CLASS II       CLASS 2 SHARES    CLASS 1 SHARES
      --------------------------------------------------------------------------------------------------------------------------


           $ --               $31             $  674             $806              $527              $290              $248

            342                 2              1,151              370               109               950                 1

--------------------------------------------------------------------------------







                          AMERICAN FUNDS
                           GLOBAL SMALL                       AMERICAN FUNDS    AMERICAN FUNDS
                          CAPITALIZATION    AMERICAN FUNDS     GROWTH-INCOME     INTERNATIONAL
                              FUND--         GROWTH FUND--        FUND--            FUND--
                          CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES
                          --------------------------------------------------------------------


Number of shares.......          33                154               13                543

Identified cost........        $590             $6,643             $377             $8,422








                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
                               DWS                VIP               VIP               VIP
                             SMALL CAP          CONTRA-           EQUITY-        FREEDOM 2010
                            INDEX VIP--        FUND(R)--         INCOME--         PORTFOLIO--
                          CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......          743              1,116              221               171

Identified cost........       $6,642            $23,169           $3,264            $1,673








                          AMERICAN FUNDS
                           GLOBAL SMALL                       AMERICAN FUNDS    AMERICAN FUNDS
                          CAPITALIZATION    AMERICAN FUNDS     GROWTH-INCOME     INTERNATIONAL
                              FUND--         GROWTH FUND--        FUND--            FUND--
                          CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES    CLASS 2 SHARES
                          --------------------------------------------------------------------


Purchases..............        $445             $3,054             $233             $5,040

Proceeds from sales....         288              2,620               26              4,490








                                              FIDELITY(R)       FIDELITY(R)       FIDELITY(R)
                                DWS               VIP               VIP               VIP
                             SMALL CAP          CONTRA-           EQUITY-        FREEDOM 2010
                            INDEX VIP--        FUND(R)--         INCOME--         PORTFOLIO--
                          CLASS A SHARES     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 1,924           $5,319            $  814            $1,082

Proceeds from sales....        10,102            6,212             1,419               552



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                     DELAWARE VIP
                                     INTERNATIONAL   DREYFUS IP     DREYFUS VIF     DWS DREMAN       DWS GLOBAL
      CALVERT VP                     VALUE EQUITY    TECHNOLOGY    OPPORTUNISTIC   SMALL MID CAP    OPPORTUNITIES
     SRI BALANCED     DAVIS VALUE      SERIES--       GROWTH--      SMALL CAP--     VALUE VIP--         VIP--
       PORTFOLIO       PORTFOLIO    STANDARD CLASS INITIAL SHARES INITIAL SHARES  CLASS A SHARES   CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------


            8               97             88             119             1              156              --

          $16           $1,026           $921          $1,126           $20           $1,611             $ 3







      FIDELITY(R)                     FIDELITY(R)
          VIP       FIDELITY(R) VIP       VIP        FIDELITY(R)    FIDELITY(R)   FIDELITY(R) VIP
     FREEDOM 2020    FREEDOM 2030    FREEDOM 2040        VIP            VIP         INVESTMENT     FIDELITY(R) VIP
      PORTFOLIO--     PORTFOLIO--     PORTFOLIO--     GROWTH--      INDEX 500--    GRADE BOND--       MID-CAP--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS  INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------


           673             433             --             26              330             849            1,056

        $6,311          $3,522            $ 7           $718          $42,128         $10,577          $26,334








                                     DELAWARE VIP
                                     INTERNATIONAL   DREYFUS IP     DREYFUS VIF     DWS DREMAN       DWS GLOBAL
      CALVERT VP                     VALUE EQUITY    TECHNOLOGY    OPPORTUNISTIC   SMALL MID CAP    OPPORTUNITIES
     SRI BALANCED     DAVIS VALUE      SERIES--       GROWTH--      SMALL CAP--     VALUE VIP--         VIP--
       PORTFOLIO       PORTFOLIO    STANDARD CLASS INITIAL SHARES INITIAL SHARES  CLASS A SHARES   CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------


          $--           $  767           $940           $322            $--           $1,335             $ 1

           --            1,051             22             30              1              741              --







      FIDELITY(R)                     FIDELITY(R)
          VIP       FIDELITY(R) VIP       VIP        FIDELITY(R)    FIDELITY(R)   FIDELITY(R) VIP
     FREEDOM 2020    FREEDOM 2030    FREEDOM 2040        VIP            VIP         INVESTMENT     FIDELITY(R) VIP
      PORTFOLIO--     PORTFOLIO--     PORTFOLIO--     GROWTH--      INDEX 500--    GRADE BOND--       MID-CAP--
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS  INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------


        $2,073          $  869           $741           $286          $15,446         $3,730           $12,703

           734           1,053            775            339            9,257          2,355             5,992

--------------------------------------------------------------------------------







                                                                                  FIDELITY(R)
                                                                FIDELITY(R)           VIP
                            FIDELITY(R)       FIDELITY(R)           VIP              VALUE
                                VIP               VIP              VALUE         STRATEGIES--
                          MONEY MARKET--      OVERSEAS--         LEADERS--       SERVICE CLASS
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS           2
                          --------------------------------------------------------------------


Number of shares.......        17,047              570               1                 33

Identified cost........       $17,047           $8,594              $5               $253






                                                LAZARD
                            JANUS ASPEN       RETIREMENT        LORD ABBETT       LVIP BARON
                             WORLDWIDE       INTERNATIONAL     SERIES FUND--        GROWTH
                            PORTFOLIO--         EQUITY            MID-CAP        OPPORTUNITIES
                           INSTITUTIONAL      PORTFOLIO--          VALUE         FUND--SERVICE
                              SHARES        SERVICE SHARES       PORTFOLIO           CLASS
                          --------------------------------------------------------------------


Number of shares.......          25                364               341               122

Identified cost........        $685             $3,444            $4,334            $2,863








                                                                                  FIDELITY(R)
                                                                FIDELITY(R)           VIP
                            FIDELITY(R)       FIDELITY(R)           VIP              VALUE
                                VIP               VIP              VALUE         STRATEGIES--
                          MONEY MARKET--      OVERSEAS--         LEADERS--       SERVICE CLASS
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS           2
                          --------------------------------------------------------------------


Purchases..............       $19,507           $3,586              $ 5              $134

Proceeds from sales....        11,089            3,942               21                44






                                                LAZARD
                            JANUS ASPEN       RETIREMENT        LORD ABBETT       LVIP BARON
                             WORLDWIDE       INTERNATIONAL     SERIES FUND--        GROWTH
                            PORTFOLIO--         EQUITY            MID-CAP        OPPORTUNITIES
                           INSTITUTIONAL      PORTFOLIO--          VALUE         FUND--SERVICE
                              SHARES        SERVICE SHARES       PORTFOLIO           CLASS
                          --------------------------------------------------------------------


Purchases..............       $  376            $1,853            $2,164            $1,987

Proceeds from sales....        1,021             1,140             1,766             1,750



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                     INVESCO V.I.
     INVESCO V.I.                       MID CAP      INVESCO VAN    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
      GLOBAL REAL    INVESCO V.I.     CORE EQUITY    KAMPEN V.I.     BALANCED       ENTERPRISE          FORTY
     ESTATE FUND--   INTERNATIONAL      FUND--      MID CAP VALUE   PORTFOLIO--     PORTFOLIO--      PORTFOLIO--
       SERIES I      GROWTH FUND--     SERIES I    FUND--SERIES I  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
        SHARES      SERIES I SHARES     SHARES         SHARES         SHARES          SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


           174             290              8             90              683            174              283

        $2,046          $7,451            $93           $975          $17,200         $4,839           $9,018






                                                                     NEUBERGER      OPPENHEIMER
                                                                      BERMAN          CAPITAL        OPPENHEIMER
        MFS(R)          MFS(R)          MFS(R)         MFS(R)           AMT        APPRECIATION       CORE BOND
       INVESTORS     NEW DISCOVERY     UTILITIES       VALUES        PARTNERS        FUND/VA--        FUND/VA--
    TRUST SERIES--     SERIES--        SERIES--       SERIES--      PORTFOLIO--     NON-SERVICE      NON-SERVICE
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS CLASS I SHARES      SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


            4              1                78            347            31               2               --
          $79             $8            $1,708         $4,145          $311             $76              $ 1







                                     INVESCO V.I.
     INVESCO V.I.                       MID CAP      INVESCO VAN    JANUS ASPEN     JANUS ASPEN      JANUS ASPEN
      GLOBAL REAL    INVESCO V.I.     CORE EQUITY    KAMPEN V.I.     BALANCED       ENTERPRISE         FORTY
     ESTATE FUND--   INTERNATIONAL      FUND--      MID CAP VALUE   PORTFOLIO--     PORTFOLIO--      PORTFOLIO--
       SERIES I      GROWTH FUND--     SERIES I    FUND--SERIES I  INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL
        SHARES      SERIES I SHARES     SHARES         SHARES         SHARES          SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


        $1,660          $3,351           $104           $914          $3,765          $1,566           $5,814
           721           1,484             11             67           1,966           3,410            2,846






                                                                     NEUBERGER      OPPENHEIMER
                                                                      BERMAN          CAPITAL        OPPENHEIMER
        MFS(R)          MFS(R)          MFS(R)         MFS(R)           AMT        APPRECIATION       CORE BOND
       INVESTORS     NEW DISCOVERY     UTILITIES       VALUES        PARTNERS        FUND/VA--        FUND/VA--
    TRUST SERIES--     SERIES--        SERIES--       SERIES--      PORTFOLIO--     NON-SERVICE      NON-SERVICE
     INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  INITIAL CLASS CLASS I SHARES      SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------


          $1              $--            $637          $3,103          $203             $77              $1

           2               --             618           1,123           501              37               1

--------------------------------------------------------------------------------






                                                                   PIMCO
                               PIMCO                             LONG-TERM           PIMCO
                            GLOBAL BOND          PIMCO             U.S.               LOW
                           (UNHEDGED)--      HIGH YIELD--      GOVERNMENT--       DURATION--
                          ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                           CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Number of shares.......          53                --                12                194

Identified cost........        $686               $--              $137             $1,958





                                                                                 T. ROWE PRICE
                           T. ROWE PRICE                       T. ROWE PRICE       PERSONAL
                           INTERNATIONAL     T. ROWE PRICE      NEW AMERICA        STRATEGY
                               STOCK         LIMITED-TERM         GROWTH           BALANCED
                             PORTFOLIO      BOND PORTFOLIO       PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Number of shares.......          210               709               213              1,606

Identified cost........       $2,531            $3,596            $3,843            $24,237







                                                                   PIMCO
                               PIMCO                             LONG-TERM           PIMCO
                            GLOBAL BOND          PIMCO             U.S.               LOW
                           (UNHEDGED)--      HIGH YIELD--      GOVERNMENT--       DURATION--
                          ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE    ADMINISTRATIVE
                           CLASS SHARES      CLASS SHARES      CLASS SHARES      CLASS SHARES
                          --------------------------------------------------------------------


Purchases..............        $606               $13               $79             $1,119

Proceeds from sales....           6                13                58              1,059







                                                                                 T. ROWE PRICE
                           T. ROWE PRICE                       T. ROWE PRICE       PERSONAL
                           INTERNATIONAL     T. ROWE PRICE      NEW AMERICA        STRATEGY
                               STOCK         LIMITED-TERM         GROWTH           BALANCED
                             PORTFOLIO      BOND PORTFOLIO       PORTFOLIO         PORTFOLIO
                          --------------------------------------------------------------------


Purchases..............       $1,026            $3,648            $2,766            $7,363

Proceeds from sales....          530             2,513             1,027             6,134



Not all Investment Divisions are available under all policies.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                         ROYCE          ROYCE
         PIMCO           PIMCO         MICRO-CAP      SMALL-CAP    T. ROWE PRICE
     REAL RETURN--  TOTAL RETURN--    PORTFOLIO--    PORTFOLIO--     BLUE CHIP     T. ROWE PRICE    T. ROWE PRICE
    ADMINISTRATIVE  ADMINISTRATIVE    INVESTMENT     INVESTMENT       GROWTH       EQUITY INCOME      INDEX 500
     CLASS SHARES    CLASS SHARES        CLASS          CLASS        PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------


           786            3,972            621            826           1,098           1,144             22

        $9,808          $43,364         $5,622         $6,087         $10,163         $19,014           $177






     UIF EMERGING    UIF EMERGING      UIF U.S.        VAN ECK        VAN ECK       VAN ECK VIP
     MARKETS DEBT   MARKETS EQUITY    REAL ESTATE    VIP GLOBAL     VIP GLOBAL     MULTI-MANAGER
      PORTFOLIO--     PORTFOLIO--     PORTFOLIO--    BOND FUND--   HARD ASSETS--  ALTERNATIVES--
        CLASS I         CLASS I         CLASS I     INITIAL CLASS  INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------


           255              844            710            85              55             22

        $2,003          $10,422         $6,327          $992          $1,637           $217








                                         ROYCE          ROYCE
         PIMCO           PIMCO         MICRO-CAP      SMALL-CAP    T. ROWE PRICE
     REAL RETURN--  TOTAL RETURN--    PORTFOLIO--    PORTFOLIO--     BLUE CHIP     T. ROWE PRICE    T. ROWE PRICE
    ADMINISTRATIVE  ADMINISTRATIVE    INVESTMENT     INVESTMENT       GROWTH       EQUITY INCOME      INDEX 500
     CLASS SHARES    CLASS SHARES        CLASS          CLASS        PORTFOLIO       PORTFOLIO        PORTFOLIO
    --------------------------------------------------------------------------------------------------------------


        $4,056          $23,807         $4,527         $2,804         $3,822          $10,279           $ 48

         5,281           19,912            753          2,714          1,884            8,475            261






     UIF EMERGING    UIF EMERGING      UIF U.S.        VAN ECK        VAN ECK       VAN ECK VIP
     MARKETS DEBT   MARKETS EQUITY    REAL ESTATE    VIP GLOBAL     VIP GLOBAL     MULTI-MANAGER
      PORTFOLIO--     PORTFOLIO--     PORTFOLIO--    BOND FUND--   HARD ASSETS--  ALTERNATIVES--
        CLASS I         CLASS I         CLASS I     INITIAL CLASS  INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------


        $1,592          $4,139          $3,006         $1,025         $1,610            $44

         1,376           1,820           4,641             74            131             16

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts certain charges from all premiums received for CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies. On CSVUL policies, a sales expense charge of 2.25% is deducted to compensate NYLIAC for expenses associated with selling the policies. This charge may increase in the future, but will never exceed 4.5%. A state premium tax charge of 2% is deducted. This charge may increase consistent with changes in the applicable tax law. A federal tax charge of 1.25% is also deducted, this charge may also increase consistent with changes in the applicable tax law.

     On CEVUL2 policies, we deduct 2% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 13.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. (2) During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. (3) During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. (4) Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CEVUL3 and CEVUL4 policies, we deduct 2.00% from each premium paid for state tax charges, 1.25% from any premium paid for federal tax charges up to the Target Premium and 1.75% and 1.25%, respectively, for premiums in excess of the Target Premium and a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 10.75% from any premium paid up to the Target Premium. (2) During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CEVUL5 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 1.00% plus state and federal charges from any additional premiums paid in this Policy Year.
(2) During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently do not expect to deduct a sales expense charge. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CEVUL6 policies, we deduct 2.00% and 1.25% from each premium paid up to the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. We deduct 1.75% and 1.25% from each premium paid in excess of the Target Premium in years one through seven and 1.50% and 1.00% in years eight and beyond for state tax charges and federal tax charges, respectively. Also deducted is a sales expense charge to partially cover sales expenses as follows: (1) During the first Policy Year, we currently deduct a sales expense charge of 14.00% from any premium paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



additional premiums paid in this Policy Year. (2) During Policy years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in that Policy Year. (3) During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for a Policy Year has been reached, we currently deduct a sales expense charge of 2.00% plus state and federal charges from any additional premiums paid in that Policy Year. (4) During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

     On CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, and CEAVUL policies, NYLIAC deducts a monthly contract charge as follows; $7.50 for CSVUL; $5.00 for CEVUL2; $0.00 in the first Policy Year for CEVUL3, CEVUL4, CEVUL5, CEVUL6, and CEAVUL; $5.00 in Policy Years two and beyond for CEVUL3, CEVUL4, CEVUL5, and CEVUL6; $10.00 in Policy Years two and beyond for CEAVUL. This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying statement of changes in net assets.

     On CSVUL policies, NYLIAC also assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by investment division from the policy's cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years 1-5 and declines each year thereafter to a minimum of 6.5% in year nine. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying statement of changes in net assets.

     On CSVUL and CEVUL2 policies, CSVUL Separate Account-I is charged for mortality and expense risks assumed by NYLIAC. For CSVUL policies, these charges are made daily at an annual rate of .70% of the daily variable accumulation value of each Investment Division for policy years one through ten. For policy years eleven and later, it is expected that these charges will be reduced to an annual rate of .30% of the daily variable accumulation value of each Investment Division. For CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of .25% of the average daily variable accumulation value of each Investment Division's assets. NYLIAC may increase these charges in the future up to a maximum annual rate of .90%. For CEVUL3 and CEVUL4, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy year one, the mortality and expense charge deducted is .25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is .45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to .25%. For CEVUL5, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In policy years one through ten, the mortality and expense risk charge deducted is .50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. For CEVUL6, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Year one, the mortality and expense charge deducted is .25%. In Policy Years two through ten, the mortality and expense charge deducted is ..45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to .25%. For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the Separate Account value, 0.37% of the Separate Account value between $25,000 and $200,000, and 0.20% of the Separate Account value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the Separate Account value, 0.32% of the Separate Account value between $25,000 and $200,000, and 0.15% of the Separate Account Value over $200,000. These charges were in effect for each of the five periods presented in the Financial Highlights section. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

CSVUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the years ended December 31, 2010 and December 31, 2009 were as follows:





                              MAINSTAY VP            MAINSTAY VP            MAINSTAY VP
                                BOND--                  CASH              COMMON STOCK--
                             INITIAL CLASS           MANAGEMENT            INITIAL CLASS
                         --------------------    ------------------    --------------------
                            2010        2009       2010       2009        2010        2009
                         ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........         --       --        3,579      1,623           55        67
Units redeemed.........         --       --       (1,463)   (12,041)         (33)      (12)
                              ----      ---      -------    -------         ----     -----
  Net increase
     (decrease)........         --       --        2,116    (10,418)          22        55
                              ====      ===      =======    =======         ====     =====

SERIES II POLICIES
Units issued...........         --       --          343        595           --         2
Units redeemed.........         --       --         (453)      (392)         (43)      (41)
                              ----      ---      -------    -------         ----     -----
  Net increase
     (decrease)........         --       --         (110)       203          (43)      (39)
                              ====      ===      =======    =======         ====     =====

SERIES III POLICIES
Units issued...........        170       77       67,389     27,021          263     1,101
Units redeemed.........       (158)     (13)     (61,910)   (74,969)        (112)      (50)
                              ----      ---      -------    -------         ----     -----
  Net increase
     (decrease)........         12       64        5,479    (47,948)         151     1,051
                              ====      ===      =======    =======         ====     =====







                              MAINSTAY VP             MAINSTAY VP            MAINSTAY VP
                              HIGH YIELD              ICAP SELECT               INCOME
                           CORPORATE BOND--            EQUITY--               BUILDER--
                             INITIAL CLASS           INITIAL CLASS          INITIAL CLASS
                         --------------------    --------------------    -------------------
                            2010        2009        2010        2009       2010        2009
                         -------------------------------------------------------------------

SERIES I POLICIES
Units issued...........         --       --             42       119           --        --
Units redeemed.........         (2)      (3)          (220)       (6)         (47)     (630)
                              ----      ---           ----     -----          ---      ----
  Net increase
     (decrease)........         (2)      (3)          (178)      113          (47)     (630)
                              ====      ===           ====     =====          ===      ====

SERIES II POLICIES
Units issued...........         --        3             --     3,908           --        --
Units redeemed.........         (5)      (1)           (84)      (68)          --        --
                              ----      ---           ----     -----          ---      ----
  Net increase
     (decrease)........         (5)       2            (84)    3,840           --        --
                              ====      ===           ====     =====          ===      ====

SERIES III POLICIES
Units issued...........        670      188            353         8           --        --
Units redeemed.........       (336)     (34)           (87)     (593)          --        --
                              ----      ---           ----     -----          ---      ----
  Net increase
     (decrease)........        334      154            266      (585)          --        --
                              ====      ===           ====     =====          ===      ====




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






           MAINSTAY VP            MAINSTAY VP             MAINSTAY VP            MAINSTAY VP
          CONVERTIBLE--         FLOATING RATE--          GOVERNMENT--          GROWTH EQUITY--
          INITIAL CLASS          INITIAL CLASS           INITIAL CLASS          INITIAL CLASS
      --------------------    -------------------    --------------------    -------------------
        2010        2009        2010        2009       2010        2009        2010        2009
      ------------------------------------------------------------------------------------------


            --          --          --         --          --          --          41         --
            --          --          --         --          --          --          (3)      (120)
           ---         ---         ---         --         ---         ---         ---       ----
            --          --          --         --          --          --          38       (120)
           ===         ===         ===         ==         ===         ===         ===       ====


             2           1          --         --          --          --          --         --
            --          --          --         --          --          --          --         --
           ---         ---         ---         --         ---         ---         ---       ----
             2           1          --         --          --          --          --         --
           ===         ===         ===         ==         ===         ===         ===       ====


            18          13          20         26          55          24         435          1
           (14)        (23)        (25)        (4)        (57)        (18)         (7)      (327)
           ---         ---         ---         --         ---         ---         ---       ----
             4         (10)         (5)        22          (2)          6         428       (326)
           ===         ===         ===         ==         ===         ===         ===       ====







            MAINSTAY VP
           INTERNATIONAL             MAINSTAY VP               MAINSTAY VP              MAINSTAY VP
             EQUITY--            LARGE CAP GROWTH--          MID CAP CORE--           MID CAP GROWTH--
           INITIAL CLASS            INITIAL CLASS             INITIAL CLASS            INITIAL CLASS
      ----------------------    --------------------    ------------------------    -------------------
         2010         2009         2010        2009         2010          2009        2010       2009
      -------------------------------------------------------------------------------------------------


             32           --           --         --             --           --         --          --
            (88)        (100)          (1)        (1)            --           --         --          --
           ----         ----           --         --           ----         ----         --        ----
            (56)        (100)          (1)        (1)            --           --         --          --
           ====         ====           ==         ==           ====         ====         ==        ====


              1            2           --         --             --           --         --          --
             (1)         (22)          --         --            (13)         (14)        --          --
           ----         ----           --         --           ----         ----         --        ----
             --          (20)          --         --            (13)         (14)        --          --
           ====         ====           ==         ==           ====         ====         ==        ====


            410           47           --         --             77           11         --          27
           (498)        (186)          --         (2)          (638)        (675)        --        (421)
           ----         ----           --         --           ----         ----         --        ----
            (88)        (139)          --         (2)          (561)        (664)        --        (394)
           ====         ====           ==         ==           ====         ====         ==        ====


--------------------------------------------------------------------------------








                              MAINSTAY VP             MAINSTAY VP             MAINSTAY VP
                            MID CAP VALUE--         S&P 500 INDEX--        SMALL CAP GROWTH--
                             INITIAL CLASS           INITIAL CLASS           INITIAL CLASS
                          -------------------    ---------------------    -------------------
                            2010       2009         2010        2009        2010       2009
                          -------------------------------------------------------------------

SERIES I POLICIES
Units issued...........        --         --            78         2           --        --
Units redeemed.........        --         --          (473)     (510)          --        --
                               --     ------          ----      ----           --      ----
  Net increase
     (decrease)........        --         --          (395)     (508)          --        --
                               ==     ======          ====      ====           ==      ====

SERIES II POLICIES
Units issued...........        --         --             2         2           --        --
Units redeemed.........        --     (4,727)           --       (17)          --        --
                               --     ------          ----      ----           --      ----
  Net increase
     (decrease)........        --     (4,727)            2       (15)          --        --
                               ==     ======          ====      ====           ==      ====

SERIES III POLICIES
Units issued...........        --         10           343        91           --         7
Units redeemed.........        --        (66)         (566)     (637)          --      (351)
                               --     ------          ----      ----           --      ----
  Net increase
     (decrease)........        --        (56)         (223)     (546)          --      (344)
                               ==     ======          ====      ====           ==      ====






                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN
                              INTERNATIONAL          VPS SMALL/MID CAP      AMERICAN CENTURY(R)
                            VALUE PORTFOLIO--        VALUE PORTFOLIO--          VP VALUE--
                              CLASS A SHARES          CLASS A SHARES             CLASS II
                          ---------------------    --------------------     -------------------
                             2010        2009        2010        2009        2010        2009
                          ---------------------------------------------------------------------

SERIES I POLICIES
Units issued...........          --        --            --        --            --          --
Units redeemed.........          --        --            --        --            --          --
                               ----       ---           ---       ---           ---          --
  Net increase
     (decrease)........          --        --            --        --            --          --
                               ====       ===           ===       ===           ===          ==

SERIES II POLICIES
Units issued...........          --        --            --        --             5           7
Units redeemed.........          --        --            --        --            --          (2)
                               ----       ---           ---       ---           ---          --
  Net increase
     (decrease)........          --        --            --        --             5           5
                               ====       ===           ===       ===           ===          ==

SERIES III POLICIES
Units issued...........         114        80            76       136            42          27
Units redeemed.........        (191)      (12)          (34)      (10)          (10)         (3)
                               ----       ---           ---       ---           ---          --
  Net increase
     (decrease)........         (77)       68            42       126            32          24
                               ====       ===           ===       ===           ===          ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                   ALGER
                                  CAPITAL                ALGER                 ALGER
          MAINSTAY VP          APPRECIATION        SMALL CAP GROWTH       SMID CAP GROWTH
       U.S. SMALL CAP--         PORTFOLIO--           PORTFOLIO--           PORTFOLIO--
         INITIAL CLASS       CLASS I-2 SHARES      CLASS I-2 SHARES      CLASS I-2 SHARES
      ------------------    ------------------    ------------------    ------------------
        2010     2009(F)      2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
        ---        ---         --         --        ---        ---         --           --
         --         --         --         --         --         --         --           --
        ===        ===         ==         ==        ===        ===         ==           ==


         --         --         --         --         --         --         --           --
         --         --         --         --         --         --         --           --
        ---        ---         --         --        ---        ---         --           --
         --         --         --         --         --         --         --           --
        ===        ===         ==         ==        ===        ===         ==           ==


        533        190         --         --         --         --          4            2
         (7)        --         --         (1)       (26)       (24)        --           --
        ---        ---         --         --        ---        ---         --           --
        526        190         --         (1)       (26)       (24)         4            2
        ===        ===         ==         ==        ===        ===         ==           ==







                                                      AMERICAN FUNDS
         AMERICAN FUNDS        AMERICAN FUNDS          GLOBAL SMALL
        ASSET ALLOCATION        GLOBAL GROWTH         CAPITALIZATION         AMERICAN FUNDS
             FUND--                FUND--                 FUND--             GROWTH FUND--
         CLASS 2 SHARES        CLASS 1 SHARES         CLASS 2 SHARES         CLASS 2 SHARES
      -------------------    ------------------    -------------------    -------------------
        2010        2009       2010     2009(G)      2010        2009       2010        2009
      ---------------------------------------------------------------------------------------



            --         --         --       --            --       --            --         --
            --         --         --       --            --       --            --         --
           ---         --         --       --           ---       --          ----        ---
            --         --         --       --            --       --            --         --
           ===         ==         ==       ==           ===       ==          ====        ===


            --         --         --       --            --       --            --         --
            --         --         --       --            (3)      (3)           --        (17)
           ---         --         --       --           ---       --          ----        ---
            --         --         --       --            (3)      (3)           --        (17)
           ===         ==         ==       ==           ===       ==          ====        ===


            29         96         23       --            44       27           320        604
           (98)        (3)        --       --           (28)      (4)         (277)       (12)
           ---         --         --       --           ---       --          ----        ---
           (69)        93         23       --            16       23            43        592
           ===         ==         ==       ==           ===       ==          ====        ===


--------------------------------------------------------------------------------







                             AMERICAN FUNDS          AMERICAN FUNDS
                             GROWTH-INCOME            INTERNATIONAL            CALVERT VP
                                 FUND--                  FUND--               SRI BALANCED
                             CLASS 2 SHARES          CLASS 2 SHARES             PORTFOLIO
                          -------------------    ----------------------    ------------------
                            2010       2009         2010         2009        2010       2009
                          -------------------------------------------------------------------


SERIES I POLICIES
Units issued...........        --          --           --           --         --       --
Units redeemed.........        --          --           --           --         --       --
                               --          --         ----          ---         --       --
  Net increase
     (decrease)........        --          --           --           --         --       --
                               ==          ==         ====          ===         ==       ==

SERIES II POLICIES
Units issued...........        --          --           --           --         --       --
Units redeemed.........        --          --           --           --         --       --
                               --          --         ----          ---         --       --
  Net increase
     (decrease)........        --          --           --           --         --       --
                               ==          ==         ====          ===         ==       ==

SERIES III POLICIES
Units issued...........        27          23          503          314         --       --
Units redeemed.........        (3)         (5)        (457)         (27)        --       --
                               --          --         ----          ---         --       --
  Net increase
     (decrease)........        24          18           46          287         --       --
                               ==          ==         ====          ===         ==       ==






                               DWS DREMAN            DWS GLOBAL                 DWS
                             SMALL MID CAP          OPPORTUNITIES            SMALL CAP
                              VALUE VIP--               VIP--               INDEX VIP--
                             CLASS A SHARES        CLASS A SHARES         CLASS A SHARES
                          -------------------    ------------------    --------------------
                            2010        2009       2010       2009        2010        2009
                          -----------------------------------------------------------------

SERIES I POLICIES
Units issued...........         --       --           --       --             --       --
Units redeemed.........         --       --           --       --             --       --
                               ---      ---           --       --           ----      ---
  Net increase
     (decrease)........         --       --           --       --             --       --
                               ===      ===           ==       ==           ====      ===

SERIES II POLICIES
Units issued...........         --       --           --       --             --       --
Units redeemed.........         --       --           --       --             --       (8)
                               ---      ---           --       --           ----      ---
  Net increase
     (decrease)........         --       --           --       --             --       (8)
                               ===      ===           ==       ==           ====      ===

SERIES III POLICIES
Units issued...........        155        9           --       --            151      287
Units redeemed.........        (84)     (27)          --       (2)          (790)     (65)
                               ---      ---           --       --           ----      ---
  Net increase
     (decrease)........         71      (18)          --       (2)          (639)     222
                               ===      ===           ==       ==           ====      ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                  DELAWARE VIP           DREYFUS IP            DREYFUS VIF
                              INTERNATIONAL VALUE        TECHNOLOGY           OPPORTUNISTIC
           DAVIS VALUE          EQUITY SERIES--           GROWTH--             SMALL CAP--
            PORTFOLIO            STANDARD CLASS        INITIAL SHARES        INITIAL SHARES
      --------------------    -------------------    ------------------    ------------------
         2010        2009       2010        2009       2010       2009       2010       2009
      ---------------------------------------------------------------------------------------


             --       --            --       --           --       --           --         --
             --       --            --       --           --       --           --         --
           ----      ---           ---       --           --       --           --         --
             --       --            --       --           --       --           --         --
           ====      ===           ===       ==           ==       ==           ==         ==


             --       --            --       --           --       --           --         --
             --       --            --       --           --       --           --         --
           ----      ---           ---       --           --       --           --         --
             --       --            --       --           --       --           --         --
           ====      ===           ===       ==           ==       ==           ==         ==


             80       33           133        1           25       12           --         --
           (115)     (38)           (3)      --           (2)      (4)          --         --
           ----      ---           ---       --           --       --           --         --
            (35)      (5)          130        1           23        8           --         --
           ====      ===           ===       ==           ==       ==           ==         ==







                                                          FIDELITY(R) VIP        FIDELITY(R) VIP
          FIDELITY(R) VIP          FIDELITY(R) VIP          FREEDOM 2010           FREEDOM 2020
          CONTRAFUND(R)--          EQUITY-INCOME--          PORTFOLIO--            PORTFOLIO--
           INITIAL CLASS            INITIAL CLASS          INITIAL CLASS          INITIAL CLASS
      ----------------------    --------------------    -------------------    -------------------
         2010         2009         2010        2009       2010        2009       2010        2009
      --------------------------------------------------------------------------------------------



             --           --           --        --           --       --            --       --
             (1)          (1)          --        --           --       --            --       --
           ----         ----         ----      ----          ---      ---           ---      ---
             (1)          (1)          --        --           --       --            --       --
           ====         ====         ====      ====          ===      ===           ===      ===


              4            2           --        --           --       --            --       --
             (5)         (25)          (1)       --           --       --            (2)      --
           ----         ----         ----      ----          ---      ---           ---      ---
             (1)         (23)          (1)       --           --       --            (2)      --
           ====         ====         ====      ====          ===      ===           ===      ===


            361          263           70        77           84       20           168      122
           (450)        (261)        (125)     (243)         (48)     (29)          (65)     (21)
           ----         ----         ----      ----          ---      ---           ---      ---
            (89)           2          (55)     (166)          36       (9)          103      101
           ====         ====         ====      ====          ===      ===           ===      ===


--------------------------------------------------------------------------------






                            FIDELITY(R) VIP     FIDELITY(R) VIP
                             FREEDOM 2030         FREEDOM 2040         FIDELITY(R) VIP
                              PORTFOLIO--         PORTFOLIO--             GROWTH--
                             INITIAL CLASS       INITIAL CLASS          INITIAL CLASS
                          ------------------    ---------------    ----------------------
                            2010       2009         2010(H)          2010         2009
                          ---------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --        --             --                --            --
Units redeemed.........       --        --             --                --            --
                            ----       ---            ---               ---          ----
  Net increase
     (decrease)........       --        --             --                --            --
                            ====       ===            ===               ===          ====

SERIES II POLICIES
Units issued...........       --        --             --                --            --
Units redeemed.........       --        --             --                (5)           --
                            ----       ---            ---               ---          ----
  Net increase
     (decrease)........       --        --             --                (5)           --
                            ====       ===            ===               ===          ====

SERIES III POLICIES
Units issued...........       74       173             72                26            43
Units redeemed.........     (102)      (11)           (71)              (28)         (193)
                            ----       ---            ---               ---          ----
  Net increase
     (decrease)........      (28)      162              1                (2)         (150)
                            ====       ===            ===               ===          ====








                            FIDELITY(R) VIP       FIDELITY(R) VIP        FIDELITY(R) VIP
                              OVERSEAS--          VALUE LEADERS--      VALUE STRATEGIES--
                             INITIAL CLASS         INITIAL CLASS         SERVICE CLASS 2
                          ------------------    -------------------    ------------------
                            2010       2009       2010       2009        2010       2009
                          ---------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --         --        --            --       --         --
Units redeemed.........       --         --        --            --       --         --
                            ----       ----        --            --       --        ---
  Net increase
     (decrease)........       --         --        --            --       --         --
                            ====       ====        ==            ==       ==        ===

SERIES II POLICIES
Units issued...........        5         --        --            --       --         --
Units redeemed.........       (1)       (13)       --            --       --         --
                            ----       ----        --            --       --        ---
  Net increase
     (decrease)........        4        (13)       --            --       --         --
                            ====       ====        ==            ==       ==        ===

SERIES III POLICIES
Units issued...........      271         58        --             2       11          3
Units redeemed.........     (330)      (141)       (2)           --       (4)       (13)
                            ----       ----        --            --       --        ---
  Net increase
     (decrease)........      (59)       (83)       (2)            2        7        (10)
                            ====       ====        ==            ==       ==        ===




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                                 FIDELITY(R) VIP
         FIDELITY(R) VIP            INVESTMENT            FIDELITY(R) VIP        FIDELITY(R) VIP
           INDEX 500--             GRADE BOND--              MID-CAP--            MONEY MARKET--
          INITIAL CLASS           INITIAL CLASS            INITIAL CLASS          INITIAL CLASS
      --------------------    ---------------------    --------------------    -------------------
        2010        2009        2010         2009        2010        2009        2010      2009(E)
      --------------------------------------------------------------------------------------------


           --         --          --             --        --          --           --        --
           --         --          --             --        --          --           --        --
        -----       ----        ----            ---      ----        ----       ------       ---
           --         --          --             --        --          --           --        --
        =====       ====        ====            ===      ====        ====       ======       ===


           --         --           5             --         2           5           --        --
           (1)       (12)         (1)           (62)       (1)         (4)          --        --
        -----       ----        ----            ---      ----        ----       ------       ---
           (1)       (12)          4            (62)        1           1           --        --
        =====       ====        ====            ===      ====        ====       ======       ===


        1,243        434         234            208       750         208        1,941       890
         (838)      (209)       (175)           (45)     (353)       (168)      (1,105)      (28)
        -----       ----        ----            ---      ----        ----       ------       ---
          405        225          59            163       397          40          836       862
        =====       ====        ====            ===      ====        ====       ======       ===






                                  INVESCO V.I.                                INVESCO VAN KAMPEN
       INVESCO V.I. GLOBAL       INTERNATIONAL       INVESCO V.I. MID CAP     V.I. MID CAP VALUE
       REAL ESTATE FUND--        GROWTH FUND--        CORE EQUITY FUND--            FUND--
         SERIES I SHARES        SERIES I SHARES         SERIES I SHARES        SERIES I SHARES
      --------------------    -------------------    --------------------    -------------------
        2010        2009        2010        2009            2010(I)            2010      2009(C)
      ------------------------------------------------------------------------------------------


          --         --           --         --               --                --          --
          --         --           --         --               --                --          --
         ---         --         ----        ---               --                --          --
          --         --           --         --               --                --          --
         ===         ==         ====        ===               ==                ==          ==


           1          2           --         --               --                --          --
          (7)        --           --         --               --                --          --
         ---         --         ----        ---               --                --          --
          (6)         2           --         --               --                --          --
         ===         ==         ====        ===               ==                ==          ==


         183         23          293        114               10                51           9
         (74)        (4)        (136)       (12)              (1)               (4)         --
         ---         --         ----        ---               --                --          --
         109         19          157        102                9                47           9
         ===         ==         ====        ===               ==                ==          ==


--------------------------------------------------------------------------------






                              JANUS ASPEN            JANUS ASPEN
                                BALANCED             ENTERPRISE            JANUS ASPEN
                              PORTFOLIO--            PORTFOLIO--        FORTY PORTFOLIO--
                             INSTITUTIONAL          INSTITUTIONAL         INSTITUTIONAL
                                 SHARES                SHARES                SHARES
                          -------------------    ------------------    ------------------
                            2010       2009        2010       2009       2010       2009
                          ---------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --          --          --         --         --         --
Units redeemed.........     (14)        (30)         --         --         --         --
                            ---        ----        ----       ----       ----       ----
  Net increase
     (decrease)........     (14)        (30)         --         --         --         --
                            ===        ====        ====       ====       ====       ====

SERIES II POLICIES
Units issued...........       5           8          --         --         --         --
Units redeemed.........     (11)        (41)         --         --         --         --
                            ---        ----        ----       ----       ----       ----
  Net increase
     (decrease)........      (6)        (33)         --         --         --         --
                            ===        ====        ====       ====       ====       ====

SERIES III POLICIES
Units issued...........     211          68         105         69        460         62
Units redeemed.........     (93)       (122)       (229)      (155)      (238)      (143)
                            ---        ----        ----       ----       ----       ----
  Net increase
     (decrease)........     118         (54)       (124)       (86)       222        (81)
                            ===        ====        ====       ====       ====       ====






                                 MFS(R)                MFS(R)                MFS(R)
                            INVESTORS TRUST         NEW DISCOVERY           UTILITIES
                                SERIES--              SERIES--              SERIES--
                             INITIAL CLASS          INITIAL CLASS         INITIAL CLASS
                          -------------------    ------------------    ------------------
                            2010       2009        2010       2009       2010       2009
                          ---------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --          --         --         --         --
Units redeemed.........      --         --          --         --         --         --
                             --         --          --         --        ---         --
  Net increase
     (decrease)........      --         --          --         --         --         --
                             ==         ==          ==         ==        ===         ==

SERIES II POLICIES
Units issued...........      --         --          --         --         --          1
Units redeemed.........      (1)        (6)         --         --         (4)        --
                             --         --          --         --        ---         --
  Net increase
     (decrease)........      (1)        (6)         --         --         (4)         1
                             ==         ==          ==         ==        ===         ==

SERIES III POLICIES
Units issued...........      --         --          --         --         36         26
Units redeemed.........      --         --          --         --        (33)        (5)
                             --         --          --         --        ---         --
  Net increase
     (decrease)........      --         --          --         --          3         21
                             ==         ==          ==         ==        ===         ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






          JANUS ASPEN             LAZARD
           WORLDWIDE            RETIREMENT            LORD ABBETT        LVIP BARON GROWTH
          PORTFOLIO--          INTERNATIONAL         SERIES FUND--         OPPORTUNITIES
         INSTITUTIONAL      EQUITY PORTFOLIO--       MID-CAP VALUE             FUND--
            SHARES            SERVICE SHARES           PORTFOLIO           SERVICE CLASS
      ------------------    ------------------    ------------------    -------------------
      2010         2009     2010         2009     2010         2009       2010       2009
      -------------------------------------------------------------------------------------


          1          1         --         --          --         --         --           --
         (4)        (5)        --         --          --         --         --           --
        ---         --        ---         --        ----       ----       ----          ---
         (3)        (4)        --         --          --         --         --           --
        ===         ==        ===         ==        ====       ====       ====          ===


         --         --          1          2          --         --          3           --
         --         --         (8)        --          --         (9)        (1)         (11)
        ---         --        ---         --        ----       ----       ----          ---
         --         --         (7)         2          --         (9)         2          (11)
        ===         ==        ===         ==        ====       ====       ====          ===


         32         65        157         78         176        151        188           52
        (90)        (7)       (99)        (7)       (154)      (309)      (157)         (57)
        ---         --        ---         --        ----       ----       ----          ---

        (58)        58         58         71          22       (158)        31           (5)
        ===         ==        ===         ==        ====       ====       ====          ===






                                                       OPPENHEIMER
             MFS(R)           NEUBERGER BERMAN           CAPITAL
             VALUES             AMT PARTNERS          APPRECIATION        OPPENHEIMER CORE
            SERIES--             PORTFOLIO--            FUND/VA--          BOND FUND/VA--
         INITIAL CLASS         CLASS I SHARES      NON-SERVICE SHARES    NON-SERVICE SHARES
      -------------------    ------------------    ------------------    ------------------
        2010      2009(A)      2010       2009       2010       2009       2010       2009
      -------------------------------------------------------------------------------------



         --            --       --           --       --           --       --           --
         --            --       --           --       --           --       --           --
        ---           ---      ---           --       --           --       --           --
         --            --       --           --       --           --       --           --
        ===           ===      ===           ==       ==           ==       ==           ==


         --            --       --           --       --           --       --           --
         --            --       --           --       --           --       --           --
        ---           ---      ---           --       --           --       --           --
         --            --       --           --       --           --       --           --
        ===           ===      ===           ==       ==           ==       ==           ==


        246           186       24           22        8            4       --           --
        (93)           (2)     (63)          (2)      (4)          --       --           --
        ---           ---      ---           --       --           --       --           --
        153           184      (39)          20        4            4       --           --
        ===           ===      ===           ==       ==           ==       ==           ==


--------------------------------------------------------------------------------






                                 PIMCO
                             GLOBAL BOND                                PIMCO LONG-TERM
                             (UNHEDGED)--       PIMCO HIGH YIELD--     U.S. GOVERNMENT--
                            ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES          CLASS SHARES
                          ------------------    ------------------    ------------------
                            2010     2009(D)          2010(I)           2010       2009
                          --------------------------------------------------------------

SERIES I POLICIES
Units issued...........      --         --              --               --           --
Units redeemed.........      --         --              --               --           --
                             --         --              --               --           --
  Net increase
     (decrease)........      --         --              --               --           --
                             ==         ==              ==               ==           ==

SERIES II POLICIES
Units issued...........      --         --              --               --           --
Units redeemed.........      --         --              --               --           --
                             --         --              --               --           --
  Net increase
     (decrease)........      --         --              --               --           --
                             ==         ==              ==               ==           ==

SERIES III POLICIES
Units issued...........      50          8               1                5            3
Units redeemed.........      (1)        --              (1)              (4)          (2)
                             --         --              --               --           --
  Net increase
     (decrease)........      49          8              --                1            1
                             ==         ==              ==               ==           ==






                                  ROYCE
                                SMALL-CAP
                               PORTFOLIO--            T. ROWE PRICE          T. ROWE PRICE
                               INVESTMENT           BLUE CHIP GROWTH         EQUITY INCOME
                                  CLASS                 PORTFOLIO              PORTFOLIO
                          --------------------    --------------------    ------------------
                            2010        2009        2010        2009        2010       2009
                          ------------------------------------------------------------------

SERIES I POLICIES
Units issued...........       --            --        --            --         4          1
Units redeemed.........       --            --        --            --        (9)       (10)
                            ----          ----      ----          ----      ----       ----
  Net increase
     (decrease)........       --            --        --            --        (5)        (9)
                            ====          ====      ====          ====      ====       ====

SERIES II POLICIES
Units issued...........       --            --        --            --         4          3
Units redeemed.........       --            --        --            --        (7)       (42)
                            ----          ----      ----          ----      ----       ----
  Net increase
     (decrease)........       --            --        --            --        (3)       (39)
                            ====          ====      ====          ====      ====       ====

SERIES III POLICIES
Units issued...........      234           214       319           115       847        320
Units redeemed.........     (234)         (189)     (155)         (115)     (699)      (437)
                            ----          ----      ----          ----      ----       ----
  Net increase
     (decrease)........       --            25       164            --       148       (117)
                            ====          ====      ====          ====      ====       ====




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                                                                               ROYCE
             PIMCO                 PIMCO                 PIMCO               MICRO-CAP
        LOW DURATION--         REAL RETURN--        TOTAL RETURN--          PORTFOLIO--
        ADMINISTRATIVE        ADMINISTRATIVE        ADMINISTRATIVE          INVESTMENT
         CLASS SHARES          CLASS SHARES          CLASS SHARES              CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


         --         --          --        --           --        --        --         --
         --         --          --        --           --        --        --         --
        ---         --        ----       ---       ------      ----       ---        ---
         --         --          --        --           --        --        --         --
        ===         ==        ====       ===       ======      ====       ===        ===


         --         --          --         7           --        15        --         --
         --         --          (2)       (3)          (3)       (6)       --         --
        ---         --        ----       ---       ------      ----       ---        ---
         --         --          (2)        4           (3)        9        --         --
        ===         ==        ====       ===       ======      ====       ===        ===


         83         38         286       370        1,429       482       305         40
        (80)        (7)       (401)      (26)      (1,309)     (132)      (50)       (57)
        ---         --        ----       ---       ------      ----       ---        ---
          3         31        (115)      344          120       350       255        (17)
        ===         ==        ====       ===       ======      ====       ===        ===







                               T. ROWE PRICE         T. ROWE PRICE
         T. ROWE PRICE         INTERNATIONAL         LIMITED-TERM          T. ROWE PRICE
           INDEX 500               STOCK                 BOND           NEW AMERICA GROWTH
           PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010       2009       2010       2009       2010       2009
      ------------------------------------------------------------------------------------


         --        ----        --         --          --        --         --         --
         --          --        --         --          --        --         --         --
        ---        ----       ---        ---        ----       ---        ---        ---
         --          --        --         --          --        --         --         --
        ===        ====       ===        ===        ====       ===        ===        ===


         --          --         4          6           1         7         --         --
         --          --        --         (2)         (1)      (13)        --         --
        ---        ----       ---        ---        ----       ---        ---        ---
         --          --         4          4          --        (6)        --         --
        ===        ====       ===        ===        ====       ===        ===        ===


          4           8        67         54         281        96        214         42
        (25)        (15)      (38)       (18)       (197)      (65)       (80)       (81)
        ---        ----       ---        ---        ----       ---        ---        ---
        (21)         (7)       29         36          84        31        134        (39)
        ===        ====       ===        ===        ====       ===        ===        ===


--------------------------------------------------------------------------------






                               T. ROWE PRICE          UIF EMERGING       UIF EMERGING
                             PERSONAL STRATEGY        MARKETS DEBT      MARKETS EQUITY
                                 BALANCED             PORTFOLIO--         PORTFOLIO--
                                 PORTFOLIO              CLASS I             CLASS I
                          ----------------------  -------------------  ----------------
                             2010        2009        2010      2009      2010     2009
                          -------------------------------------------------------------


SERIES I POLICIES
Units issued...........           --          --         --        --     31       --
Units redeemed.........           --          --         --        --    (16)      --
                                ----        ----        ---        --    ---       --
  Net increase
     (decrease)........           --          --         --        --     15       --
                                ====        ====        ===        ==    ===       ==

SERIES II POLICIES
Units issued...........           --          --         --        --     --       --
Units redeemed.........           --          --         (1)       (2)    (1)      (8)
                                ----        ----        ---        --    ---       --
  Net increase
     (decrease)........           --          --         (1)       (2)    (1)      (8)
                                ====        ====        ===        ==    ===       ==

SERIES III POLICIES
Units issued...........          500         461         89        31    150       98
Units redeemed.........         (454)       (195)       (77)       (3)   (67)      (7)
                                ----        ----        ---        --    ---       --
  Net increase
     (decrease)........           46         266         12        28     83       91
                                ====        ====        ===        ==    ===       ==




Not all Investment Divisions are available under all policies.
(a) For Series III policies, represents the period January 2009 (Commencement of Investments) through December 2009.
(b) For Series II policies, represents the period February 2009 (Commencement of Investments) through December 2009.
(c) For Series III policies, represents the period March 2009 (Commencement of Investments) through December 2009.
(d) For Series III policies, represents the period June 2009 (Commencement of Investments) through December 2009.
(e) For Series III policies, represents the period July 2009 (Commencement of Investments) through December 2009.
(f) For Series III policies, represents the period November 2009 (Commencement of Investments) through December 2009.
(g) For Series III policies, represents the period December 2009 (Commencement of Investments).
(h) For Series III policies, represents the period February 2010 (Commencement of Investments) through December 2010.
(i) For Series III policies, represents the period March 2010 (Commencement of Investments) through December 2010.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






              UIF                                                           VAN ECK VIP
       U.S. REAL ESTATE     VAN ECK VIP GLOBAL    VAN ECK VIP GLOBAL       MULTI-MANAGER
          PORTFOLIO--           BOND FUND--          HARD ASSETS--        ALTERNATIVES--
            CLASS I            INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2010       2009       2010     2009(B)      2010       2009       2010       2009
      ------------------------------------------------------------------------------------


          --         --        --         --         --         --         --         --
          --         --        --         --         --         --         --         --
        ----       ----        --         --        ---         --         --        ---
          --         --        --         --         --         --         --         --
        ====       ====        ==         ==        ===         ==         ==        ===


           1         --         3          2         --         --         --         --
          (2)       (14)       (1)        --         --         --         --         --
        ----       ----        --         --        ---         --         --        ---
          (1)       (14)        2          2         --         --         --         --
        ====       ====        ==         ==        ===         ==         ==        ===


         174         96        86          1        210         21          4          5
        (276)      (192)       (5)        --        (17)        (4)        (2)       (19)
        ----       ----        --         --        ---         --         --        ---
        (102)       (96)       81          1        193         17          2        (14)
        ====       ====        ==         ==        ===         ==         ==        ===


NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2010, 2009, 2008, 2007 and 2006:





                                                     MAINSTAY VP
                                                       BOND--
                                                    INITIAL CLASS
                                     ------------------------------------------
                                       2010      2009     2008    2007    2006
                                     ------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   16    $   15   $   14  $   19  $1,080
Units Outstanding..................        1         1        1       1      71
Variable Accumulation Unit Value...   $19.18    $17.84   $16.60  $16.06  $15.19
Total Return.......................     7.5%      7.5%     3.4%    5.8%    3.8%
Investment Income Ratio............     3.1%      4.8%     3.9%    2.1%    0.3%

SERIES II POLICIES(b)
Net Assets.........................   $   --    $   --   $   --  $   --  $   --
Units Outstanding..................       --        --       --      --      --
Variable Accumulation Unit Value...   $   --    $   --   $   --  $   --  $   --
Total Return.......................       --        --       --      --      --
Investment Income Ratio............       --        --       --      --      --

SERIES III POLICIES(c)
Net Assets.........................   $4,062    $3,606   $2,572  $1,689  $1,177
Units Outstanding..................      288       276      212     144     107
Variable Accumulation Unit Value...   $14.09    $13.07   $12.13  $11.69  $10.98
Total Return.......................     7.8%      7.8%     3.7%    6.5%    4.5%
Investment Income Ratio............     3.3%      5.4%     4.9%    3.8%    1.1%







                                                     MAINSTAY VP
                                                    CONVERTIBLE--
                                                    INITIAL CLASS
                                     -------------------------------------------
                                       2010      2009      2008    2007    2006
                                     -------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................   $   --    $   --   $    --  $    1  $    1
Units Outstanding..................       --        --        --      --      --
Variable Accumulation Unit Value...   $14.46    $13.06   $ 13.06  $14.05  $12.32
Total Return.......................    10.7%      0.0%     (7.0%)  14.1%    9.6%
Investment Income Ratio............     2.9%      2.2%      1.3%    2.4%    2.5%

SERIES II POLICIES(b)
Net Assets.........................   $  507    $  412   $   268  $  379  $  313
Units Outstanding..................       27        25        24      22      21
Variable Accumulation Unit Value...   $19.06    $16.22   $ 11.13  $17.01  $14.85
Total Return.......................    17.6%     45.7%    (34.6%)  14.6%   10.1%
Investment Income Ratio............     2.9%      2.2%      2.4%    2.4%    2.7%

SERIES III POLICIES(c)
Net Assets.........................   $  307    $  214   $   235  $  242  $  116
Units Outstanding..................       19        15        25      17       9
Variable Accumulation Unit Value...   $16.24    $13.78   $  9.43  $14.38  $12.52
Total Return.......................    17.9%     46.1%    (34.4%)  14.9%   10.4%
Investment Income Ratio............     3.7%      1.9%      2.5%    2.8%    0.9%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------









                                                                             MAINSTAY VP
                         MAINSTAY VP                                       COMMON STOCK--
                       CASH MANAGEMENT                                      INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------------
        2010       2009      2008      2007      2006     2010     2009       2008       2007        2006
      ------------------------------------------------------------------------------------------------------


      $ 12,158  $   9,396  $ 23,233  $ 16,231  $16,157  $ 1,990  $  1,519  $     724    $    596    $    587
         9,223      7,107    17,525    12,468   12,920      153       131         76          40          41
      $   1.32   $   1.32  $   1.33  $   1.30  $  1.25  $ 13.04   $ 11.62    $  9.52    $  15.02    $  14.38
         (0.3%)     (0.2%)     1.8%      4.1%     3.9%    12.3%     22.0%     (36.6%)       4.4%       15.7%
          0.0%       0.1%      2.1%      4.7%     4.8%     1.7%      2.2%       1.3%        1.2%        0.6%


      $    785   $    915  $    681  $    620  $   511  $91,831   $82,332    $67,870    $108,001    $103,462
           679        789       586       544      468    6,014     6,057      6,096       6,155       6,184
      $   1.16   $   1.16  $   1.16  $   1.14  $  1.09  $ 15.27   $ 13.59    $ 11.13    $  17.55    $  16.73
         (0.2%)     (0.2%)     1.9%      4.6%     4.3%    12.3%     22.1%     (36.5%)       4.9%       16.2%
          0.0%         --      2.1%      4.7%     4.5%     1.6%      2.1%       1.5%        1.3%        0.6%


      $123,744   $117,358  $172,479  $118,086  $39,142  $15,628   $12,207    $   416    $    878    $    157
       106,457    100,978   148,926   103,882   36,094    1,248     1,097         46          61          11
      $   1.16   $   1.16  $   1.16  $   1.14  $  1.08  $ 12.53   $ 11.12    $  9.09    $  14.29    $  13.59
          0.0%       0.0%      2.2%      4.8%     4.6%    12.6%     22.4%     (36.4%)       5.1%       16.5%
          0.0%       0.1%      2.1%      4.6%     4.7%     1.8%      2.5%       1.9%        1.3%        1.1%



                         MAINSTAY VP                                         MAINSTAY VP
                       FLOATING RATE--                                      GOVERNMENT--
                        INITIAL CLASS                                       INITIAL CLASS
      ------------------------------------------------  ----------------------------------------------------
        2010       2009      2008      2007      2006     2010     2009       2008       2007        2006
      ------------------------------------------------------------------------------------------------------


      $     --   $     --  $     --  $     --  $    --  $    --  $      5   $      7  $       32  $       31
            --         --        --        --       --       --        --         --           2           2
      $     --   $     --  $     --  $     --  $    --  $ 18.13   $ 17.26    $ 17.03    $  15.57    $  14.69
            --         --        --        --       --     5.0%      1.3%       9.4%        5.9%        3.3%
            --         --        --        --       --     3.2%      3.4%       1.8%        4.9%          --


      $     --   $     --  $     --  $     79  $    --  $    --   $    --    $    --    $     --    $     --
            --         --        --         8       --       --        --         --          --          --
      $  10.39   $   9.97  $   9.97  $   9.98  $    --  $ 11.56   $ 11.14    $ 11.14    $  11.14    $  11.14
          4.2%         --     (0.1%)    (0.2%)      --     3.8%        --         --          --        1.6%
            --         --      5.8%     26.2%       --       --        --         --          --          --


      $    751   $    749  $    380  $    420  $   344  $ 2,195   $ 2,103    $ 1,993    $  1,326    $    433
            62         67        45        39       33      158       160        154         112          39
      $  12.07   $  11.16  $   8.36  $  10.82  $ 10.55  $ 13.86   $ 13.16    $ 12.95    $  11.79    $  11.05
          8.1%      33.6%    (22.8%)     2.6%     5.5%     5.4%      1.6%       9.8%        6.7%        4.1%
          4.0%       3.6%      5.2%      6.4%     6.2%     3.0%      3.7%       3.5%        5.9%        1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                                     GROWTH EQUITY--
                                                      INITIAL CLASS
                                     -----------------------------------------------
                                       2010     2009      2008      2007      2006
                                     -----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   435   $   --    $ 1,072   $   273   $ 8,194
Units Outstanding..................       38       --        120        24       814
Variable Accumulation Unit Value...  $ 11.38   $10.41    $  8.95   $ 11.24   $ 10.07
Total Return.......................     9.3%    16.3%     (20.4%)    11.6%      3.7%
Investment Income Ratio............     0.6%       --         --        --      0.4%

SERIES II POLICIES(b)
Net Assets.........................  $    --   $   --    $    --   $    --   $    --
Units Outstanding..................       --       --         --        --        --
Variable Accumulation Unit Value...  $ 12.10   $11.21    $ 11.21   $ 11.21   $    --
Total Return.......................     7.9%       --         --        --        --
Investment Income Ratio............       --       --         --        --        --

SERIES III POLICIES(c)
Net Assets.........................  $10,896   $5,072    $ 6,410   $19,469   $14,688
Units Outstanding..................      896      468        794     1,474     1,250
Variable Accumulation Unit Value...  $ 12.16   $10.84    $  8.07   $ 13.21   $ 11.75
Total Return.......................    12.2%    34.2%     (38.9%)    12.4%      4.4%
Investment Income Ratio............     0.6%     0.6%       0.5%      0.2%      0.4%







                                                      MAINSTAY VP
                                                    INCOME BUILDER--
                                                     INITIAL CLASS
                                     ---------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ---------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $    472  $  5,508  $ 12,280  $ 2,941
Units Outstanding..................      --        47       677     1,099      281
Variable Accumulation Unit Value...  $11.47    $10.02   $  8.14   $ 11.17   $10.47
Total Return.......................   14.4%     23.1%    (27.2%)     6.8%     8.7%
Investment Income Ratio............      --      0.9%      4.0%      3.1%     0.9%

SERIES II POLICIES(b)
Net Assets.........................  $   --    $   --   $    --   $    --   $   --
Units Outstanding..................      --        --        --        --       --
Variable Accumulation Unit Value...  $   --    $   --   $    --   $    --   $   --
Total Return.......................      --        --        --        --       --
Investment Income Ratio............      --        --        --        --       --

SERIES III POLICIES(c)
Net Assets.........................  $   --    $   --   $    --   $    --   $   --
Units Outstanding..................      --        --        --        --       --
Variable Accumulation Unit Value...  $   --    $   --   $    --   $    --   $   --
Total Return.......................      --        --        --        --       --
Investment Income Ratio............      --        --        --        --       --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                     MAINSTAY VP                                       MAINSTAY VP
             HIGH YIELD CORPORATE BOND--                           ICAP SELECT EQUITY--
                    INITIAL CLASS                                     INITIAL CLASS
-----------------------------------------------------  -------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008    2007    2006
      --------------------------------------------------------------------------------------------



      $    35   $    78   $    92   $   164   $   157  $  1,403  $  3,356  $ 1,536  $  177  $  176
            2         4         7         9         8        98       276      163      12      12
      $ 22.75   $ 20.25   $ 14.22   $ 18.80   $ 18.51  $  14.30  $  12.14  $  9.41  $15.13  $14.26
        12.3%     42.4%    (24.4%)     1.6%     11.2%     17.8%     29.0%   (37.8%)   6.1%   18.5%
         5.3%      7.0%      9.0%      6.4%      0.1%      0.7%      1.6%     1.0%    0.4%    0.2%


      $    76   $   169   $    97   $   250   $   194  $209,925  $179,293  $99,274  $   --  $   --
            4         9         7        14        11    13,376    13,460    9,620      --      --
      $ 20.92   $ 18.61   $ 13.06   $ 17.26   $ 16.91  $  15.69  $  13.32  $ 10.32  $   --  $16.30
        12.4%     42.5%    (24.3%)     2.1%     11.8%     17.8%     29.1%   (36.7%)     --    8.8%
         6.0%      7.9%      7.1%      6.0%      2.5%      0.9%      1.8%     0.8%      --      --


      $24,735   $17,280   $10,566   $14,732   $ 5,915  $ 17,808  $ 11,966  $14,524  $   24  $    5
        1,567     1,233     1,079     1,140       468     1,290     1,024    1,609       2      15
      $ 15.78   $ 14.01   $  9.81   $ 12.92   $ 12.63  $  13.80  $  11.68  $  9.03  $14.47  $13.54
        12.7%     42.8%    (24.1%)     2.3%     12.0%     18.1%     29.4%   (37.6%)   6.9%   19.3%
         6.1%      8.0%      7.7%      7.8%      2.7%      0.9%      1.8%     0.7%    0.4%    0.3%



                        MAINSTAY VP                                    MAINSTAY VP
                   INTERNATIONAL EQUITY--                           LARGE CAP GROWTH--
                       INITIAL CLASS                                  INITIAL CLASS
      -----------------------------------------------  -------------------------------------------
        2010     2009      2008      2007      2006      2010      2009      2008    2007    2006
      --------------------------------------------------------------------------------------------


      $34,441   $33,899   $29,906   $43,580   $67,923  $     85  $     79  $    62  $  111  $   97
        1,910     1,966     2,066     2,228     3,618        11        12       13      14      15
      $ 18.03   $ 17.24   $ 14.49   $ 19.56   $ 18.77  $   7.59  $   6.55  $  4.69  $ 7.70  $ 6.39
         4.6%     19.0%    (25.9%)     4.2%     30.4%     15.8%     39.6%   (39.0%)  20.5%    6.5%
         3.3%      7.2%      1.5%      0.6%      0.3%        --        --     0.1%      --    0.1%


      $   649   $   620   $   841   $ 1,463   $ 1,377  $     --  $     --  $    --  $   --  $   67
           32        32        52        67        66        --        --       --      --       6
      $ 20.30   $ 19.40   $ 16.30   $ 21.98   $ 21.00  $     --  $     --  $    --  $   --  $10.94
         4.6%     19.1%    (25.9%)     4.7%     31.0%        --        --       --   (0.2%)   7.0%
         3.3%      6.0%      1.4%      0.7%      0.4%        --        --       --      --    0.1%


      $21,594   $21,926   $20,138   $29,202   $23,036  $      2  $      2  $    20  $   33  $   28
        1,347     1,435     1,574     1,696     1,404        --        --        2       2       3
      $ 16.03   $ 15.28   $ 12.80   $ 17.22   $ 16.41  $  13.26  $  11.42  $  8.15  $13.32  $10.98
         4.9%     19.4%    (25.7%)     4.9%     31.3%     16.2%     40.0%   (38.8%)  21.3%    7.2%
         3.3%      6.9%      1.6%      0.7%      0.5%        --        --     0.1%    0.0%    0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                   MAINSTAY VP
                                                 MID CAP CORE--
                                                  INITIAL CLASS
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------

SERIES I POLICIES(a)
Net Assets....................   $    --   $    --   $    --   $    --   $    --
Units Outstanding.............        --        --        --        --        --
Variable Accumulation Unit
  Value.......................   $    --   $    --   $    --   $    --   $    --
Total Return..................        --        --        --        --        --
Investment Income Ratio.......        --        --        --        --        --

SERIES II POLICIES(b)
Net Assets....................   $45,841   $37,402   $27,568   $48,265   $46,294
Units Outstanding.............     2,119     2,132     2,146     2,165     2,176
Variable Accumulation Unit
  Value.......................   $ 21.64   $ 17.54   $ 12.84   $ 22.29   $ 21.28
Total Return..................     23.3%     36.6%    (42.4%)     4.8%     14.7%
Investment Income Ratio.......      0.4%      0.6%      0.3%      0.4%        --

SERIES III POLICIES(c)
Net Assets....................   $ 2,511   $ 9,357   $13,165   $23,854   $21,564
Units Outstanding.............       156       717     1,381     1,446     1,372
Variable Accumulation Unit
  Value.......................   $ 16.14   $ 13.05   $  9.53   $ 16.50   $ 15.71
Total Return..................     23.6%     36.9%    (42.2%)     5.0%     15.0%
Investment Income Ratio.......      0.2%      0.1%      0.5%      0.4%        --







                                                   MAINSTAY VP
                                                 S&P 500 INDEX--
                                                  INITIAL CLASS
                                ------------------------------------------------
                                  2010      2009      2008      2007      2006
                                ------------------------------------------------

SERIES I POLICIES(a)
Net Assets....................  $124,781  $113,527   $94,616  $157,310  $131,923
Units Outstanding.............     9,699    10,094    10,602    11,052     9,685
Variable Accumulation Unit
  Value.......................  $  12.87  $  11.25   $  8.93  $  14.23  $  13.62
Total Return..................     14.4%     25.9%    (37.2%)     4.5%     14.6%
Investment Income Ratio.......      1.8%      2.9%      2.4%      1.7%      0.5%

SERIES II POLICIES(b)
Net Assets....................  $    411  $    339   $   404  $    608  $    534
Units Outstanding.............        31        29        44        42        39
Variable Accumulation Unit
  Value.......................  $  13.16  $  11.50   $  9.13  $  14.53  $  13.85
Total Return..................     14.4%     25.9%    (37.2%)     5.0%     15.1%
Investment Income Ratio.......      1.8%      2.4%      2.5%      1.7%      0.7%

SERIES III POLICIES(c)
Net Assets....................  $ 23,527  $ 22,948   $22,919  $ 23,852  $ 22,492
Units Outstanding.............     1,870     2,093     2,639     1,730     1,716
Variable Accumulation Unit
  Value.......................  $  12.58  $  10.97   $  8.69  $  13.79  $  13.10
Total Return..................     14.7%     26.3%    (37.0%)     5.2%     15.4%
Investment Income Ratio.......      1.9%      2.7%      3.7%      1.7%      0.7%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                         MAINSTAY VP                                  MAINSTAY VP
                      MID CAP GROWTH--                              MID CAP VALUE--
                        INITIAL CLASS                                INITIAL CLASS
      ------------------------------------------------  ---------------------------------------
        2010      2009      2008      2007      2006     2010   2009    2008     2007     2006
      -----------------------------------------------------------------------------------------




         $--       $--     $    --   $    --   $   --   $  --  $  --  $    --  $    --  $    --
          --        --          --        --       --      --     --       --       --       --
         $--       $--     $    --   $    --   $   --     $--  $  --  $    --  $    --  $    --
          --        --          --        --       --      --     --       --       --       --
          --        --          --        --       --      --     --       --       --       --


         $--       $--     $    --   $   150   $   --     $--  $  --  $42,576  $63,752  $64,974
          --        --          --        16       --      --     --    4,727    4,769    4,793
         $--       $--     $  9.12   $  9.44   $   --     $--  $  --  $  9.01  $ 13.37  $ 13.56
          --        --       (3.3%)    (5.6%)      --      --     --   (32.6%)   (1.4%)   13.8%
          --        --          --        --       --      --   5.3%     1.7%     1.0%     0.1%


         $--       $--     $ 3,749   $10,832   $9,851     $--  $  --  $   479  $   507  $   221
          --        --         394       630      663      --     --       56       40       17
         $--       $--     $  9.52   $ 17.20   $14.85     $--  $  --  $  8.53  $ 12.63  $ 12.78
          --        --      (44.7%)    15.8%     9.2%      --     --   (32.5%)   (1.1%)   14.0%
          --        --          --        --       --      --   5.7%     1.9%     1.1%     0.1%






                                                          MAINSTAY VP
                         MAINSTAY VP                      U.S. SMALL
                     SMALL CAP GROWTH--                      CAP--
                        INITIAL CLASS                    INITIAL CLASS
      ------------------------------------------------  --------------
        2010      2009      2008      2007      2006     2010    2009
      ----------------------------------------------------------------


         $--       $--     $    --   $   --    $   --   $   --  $   --
          --        --          --       --        --       --      --
         $--       $--     $    --   $   --    $   --   $   --  $   --
          --        --          --       --        --       --      --
          --        --          --       --        --       --      --


         $--       $--     $    --   $   --    $   --   $   --  $   --
          --        --          --       --        --       --      --
         $--       $--     $    --   $   --    $   --   $   --  $   --
          --        --          --       --        --       --      --
          --        --          --       --        --       --      --


         $--       $--     $ 2,316   $4,522    $4,597   $9,370  $1,987
          --        --         344      404       398      716     190
         $--       $--     $  6.72   $11.19    $11.56   $13.09  $10.47
          --        --      (39.9%)   (3.2%)     6.3%    25.0%    4.7%
          --        --          --       --        --     0.1%      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                      ALGER CAPITAL
                                                      APPRECIATION
                                                       PORTFOLIO--
                                                    CLASS I-2 SHARES
                                     ----------------------------------------------
                                       2010      2009      2008      2007     2006
                                     ----------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $     --   $   --    $    --   $   --   $   --
Units Outstanding..................        --       --         --       --       --
Variable Accumulation Unit Value...       $--   $   --    $    --   $   --   $   --
Total Return.......................        --       --         --       --       --
Investment Income Ratio............        --       --         --       --       --

SERIES II POLICIES(b)
Net Assets.........................       $--   $   --    $    --   $   --   $   --
Units Outstanding..................        --       --         --       --       --
Variable Accumulation Unit Value...       $--   $   --    $    --   $   --   $   --
Total Return.......................        --       --         --       --       --
Investment Income Ratio............        --       --         --       --       --

SERIES III POLICIES(c)
Net Assets.........................       $--   $   --    $    13   $   51   $  144
Units Outstanding..................        --       --          1        3       10
Variable Accumulation Unit Value...       $--   $14.23    $ 10.42   $18.99   $14.22
Total Return.......................        --    36.6%     (45.1%)   33.5%    19.3%
Investment Income Ratio............        --       --         --       --       --






                                               ALLIANCEBERNSTEIN
                                               VPS INTERNATIONAL
                                               VALUE PORTFOLIO--
                                                CLASS A SHARES
                                     ------------------------------------
                                      2010     2009      2008      2007
                                     ------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $   --
Units Outstanding..................      --       --         --       --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --
Total Return.......................      --       --         --       --
Investment Income Ratio............      --       --         --       --

SERIES II POLICIES(b)
Net Assets.........................  $   --   $   --    $    --   $   --
Units Outstanding..................      --       --         --       --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --
Total Return.......................      --       --         --       --
Investment Income Ratio............      --       --         --       --

SERIES III POLICIES(c)
Net Assets.........................  $1,072   $1,477    $   804   $  664
Units Outstanding..................     176      253        185       72
Variable Accumulation Unit Value...  $ 6.11   $ 5.84    $  4.34   $ 9.26
Total Return.......................    4.6%    34.7%     (53.2%)   (7.4%)
Investment Income Ratio............    2.8%     1.6%       0.8%       --


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------






                          ALGER                              ALGER
                        SMALL CAP                           SMID CAP
                         GROWTH                              GROWTH
                       PORTFOLIO--                        PORTFOLIO--
                    CLASS I-2 SHARES                    CLASS I-2 SHARES
      --------------------------------------------  -----------------------
       2010    2009     2008      2007      2006     2010    2009     2008
      ---------------------------------------------------------------------

      $   --  $   --   $    --   $   28    $   24   $   --  $   --  $    --
          --      --        --        2         2       --      --       --
      $   --  $   --   $    --   $14.89    $12.79   $   --  $   --  $    --
          --      --    (13.8%)   16.4%     19.2%       --      --       --
          --      --        --       --        --       --      --       --


      $   --  $   --   $    --   $   --    $   --   $   --  $   --  $    --
          --      --        --       --        --       --      --       --
      $   --  $   --   $    --   $   --    $   --   $   --  $   --  $    --
          --      --        --       --        --       --      --       --
          --      --        --       --        --       --      --       --


      $  619  $  834   $   804   $2,255    $1,950   $   67  $   27  $     6
          36      62        86      129       131        7       3        1
      $16.97  $13.54   $  9.31   $17.43    $14.86   $ 9.69  $ 7.84  $  5.37
       25.3%   45.5%    (46.6%)   17.2%     20.1%    23.7%   45.9%   (46.3%)
          --      --        --       --        --       --      --       --





            ALLIANCEBERNSTEIN
              VPS SMALL/MID
                CAP VALUE                         AMERICAN CENTURY(R)
               PORTFOLIO--                            VP VALUE--
              CLASS A SHARES                           CLASS II
      -----------------------------  --------------------------------------------
       2010    2009     2008   2007   2010    2009     2008      2007      2006
      ---------------------------------------------------------------------------

      $   --  $   --  $    --   $--  $   --  $   --   $    --   $   --    $   --
          --      --       --    --      --      --        --       --        --
      $   --  $   --  $    --   $--  $   --  $   --   $    --   $   --    $   --
          --      --       --    --      --      --        --       --        --
          --      --       --    --      --      --        --       --        --


      $   --  $   --  $    --   $--  $  550  $  435   $   317   $  380    $  349

          --      --       --    --      44      39        34       30        26

      $   --  $   --  $    --   $--  $12.56  $11.14   $  9.33   $12.77    $13.52
          --      --       --    --   12.8%   19.4%    (27.0%)   (5.5%)    18.2%
          --      --       --    --    2.1%    5.3%      2.2%     1.4%      1.1%



      $2,267  $1,377  $   114   $--  $  952  $  512   $   224   $  882    $  227
         185     143       17    --      82      50        26       75        18
      $12.24  $ 9.64  $  6.75   $--  $11.57  $10.24   $  8.55   $11.68    $12.34
       26.9%   42.9%   (32.5%)   --   13.0%   19.7%    (26.8%)   (5.3%)    18.5%
        0.4%    0.2%     0.5%    --    2.2%    4.6%      2.4%     1.4%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                   AMERICAN FUNDS
                                                  ASSET ALLOCATION
                                                       FUND--
                                                   CLASS 2 SHARES
                                     -----------------------------------------
                                      2010    2009     2008    2007     2006
                                     -----------------------------------------
SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $     --
Units Outstanding..................      --      --       --      --        --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --       $--
Total Return.......................      --      --       --      --        --
Investment Income Ratio............      --      --       --      --        --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $   --       $--
Units Outstanding..................      --      --       --      --        --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --       $--
Total Return.......................      --      --       --      --        --
Investment Income Ratio............      --      --       --      --        --

SERIES III POLICIES(c)
Net Assets.........................  $  433  $1,029  $   128  $  178       $--
Units Outstanding..................      41     110       17      17        --
Variable Accumulation Unit Value...  $10.53  $ 9.36  $  7.55  $10.71       $--
Total Return.......................   12.5%   24.0%   (29.5%)   7.1%        --
Investment Income Ratio............    1.2%    3.3%     3.4%    2.3%        --






                                                   AMERICAN FUNDS
                                                    GROWTH FUND--
                                                   CLASS 2 SHARES
                                     ------------------------------------------
                                      2010     2009     2008    2007     2006
                                     ------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $    --  $    --  $   --  $     --
Units Outstanding..................      --       --       --      --        --
Variable Accumulation Unit Value...  $   --  $    --  $    --  $   --    $   --
Total Return.......................      --       --       --      --        --
Investment Income Ratio............      --       --       --      --        --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $    --  $    95  $   --    $   --
Units Outstanding..................      --       --       17      --        --
Variable Accumulation Unit Value...  $ 5.47  $  4.97  $  5.68  $   --    $   --
Total Return.......................   10.1%   (12.5%)  (43.2%)     --        --
Investment Income Ratio............      --       --     1.3%      --        --

SERIES III POLICIES(c)
Net Assets.........................  $8,378  $ 6,686  $ 1,083  $1,334    $    5
Units Outstanding..................     808      765      173     119         1
Variable Accumulation Unit Value...  $10.37  $  8.74  $  6.27  $11.19    $ 9.96
Total Return.......................   18.7%    39.4%   (44.0%)  12.3%     (0.4%)
Investment Income Ratio............    0.7%     0.9%     1.1%    1.4%        --


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







      AMERICAN FUNDS              AMERICAN FUNDS
       GLOBAL GROWTH               GLOBAL SMALL
          FUND--              CAPITALIZATION FUND--
      CLASS 1 SHARES              CLASS 2 SHARES
      --------------  -------------------------------------
       2010    2009    2010    2009     2008    2007   2006
      -----------------------------------------------------

      $   --  $   --  $   --  $   --  $    --  $   --   $--
          --      --      --      --       --      --    --
      $   --  $   --  $   --  $   --  $    --  $   --   $--
          --      --      --      --       --      --    --
          --      --      --      --       --      --    --


      $   --  $   --  $   28  $   38  $    46  $   --   $--
          --      --       3       6        9      --    --
      $   --  $   --  $ 8.14  $ 6.67  $  4.88  $   --   $--
          --      --   22.1%   36.5%   (51.2%)     --    --
          --      --    1.6%    0.3%       --      --    --


      $  258  $   --  $  681  $  407  $   120  $  471   $--
          23      --      60      44       21      38    --
      $11.20  $ 9.99  $11.37  $ 9.29  $  5.76  $12.39   $--
       12.0%   (0.1%)  22.4%   61.3%   (53.5%)  23.9%    --
        7.1%      --    1.8%    0.4%       --    2.9%    --






                  AMERICAN FUNDS                         AMERICAN FUNDS
                  GROWTH-INCOME                          INTERNATIONAL
                      FUND--                                 FUND--
                  CLASS 2 SHARES                         CLASS 2 SHARES
      -------------------------------------  -------------------------------------
       2010    2009     2008    2007   2006   2010    2009     2008    2007   2006
      ----------------------------------------------------------------------------

      $   --  $   --  $    --  $   --   $--  $   --  $   --  $    --  $   --   $--
          --      --       --      --    --      --      --       --      --    --
      $   --  $   --  $    --  $   --   $--  $   --  $   --  $    --  $   --   $--
          --      --       --      --    --      --      --       --      --    --
          --      --       --      --    --      --      --       --      --    --



      $   --  $   --  $    --  $   --   $--  $   --  $   --  $    --  $   --   $--
          --      --       --      --    --      --      --       --      --    --
      $   --  $   --  $    --  $   --   $--  $12.44  $11.64  $ 11.64  $11.64   $--
          --      --       --      --    --    6.9%      --       --      --    --
          --      --       --      --    --      --      --       --    0.3%    --



      $  450  $  209  $    48  $   33   $--  $9,766  $8,655  $ 4,075  $1,647   $--
          50      26        8       3    --     925     879      592     138    --
      $ 8.94  $ 8.02  $  6.11  $ 9.84   $--  $10.56  $ 9.85  $  6.88  $11.89   $--
       11.4%   31.2%   (37.8%)  (1.6%)   --    7.2%   43.1%   (42.1%)  18.9%    --
        2.2%    1.8%     2.4%    2.8%    --    2.2%    1.7%     2.6%    2.2%    --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     CALVERT VP
                                                    SRI BALANCED
                                                     PORTFOLIO
                                     -----------------------------------------
                                      2010    2009     2008     2007     2006
                                     -----------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --   $   --   $   --
Units Outstanding..................      --      --       --       --       --
Variable Accumulation Unit Value...  $   --  $   --  $    --   $   --   $12.64
Total Return.......................      --      --       --       --     1.8%
Investment Income Ratio............      --      --       --       --       --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --   $   --   $   --
Units Outstanding..................      --      --       --       --       --
Variable Accumulation Unit Value...  $   --  $   --  $    --   $   --   $   --
Total Return.......................      --      --       --       --       --
Investment Income Ratio............      --      --       --       --       --

SERIES III POLICIES(c)
Net Assets.........................  $   14  $   13  $    10   $   16   $   22
Units Outstanding..................       1       1        1        1        2
Variable Accumulation Unit Value...  $12.27  $10.95  $  8.74   $12.72   $12.38
Total Return.......................   12.1%   25.3%   (31.3%)    2.8%     8.8%
Investment Income Ratio............    1.5%    2.2%     2.6%     2.3%     0.3%







                                                    DREYFUS IP
                                                    TECHNOLOGY
                                                     GROWTH--
                                                  INITIAL SHARES
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $12.51  $ 9.86  $  9.86  $ 9.86  $ 9.86
Total Return.......................   26.9%      --       --      --    0.7%
Investment Income Ratio............      --      --       --      --      --

SERIES III POLICIES(c)
Net Assets.........................  $1,543  $  932  $   531  $  671  $  376
Units Outstanding..................     106      83       75      56      36
Variable Accumulation Unit Value...  $14.52  $11.17  $  7.09  $12.05  $10.50
Total Return.......................   29.9%   57.7%   (41.2%)  14.7%    4.3%
Investment Income Ratio............      --    0.4%       --      --      --



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                                             DELAWARE VIP
                                                         INTERNATIONAL VALUE
                 DAVIS VALUE                               EQUITY SERIES--
                  PORTFOLIO                                 STANDARD CLASS
---------------------------------------------  ---------------------------------------
       2010    2009     2008    2007    2006    2010     2009     2008     2007   2006
--------------------------------------------------------------------------------------


      $   --  $   --  $    --  $   --  $   --  $   --   $  --   $    --   $   --   $--
          --      --       --      --      --      --      --        --       --    --
      $   --  $   --  $    --  $   --  $   --  $   --   $  --   $    --   $   --   $--
          --      --       --      --      --      --      --        --       --    --
          --      --       --      --      --      --      --        --       --    --


      $   --  $   --  $    --  $  151  $  143  $   --   $  --   $    --   $   --   $--
          --      --       --      14      13      --      --        --       --    --
      $11.35  $10.73  $ 10.73  $10.97  $11.31  $   --   $  --   $    --   $   --   $--
        5.8%    0.0%    (2.2%)  (3.0%)  14.7%      --      --        --       --    --
          --      --       --    3.1%    0.6%      --      --        --       --    --


      $1,162  $1,354  $ 1,070  $1,783  $  315  $  936   $   3   $    --   $  403   $--
         111     146      151     150      28     131       1        --       38    --
      $10.47  $ 9.28  $  7.08  $11.86  $11.34  $ 7.17   $6.46   $  6.10   $10.59   $--
       12.8%   31.2%   (40.3%)   4.6%   15.0%   10.9%    6.0%    (42.4%)    5.9%    --
        1.1%    0.9%     0.9%    1.4%    1.1%    4.8%    4.5%      2.4%     2.0%    --




                                                                       DWS
                      DREYFUS VIF                                     DREMAN
                     OPPORTUNISTIC                                SMALL MID CAP
                      SMALL CAP--                                  VALUE VIP--
                    INITIAL SHARES                                CLASS A SHARES
------------------------------------------------------  ---------------------------------
        2010      2009      2008      2007      2006      2010     2009     2008    2007
-----------------------------------------------------------------------------------------


       $   --    $   --    $    --   $    --   $   --    $   --   $   --  $    --  $   --
           --        --         --        --       --        --       --       --      --
       $   --    $   --    $    --   $    --   $   --    $   --   $   --  $    --  $   --
           --        --         --        --       --        --       --       --      --
           --        --         --        --       --        --       --       --      --


       $   --    $   --    $    --   $    --   $   --    $   --   $   --  $    --  $   --
           --        --         --        --       --        --       --       --      --
       $12.54    $10.90    $ 10.90   $ 10.90   $10.90    $   --   $   --  $    --  $   --
        15.0%        --         --        --    (6.5%)       --       --       --      --
           --        --         --        --     0.6%        --       --       --      --


       $   17    $   13    $    11   $    19   $   35    $1,899   $  969  $   861  $1,220
            2         2          2         2        3       192      121      139     131
       $10.36    $ 7.90    $  6.27   $ 10.05   $11.30    $ 9.88   $ 8.03  $  6.19  $ 9.29
        31.1%     26.0%     (37.6%)   (11.1%)    3.7%     23.1%    29.7%   (33.4%)  (7.1%)
         0.7%      1.6%       0.9%      0.7%     0.5%      1.3%     2.4%     1.7%      --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                DWS GLOBAL
                                               OPPORTUNITIES
                                                   VIP--
                                              CLASS A SHARES
                                     --------------------------------
                                      2010     2009      2008    2007
                                     --------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $--
Units Outstanding..................      --       --         --    --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $--
Total Return.......................      --       --         --    --
Investment Income Ratio............      --       --         --    --

SERIES II POLICIES(b)
Net Assets.........................  $   --   $   --    $    --   $--
Units Outstanding..................      --       --         --    --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $--
Total Return.......................      --       --         --    --
Investment Income Ratio............      --       --         --    --

SERIES III POLICIES(c)
Net Assets.........................  $    4   $    2    $    11   $--
Units Outstanding..................      --       --          2    --
Variable Accumulation Unit Value...  $ 9.83   $ 7.76    $  5.24   $--
Total Return.......................   26.6%    48.2%     (47.6%)   --
Investment Income Ratio............    0.4%     2.5%         --    --





                                                    FIDELITY(R) VIP
                                                    EQUITY-INCOME--
                                                     INITIAL CLASS
                                     --------------------------------------------
                                      2010     2009      2008      2007     2006
                                     --------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $    1   $    3    $     3   $   59   $   60
Units Outstanding..................      --       --         --        4        4
Variable Accumulation Unit Value...  $13.51   $11.77    $  9.07   $15.87   $15.74
Total Return.......................   14.8%    29.8%     (42.8%)    0.8%    19.4%
Investment Income Ratio............    0.6%     2.2%       0.8%     1.8%     2.5%

SERIES II POLICIES(b)
Net Assets.........................  $    3   $   13    $     6   $   11   $   --
Units Outstanding..................      --        1          1        1       --
Variable Accumulation Unit Value...  $14.69   $12.79    $  9.85   $17.21   $16.97
Total Return.......................   14.9%    29.9%     (42.8%)    1.4%     8.2%
Investment Income Ratio............    0.7%       --         --       --     2.5%

SERIES III POLICIES(c)
Net Assets.........................  $4,201   $4,221    $ 4,568   $9,198   $8,274
Units Outstanding..................     349      404        570      658      514
Variable Accumulation Unit Value...  $12.02   $10.44    $  8.02   $13.98   $13.77
Total Return.......................   15.1%    30.2%     (42.7%)    1.5%    20.2%
Investment Income Ratio............    1.9%     2.0%       2.5%     2.0%     3.5%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                          DWS                                   FIDELITY(R) VIP
                 SMALL CAP INDEX VIP--                          CONTRAFUND(R)--
                    CLASS A SHARES                               INITIAL CLASS
      ------------------------------------------  -------------------------------------------
       2010     2009     2008     2007     2006     2010     2009     2008     2007     2006
      ---------------------------------------------------------------------------------------


      $   --  $    --  $    --  $    --  $    --  $   156  $   153  $   121  $   306  $   263
          --       --       --       --       --        7        8        9       13       13
      $   --  $    --  $    --  $    --  $    --  $ 21.03  $ 18.00  $ 13.30  $ 23.22  $ 19.88
          --       --       --       --       --    16.9%    35.3%   (42.7%)   16.8%    10.9%
          --       --       --       --       --     1.2%     1.4%     0.9%     1.0%     1.5%


      $   --  $    --  $    75  $   113  $   102  $ 1,152  $ 1,003  $ 1,011  $ 1,790  $ 1,227
          --       --        8        8        7       61       62       85       86       69
      $10.86  $  9.66  $  9.55  $ 14.53  $ 14.85  $ 18.81  $ 16.09  $ 11.88  $ 20.73  $ 17.67
       12.5%     1.1%   (34.3%)   (2.1%)   17.2%    16.9%    35.4%   (42.7%)   17.3%    11.4%
          --     6.4%     1.6%     0.8%     0.6%     1.3%     1.4%     1.0%     1.1%     1.2%


      $9,215  $14,482  $ 9,454  $14,260  $24,980  $25,353  $22,805  $16,770  $19,399  $11,897
         648    1,287    1,065    1,057    1,816    1,629    1,718    1,716    1,140      822
      $14.22  $ 11.25  $  8.89  $ 13.49  $ 13.75  $ 15.56  $ 13.28  $  9.78  $ 17.02  $ 14.47
       26.4%    26.6%   (34.1%)   (1.9%)   17.5%    17.2%    35.7%   (42.5%)   17.6%    11.7%
        0.7%     1.7%     1.6%     0.9%     0.4%     1.3%     1.4%     1.2%     1.1%     1.5%




                       FIDELITY(R) VIP                                   FIDELITY(R) VIP
                        FREEDOM 2010                                       FREEDOM 2020
                         PORTFOLIO--                                       PORTFOLIO--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  -------------------------------------------------
        2010      2009      2008      2007      2006      2010      2009       2008       2007      2006
      ---------------------------------------------------------------------------------------------------


       $   --    $   --    $    --   $   --    $   --   $     --  $     --  $       --  $     --  $    --
           --        --         --       --        --         --        --          --        --       --
       $   --    $   --    $    --   $   --    $   --     $   --    $   --     $    --    $   --   $   --
           --        --         --       --        --         --        --          --        --       --
           --        --         --       --        --         --        --          --        --       --


       $   --    $   --    $    --   $   31    $   --     $    5    $   22     $    11    $   18   $   --
           --        --         --        3        --         --         2           2         2       --
       $10.96    $10.20    $ 10.20   $10.25    $   --     $10.84    $ 9.49     $  7.38    $10.98   $   --
         7.4%        --      (0.4%)    2.5%        --      14.2%     28.7%      (32.8%)     9.8%       --
           --        --         --    14.8%        --       0.5%      3.5%        3.2%      2.5%       --


       $1,814    $1,209    $ 1,049   $  340    $  180     $7,120    $5,111     $ 3,127    $  931   $  177
          144       108        117       28        16        580       477         376        75       16
       $12.59    $11.14    $  8.97   $11.96    $11.01     $12.27    $10.72     $  8.31    $12.33   $11.19
        13.0%     24.3%     (25.1%)    8.7%      9.8%      14.5%     29.0%      (32.6%)    10.2%    12.0%
         3.4%      4.2%       4.5%     2.3%      1.8%       2.4%      4.1%        4.7%      3.8%     1.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                                                    FIDELI-
                                                                                   TY(R) VIP
                                                                                    FREEDOM
                                                                                      2040
                                                    FIDELITY(R) VIP                 PORTFO-
                                                     FREEDOM 2030                    LIO--
                                                      PORTFOLIO--                   INITIAL
                                                     INITIAL CLASS                   SHARES
                                     --------------------------------------------  ---------
                                      2010    2009     2008      2007      2006       2010
                                     -------------------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --   $    --   $   --    $   --     $   --
Units Outstanding..................      --      --        --       --        --         --
Variable Accumulation Unit Value...  $   --  $   --   $    --   $   --    $   --     $   --
Total Return.......................      --      --        --       --        --         --
Investment Income Ratio............      --      --        --       --        --         --


SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --   $    --   $   --    $   --     $   --
Units Outstanding..................      --      --        --       --        --         --
Variable Accumulation Unit Value...  $   --  $   --   $    --   $   --    $   --     $   --
Total Return.......................      --      --        --       --        --         --
Investment Income Ratio............      --      --        --       --        --         --


SERIES III POLICIES(c)
Net Assets.........................  $4,422  $4,089   $ 1,872   $  644    $  230     $    7
Units Outstanding..................     380     408       246       52        21          1
Variable Accumulation Unit Value...  $11.64  $10.03   $  7.61   $12.29    $11.04     $11.95
Total Return.......................   16.1%   31.7%    (38.0%)   11.4%     10.4%      19.5%
Investment Income Ratio............    2.0%    2.7%      4.2%     1.8%      4.1%       0.1%







                                                 FIDELITY(R) VIP
                                             INVESTMENT GRADE BOND--
                                                  INITIAL CLASS
                                     --------------------------------------
                                      2010    2009    2008    2007    2006
                                     --------------------------------------
SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $   --  $   --  $   --
Units Outstanding..................      --      --      --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $   --  $   --  $   --
Total Return.......................      --      --      --      --      --
Investment Income Ratio............      --      --      --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $1,458  $1,301  $1,904  $2,001  $1,653
Units Outstanding..................      93      89     151     153     131
Variable Accumulation Unit Value...  $15.70  $14.60  $12.65  $13.11  $12.59
Total Return.......................    7.5%   15.4%   (3.5%)   4.1%    4.1%
Investment Income Ratio............    3.7%   10.3%    4.2%    4.1%    3.4%

SERIES III POLICIES(c)
Net Assets.........................  $9,453  $7,987  $5,070  $4,516  $2,444
Units Outstanding..................     678     619     456     392     221
Variable Accumulation Unit Value...  $13.90  $12.90  $11.14  $11.52  $11.04
Total Return.......................    7.8%   15.7%   (3.2%)   4.3%    4.3%
Investment Income Ratio............    3.7%    8.3%    3.9%    3.7%    2.8%



Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                       FIDELITY(R) VIP                                 FIDELITY(R) VIP
                          GROWTH--                                       INDEX 500--
                        INITIAL CLASS                                   INITIAL CLASS
      ------------------------------------------------  --------------------------------------------
        2010      2009      2008      2007      2006      2010      2009     2008     2007     2006
      ----------------------------------------------------------------------------------------------


       $   --    $   --    $    --   $   --    $   --    $    --  $    --  $    --  $    --  $    --
           --        --         --       --        --         --       --       --       --       --
       $   --    $   --    $    --   $   --    $   --    $    --  $    --  $    --  $    --  $    --
           --        --         --       --        --         --       --       --       --       --
           --        --         --       --        --         --       --       --       --       --


       $   15    $   59    $    46   $  244    $   71    $   162  $   143  $   247  $   336  $ 1,519
            1         6          6       16         6         10       11       23       20       94
       $12.35    $ 9.97    $  7.79   $14.79    $11.67    $ 15.40  $ 13.42  $ 10.63  $ 16.91  $ 16.08
        23.9%     28.0%     (47.3%)   26.6%      6.6%      14.7%    26.3%   (37.2%)    5.2%    15.4%
         0.1%      0.5%       0.5%     0.8%      0.6%       2.0%     2.2%     2.6%     3.1%     1.3%


       $  943    $  775    $ 1,720   $3,823    $2,568    $43,498  $33,360  $24,421  $32,904  $26,736
           78        80        230      268       229      3,447    3,042    2,817    2,392    2,049
       $11.98    $ 9.65    $  7.52   $14.23    $11.21    $ 12.62  $ 10.97  $  8.67  $ 13.75  $ 13.04
        24.2%     28.3%     (47.2%)   27.0%      6.9%      15.0%    26.6%   (37.0%)    5.4%    15.7%
         0.3%      0.4%       0.8%     0.8%      0.6%       2.1%     2.7%     2.3%     3.5%     1.3%





                      FIDELITY(R) VIP                 FIDELITY(R) VIP
                         MID-CAP--                     MONEY MARKET--
                       INITIAL CLASS                   INITIAL CLASS
      ----------------------------------------------  ---------------
        2010     2009     2008      2007      2006      2010    2009
      ---------------------------------------------------------------


      $    --  $    --   $    --   $    --   $    --  $    --  $   --
           --       --        --        --        --       --      --
      $    --  $    --   $    --   $    --   $    --  $    --  $   --
           --       --        --        --        --       --      --
           --       --        --        --        --       --      --



      $   891  $   669   $   468   $ 1,152   $ 1,196  $    --  $   --
           36       35        34        51        61       --      --
      $ 24.70  $ 19.22   $ 13.76   $ 22.77   $ 19.74  $    --  $   --

        28.5%    39.7%    (39.6%)    15.3%     12.4%       --      --
         0.4%     0.7%      0.5%      0.9%      0.3%       --      --


      $33,624  $20,074   $13,908   $22,201   $17,242  $17,051  $8,630
        1,721    1,324     1,284     1,242     1,115    1,698     862
      $ 19.54  $ 15.16   $ 10.82   $ 17.87   $ 15.46  $ 10.04  $10.02
        28.8%    40.1%    (39.4%)    15.6%     12.7%     0.2%    0.2%
         0.4%     0.7%      0.5%      0.9%      0.3%     0.2%    0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                  FIDELITY(R) VIP
                                                     OVERSEAS--
                                                   INITIAL CLASS
                                     -----------------------------------------
                                      2010    2009     2008     2007     2006
                                     -----------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $    --  $    --
Units Outstanding..................      --      --       --       --       --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $    --  $    --
Total Return.......................      --      --       --       --       --
Investment Income Ratio............      --      --       --       --       --

SERIES II POLICIES(b)
Net Assets.........................  $   84  $   35  $   147  $   156  $    --
Units Outstanding..................       8       4       17       10       --
Variable Accumulation Unit Value...  $11.02  $ 9.76  $  8.74  $ 15.59  $ 15.82
Total Return.......................   12.8%   11.7%   (43.9%)   (1.5%)    8.9%
Investment Income Ratio............    2.1%    1.9%     3.6%     7.7%     1.4%

SERIES III POLICIES(c)
Net Assets.........................  $9,470  $9,096  $ 7,991  $13,500  $14,042
Units Outstanding..................     682     741      824      783      955
Variable Accumulation Unit Value...  $13.87  $12.26  $  9.69  $ 17.25  $ 14.70
Total Return.......................   13.1%   26.5%   (43.8%)   17.3%    18.1%
Investment Income Ratio............    1.4%    2.2%     2.6%     3.0%     0.4%






                                                   INVESCO V.I. GLOBAL
                                                   REAL ESTATE FUND--
                                                     SERIES I SHARES
                                     ----------------------------------------------
                                      2010     2009      2008      2007      2006
                                     ----------------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --   $   --    $    --   $   --    $   --
Units Outstanding..................      --       --         --       --        --
Variable Accumulation Unit Value...  $   --   $   --    $    --   $   --    $   --
Total Return.......................      --       --         --       --        --
Investment Income Ratio............      --       --         --       --        --

SERIES II POLICIES(b)
Net Assets.........................  $   70   $  105    $    67   $   16    $   75
Units Outstanding..................       8       14         12        2         7
Variable Accumulation Unit Value...  $ 8.85   $ 7.55    $  5.75   $10.42    $11.06
Total Return.......................   17.2%    31.2%     (44.8%)   (5.8%)    10.6%
Investment Income Ratio............    4.1%       --      12.8%     1.0%      8.0%

SERIES III POLICIES(c)
Net Assets.........................  $2,288   $1,020    $   655   $1,197    $5,505
Units Outstanding..................     229      120        101      102       445
Variable Accumulation Unit Value...  $10.01   $ 8.52    $  6.48   $11.70    $12.38
Total Return.......................   17.5%    31.5%     (44.6%)   (5.5%)    23.8%
Investment Income Ratio............    5.0%       --       7.1%     2.3%      4.0%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                FIDELITY(R) VIP                         FIDELITY(R) VIP
                VALUE LEADERS--                        VALUE STRATEGIES--
                 INITIAL CLASS                          SERVICE CLASS 2
      ----------------------------------  -------------------------------------------
       2010    2009     2008      2007     2010     2009      2008    2007     2006
      -------------------------------------------------------------------------------


      $   --  $   --   $   --    $   --   $   --   $   --   $    --  $   --   $   --
          --      --       --        --       --       --        --      --       --
      $   --  $   --   $   --       $--   $   --   $   --   $    --  $   --   $   --
          --      --       --        --       --       --        --      --       --
          --      --       --        --       --       --        --      --       --


      $   --  $   --   $   --       $--   $   --   $   --   $    --  $   --   $   --
          --      --       --        --       --       --        --      --       --
      $   --  $   --   $   --       $--   $   --   $   --   $    --  $   --   $   --
          --      --       --        --       --       --        --      --       --
          --      --       --        --       --       --        --      --       --


      $    5  $   22   $   --       $--   $  327   $  181   $   187  $  432   $  255
          --       2       --        --       23       16        26      29       18
      $14.02  $12.75   $ 9.96       $--   $14.40   $11.40   $  7.25  $14.89   $14.12
       10.0%   27.9%    (0.4%)       --    26.3%    57.2%    (51.3%)   5.4%    16.0%
        1.4%    2.9%     2.4%        --     0.4%     0.4%      0.5%    0.7%     0.3%





                       INVESCO V.I.                      INVESCO V.I.
                       INTERNATIONAL                        MID CAP
                       GROWTH FUND--                  CORE EQUITY FUND--
                      SERIES I SHARES                   SERIES I SHARES
      ----------------------------------------------  ------------------
       2010    2009     2008      2007       2006            2010
      ------------------------------------------------------------------


      $   --  $   --   $    --   $   --     $    --         $   --
          --      --        --       --          --             --
      $   --  $   --   $    --   $   --     $    --         $   --
          --      --        --       --         --              --
          --      --        --       --         --
          --


      $   --  $   --   $    --   $   --     $    --         $   --
          --      --        --       --         --              --
      $   --  $   --   $    --   $   --     $    --         $   --
          --      --        --       --         --              --
          --      --        --       --         --
          --


      $8,318  $5,666   $ 3,366   $4,552     $    30         $   99
         677     520       418      337          3               9
      $12.29  $10.89   $  8.05   $13.50     $ 11.77         $10.87
       12.9%   35.2%    (40.4%)   14.7%      16.7%            8.7%
        2.6%    1.7%      0.6%       --       2.3%            0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                       INVESCO VAN
                                       KAMPEN V.I.
                                         MID CAP
                                      VALUE FUND--                    JANUS ASPEN
                                        SERIES I                 BALANCED PORTFOLIO--
                                         SHARES                  INSTITUTIONAL SHARES
                                     --------------  --------------------------------------------
                                      2010    2009     2010    2009     2008     2007      2006
                                     ------------------------------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $10,229  $9,772  $ 8,303   $10,243   $9,579
Units Outstanding..................      --      --      442     456      486       503      517
Variable Accumulation Unit Value...  $   --  $   --  $ 23.15  $21.42  $ 17.07   $ 20.35   $18.54
Total Return.......................      --      --     8.1%   25.5%   (16.1%)     9.8%     9.9%
Investment Income Ratio............      --      --     2.9%    3.0%     2.7%      2.6%     2.1%

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $ 1,773  $1,728  $ 1,796   $ 1,994   $1,623
Units Outstanding..................      --      --      103     109      142       133      119
Variable Accumulation Unit Value...  $   --  $   --  $ 17.15  $15.86  $ 12.63   $ 15.04   $13.64
Total Return.......................      --      --     8.1%   25.6%   (16.0%)    10.3%    10.4%
Investment Income Ratio............      --      --     2.8%    2.8%     2.8%      2.6%     2.3%

SERIES III POLICIES(c)
Net Assets.........................  $1,152  $  147  $ 7,339  $5,014  $ 4,622   $ 4,650   $1,928
Units Outstanding..................      56       9      455     337      391       331      152
Variable Accumulation Unit Value...  $20.48  $16.75  $ 16.11  $14.87  $ 11.81   $ 14.03   $12.69
Total Return.......................   22.2%   67.5%     8.4%   25.9%   (15.8%)    10.5%    10.7%
Investment Income Ratio............    0.5%    1.4%     2.9%    2.7%     2.8%      2.7%     2.2%





                                                   JANUS ASPEN
                                              WORLDWIDE PORTFOLIO--
                                               INSTITUTIONAL SHARES
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------


SERIES I POLICIES(a)
Net Assets.........................  $  165  $  172  $   158  $  296  $  276
Units Outstanding..................      13      16       20      20      21
Variable Accumulation Unit Value...  $12.72  $11.02  $  8.02  $14.55  $13.37
Total Return.......................   15.5%   37.3%   (44.8%)   8.9%   17.4%
Investment Income Ratio............    0.6%    1.4%     1.2%    0.8%    1.7%

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $11.35  $10.53  $ 10.53  $10.53  $10.53
Total Return.......................    7.8%      --       --      --   (2.4%)
Investment Income Ratio............      --      --       --      --    2.2%

SERIES III POLICIES(c)
Net Assets.........................  $  586  $1,095  $   370  $  749  $  599
Units Outstanding..................      50     108       50      56      49
Variable Accumulation Unit Value...  $11.79  $10.18  $  7.39  $13.36  $12.18
Total Return.......................   15.8%   37.7%   (44.7%)   9.6%   18.2%
Investment Income Ratio............    0.6%    1.8%     1.2%    0.8%    2.0%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------








                    JANUS ASPEN                               JANUS ASPEN
               ENTERPRISE PORTFOLIO--                      FORTY PORTFOLIO--
                INSTITUTIONAL SHARES                     INSTITUTIONAL SHARES
      ---------------------------------------  ----------------------------------------
       2010    2009     2008    2007    2006     2010    2009     2008    2007    2006
      ---------------------------------------------------------------------------------


      $   --  $   --  $    --  $   --  $   --  $    --  $   --  $    --  $   --  $   --
          --      --       --      --      --       --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --  $    --  $   --  $    --  $   --  $   --
          --      --       --      --      --       --      --       --      --      --
          --      --       --      --      --       --      --       --      --      --


      $   --  $   --  $    --  $   --  $   --  $    --  $   --  $    --  $   --  $   --
          --      --       --      --      --       --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --  $    --  $   --  $    --  $   --  $   --
          --      --       --      --      --       --      --       --      --      --
          --      --       --      --      --       --      --       --      --      --


      $6,722  $7,103  $ 5,755  $7,998  $5,191  $10,123  $6,695  $ 5,270  $7,521  $4,077
         376     500      586     458     363      756     534      615     490     364
      $17.89  $14.22  $  9.82  $17.44  $14.29  $ 13.38  $12.53  $  8.56  $15.33  $11.19
       25.8%   44.8%   (43.7%)  22.0%   13.6%     6.7%   46.3%   (44.1%)  37.0%    9.3%
        0.1%      --     0.3%    0.2%      --     0.4%    0.0%     0.1%    0.4%    0.5%




                                                              LORD ABBETT
                 LAZARD RETIREMENT                           SERIES FUND--
          INTERNATIONAL EQUITY PORTFOLIO--                   MID-CAP VALUE
                   SERVICE SHARES                              PORTFOLIO
      ---------------------------------------  -----------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008     2007     2006
      ----------------------------------------------------------------------------------


      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $    --  $    --  $    --
          --      --       --      --      --      --      --       --       --       --
      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $    --  $    --  $    --
          --      --       --      --      --      --      --       --       --       --
          --      --       --      --      --      --      --       --       --       --


      $  122  $  178  $   130  $   --  $   --  $   38  $   31  $   123  $   188  $   166
          12      19       17      --      --       2       2       11       10        9
      $ 9.99  $ 9.38  $  7.75  $10.55  $   --  $17.30  $13.83  $ 10.95  $ 18.10  $ 18.03
        6.5%   21.2%   (26.6%)   5.5%      --   25.1%   26.3%   (39.5%)    0.3%    12.0%
        1.1%    2.8%     3.2%    2.1%      --    0.4%    0.2%     1.4%     0.5%     0.1%


      $3,623  $2,740  $ 1,599  $3,086  $2,291  $5,613  $4,235  $ 4,685  $13,379  $11,906
         301     243      172     209     172     412     390      548      945      846
      $12.05  $11.29  $  9.30  $14.76  $13.32  $13.63  $10.87  $  8.58  $ 14.15  $ 14.07
        6.7%   21.5%   (37.0%)  10.8%   22.5%   25.4%   26.6%   (39.4%)    0.6%    12.2%
        1.5%    3.1%     1.0%    2.7%    1.4%    0.5%    0.5%     1.1%     0.5%     0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                                LVIP BARON GROWTH
                                               OPPORTUNITIES FUND--
                                                  SERVICE CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------
SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   60  $   34  $    96  $  144  $   71
Units Outstanding..................       6       4       15      13       7
Variable Accumulation Unit Value...  $ 9.68  $ 7.68  $  6.60  $10.86  $10.53
Total Return.......................   26.1%   16.4%   (39.3%)   3.1%    5.3%
Investment Income Ratio............      --      --       --      --      --

SERIES III POLICIES(c)
Net Assets.........................  $3,625  $2,559  $ 1,885  $2,685  $  788
Units Outstanding..................     284     253      258     224      68
Variable Accumulation Unit Value...  $12.76  $10.09  $  7.30  $11.99  $11.59
Total Return.......................   26.4%   38.3%   (39.1%)   3.4%   15.5%
Investment Income Ratio............      --      --       --      --      --





                                                      MFS(R)
                                                UTILITIES SERIES--
                                                  INITIAL CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------
SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   71  $  119  $    73  $   28  $   --
Units Outstanding..................       4       8        7       2      --
Variable Accumulation Unit Value...  $16.36  $14.41  $ 10.85  $17.45  $13.64
Total Return.......................   13.5%   32.9%   (37.8%)  27.9%    5.6%
Investment Income Ratio............    3.7%    4.7%     0.6%    1.3%    4.3%

SERIES III POLICIES(c)
Net Assets.........................  $1,910  $1,632  $   973  $1,258  $  621
Units Outstanding..................     105     102       81      65      41
Variable Accumulation Unit Value...  $18.22  $16.01  $ 12.02  $19.28  $15.08
Total Return.......................   13.8%   33.2%   (37.7%)  27.9%   31.3%
Investment Income Ratio............    2.9%    4.4%     1.5%    0.8%    0.4%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                  MFS(R) INVESTORS                              MFS(R)
                   TRUST SERIES--                       NEW DISCOVERY SERIES--
                   INITIAL CLASS                            INITIAL CLASS
      ---------------------------------------  ---------------------------------------
       2010    2009     2008    2007    2006    2010    2009     2008    2007    2006
      --------------------------------------------------------------------------------

      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --      --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --      --      --       --      --      --
          --      --       --      --      --      --      --       --      --      --


      $   88  $   81  $   137  $  210  $  194  $   --  $   --  $    --  $   --  $   --
           5       6       12      12      12      --      --       --      --      --
      $16.00  $14.44  $ 11.41  $17.09  $15.54  $   --  $   --  $    --  $   --  $   --
       10.8%   26.6%   (33.2%)  10.0%   12.7%      --      --       --      --      --
        1.2%    2.6%     0.8%    0.8%    0.5%      --      --       --      --      --


      $   --  $   --  $    --  $   --  $   --  $   10  $    8  $     5  $    9  $   15
          --      --       --      --      --       1       1        1       1       1
      $   --  $   --  $    --  $   --  $   --  $16.39  $12.02  $  7.37  $12.14  $11.84
          --      --       --      --      --   36.3%   63.2%   (39.3%)   2.5%   13.2%
          --      --       --      --      --      --      --       --      --      --




          MFS(R)                NEUBERGER                 OPPENHEIMER CAPITAL
          VALUES           BERMAN AMT PARTNERS               APPRECIATION
         SERIES--              PORTFOLIO--                    FUND/VA--
       INITIAL CLASS          CLASS I SHARES              NON-SERVICES SHARES
      --------------  -----------------------------  ----------------------------
       2010    2009    2010    2009     2008   2007   2010   2009     2008   2007
      ---------------------------------------------------------------------------

      $   --  $   --  $   --  $   --  $    --   $--  $  --  $   --  $    --   $--
          --      --      --      --       --    --     --      --       --    --
      $   --  $   --  $   --  $   --  $    --   $--  $  --  $   --  $    --   $--
          --      --      --      --       --    --     --      --       --    --
          --      --      --      --       --    --
          --      --      --      --


      $   --  $   --  $   --  $   --  $    --   $--  $  --  $   --  $    --   $--
          --      --      --      --       --    --     --      --       --    --
      $   --  $   --  $   --  $   --  $    --   $--  $  --  $   --  $    --   $--
          --      --      --      --       --    --     --      --       --    --
          --      --      --      --       --    --     --      --       --    --


      $4,499  $2,198  $  348  $  606  $   288   $--  $  81  $   37  $     1   $--
         337     184      38      77       57    --      8       4       --    --
      $13.33  $11.95  $ 9.15  $ 7.91  $  5.07   $--  $9.65  $ 8.82  $  6.10   $--
       11.5%   19.5%   15.7%   56.1%   (49.3%)   --   9.4%   44.5%   (39.0%)   --
        1.5%    1.2%    0.5%    2.8%     1.0%    --   0.0%    0.2%       --    --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                                            PIMCO GLOBAL
                                                  OPPENHEIMER                   BOND
                                                   CORE BOND                (UNHEDGED)--
                                                   FUND/VA--               ADMINISTRATIVE
                                              NON-SERVICE SHARES            CLASS SHARES
                                     ------------------------------------  --------------
                                       2010     2009     2008      2007     2010    2009
                                     ----------------------------------------------------
SERIES I POLICIES(a)
Net Assets.........................   $   --   $  --    $    --     $--    $   --  $   --
Units Outstanding..................       --      --         --      --        --      --
Variable Accumulation Unit Value...   $   --   $  --    $    --     $--    $   --  $   --
Total Return.......................       --      --         --      --        --      --
Investment Income Ratio............       --      --         --      --        --      --

SERIES II POLICIES(b)
Net Assets.........................   $   --   $  --    $    --     $--    $   --  $   --
Units Outstanding..................       --      --         --      --        --      --
Variable Accumulation Unit Value...   $   --   $  --    $    --     $--    $   --  $   --
Total Return.......................       --      --         --      --        --      --
Investment Income Ratio............       --      --         --      --        --      --

SERIES III POLICIES(c)
Net Assets.........................   $    1   $   1    $     1     $--    $  721  $   85
Units Outstanding..................       --      --         --      --        57       8
Variable Accumulation Unit Value...   $ 9.13   $8.12    $  7.44     $--    $12.63  $11.31
Total Return.......................    12.4%    9.0%     (25.6%)     --     11.7%   13.1%
Investment Income Ratio............     1.6%      --         --      --      2.6%    3.0%






                                                       PIMCO
                                                   REAL RETURN--
                                            ADMINISTRATIVE CLASS SHARES
                                     ----------------------------------------
                                       2010     2009    2008    2007    2006
                                     ----------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $    --  $    --  $   --  $   --  $   --
Units Outstanding..................       --       --      --      --      --
Variable Accumulation Unit Value...  $    --  $    --  $   --  $   --  $   --
Total Return.......................       --       --      --      --      --
Investment Income Ratio............       --       --      --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $    25  $    55  $    2  $  103  $   90
Units Outstanding..................        2        4      --       9       9
Variable Accumulation Unit Value...  $ 13.51  $ 12.53  $10.61  $11.50  $10.42
Total Return.......................     7.8%    18.1%   (7.8%)  10.4%    0.5%
Investment Income Ratio............     1.5%     3.7%    3.8%    4.7%    4.2%

SERIES III POLICIES(c)
Net Assets.........................  $10,315  $11,006  $5,606  $4,776  $2,622
Units Outstanding..................      749      864     520     412     250
Variable Accumulation Unit Value...  $ 13.72  $ 12.69  $10.72  $11.59  $10.48
Total Return.......................     8.1%    18.4%   (7.5%)  10.7%    0.7%
Investment Income Ratio............     1.4%     3.0%    3.5%    4.6%    4.2%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                                       PIMCO
           PIMCO                     LONG-TERM
       HIGH YIELD--              U.S. GOVERNMENT--                             PIMCO
      ADMINISTRATIVE              ADMINISTRATIVE                           LOW DURATION--
       CLASS SHARES                CLASS SHARES                     ADMINISTRATIVE CLASS SHARES
      --------------  --------------------------------------  ---------------------------------------
           2010        2010    2009    2008    2007    2006    2010    2009     2008    2007    2006
      -----------------------------------------------------------------------------------------------


          $   --      $   --  $   --  $   --  $   --  $   --  $   --  $   --  $    --  $   --  $   --
              --          --      --      --      --      --      --      --       --      --      --
          $   --      $   --  $   --  $   --  $   --  $   --  $   --  $   --  $    --  $   --  $   --
              --          --      --      --      --      --      --      --       --      --      --
              --          --      --      --      --      --
              --          --      --      --      --


          $   --      $   --  $   --  $   --  $   --  $   --  $   --  $   --  $    --  $   --  $   --
              --          --      --      --      --      --      --      --       --      --      --
          $   --      $   --  $   --  $   --  $   --  $   --  $10.41  $10.12  $ 10.12  $10.12  $10.12
              --          --      --      --      --      --    2.9%      --       --      --    0.5%
              --          --      --      --      --      --
              --          --      --      --    3.9%


          $   --      $  135  $  108  $  100  $   43  $  579  $2,025  $1,892  $ 1,318  $  415  $  264
              --           9       8       7       4      54     151     148      117      37      25
          $10.94      $14.91  $13.35  $13.97  $11.91  $10.64  $13.45  $12.77  $ 11.27  $11.31  $10.54
            9.4%       11.7%   (4.4%)  17.3%   11.9%      --    5.3%   13.3%    (0.4%)   7.4%    4.3%
           33.9%        3.6%    3.7%    3.8%      --    4.0%    1.6%    3.5%     4.0%    4.8%    4.1%






                         PIMCO                                      ROYCE
                     TOTAL RETURN--                         MICRO-CAP PORTFOLIO--
              ADMINISTRATIVE CLASS SHARES                      INVESTMENT CLASS
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $    --  $    --  $    --  $    --  $    --  $   --  $   --  $    --  $   --  $   --
           --       --       --       --       --      --      --       --      --      --
      $    --  $    --  $    --  $    --  $    --  $   --  $   --  $    --  $   --  $   --
           --       --       --       --       --      --      --       --      --      --
           --       --       --       --       --      --      --       --      --      --


      $    74  $   110  $    --  $    --  $    69  $   62  $   48  $    31  $  338  $  405
            6        9       --       --        7       4       4        4      22      27
      $ 12.98  $ 12.03  $ 10.65  $ 10.65  $ 10.56  $17.78  $13.71  $  8.70  $15.37  $14.82
         7.8%    13.0%       --     0.9%     3.6%   29.6%   57.6%   (43.4%)   3.7%   20.9%
         2.4%     5.2%       --     4.7%     4.4%    2.0%      --     0.9%    1.3%    0.3%


      $44,048  $39,016  $29,834  $24,413  $14,366  $7,509  $2,238  $ 1,567  $3,369  $1,722
        2,847    2,727    2,377    2,039    1,305     416     161      178     218     116
      $ 15.48  $ 14.31  $ 12.55  $ 11.97  $ 11.01  $18.05  $13.89  $  8.79  $15.49  $14.90
         8.1%    14.1%     4.8%     8.8%     3.8%   30.0%   58.0%   (43.3%)   4.0%   21.2%
         2.4%     5.2%     4.4%     4.7%     4.3%    2.4%      --     2.8%    1.7%    0.3%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      ROYCE
                                              SMALL-CAP PORTFOLIO--
                                                 INVESTMENT CLASS
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $11.67  $10.50  $ 10.50  $10.50  $10.50
Total Return.......................   11.1%      --       --      --    5.0%
Investment Income Ratio............      --      --       --      --      --

SERIES III POLICIES(c)
Net Assets.........................  $8,634  $7,162  $ 5,087  $3,797  $1,546
Units Outstanding..................     634     634      609     331     132
Variable Accumulation Unit Value...  $13.61  $11.29  $  8.35  $11.47  $11.72
Total Return.......................   20.5%   35.2%   (27.2%)  (2.1%)  15.4%
Investment Income Ratio............    0.1%      --     1.0%    0.1%    0.1%






                                                  T. ROWE PRICE
                                                    INDEX 500
                                                    PORTFOLIO
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES III POLICIES(c)
Net Assets.........................  $  214  $  393  $   373  $  442  $  347
Units Outstanding..................      18      39       46      34      28
Variable Accumulation Unit Value...  $11.60  $10.13  $  8.03  $12.82  $12.20
Total Return.......................   14.6%   26.1%   (37.4%)   5.1%   15.4%
Investment Income Ratio............    1.7%    1.9%     2.1%    1.7%    2.4%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                    T. ROWE PRICE                              T. ROWE PRICE
                  BLUE CHIP GROWTH                             EQUITY INCOME
                      PORTFOLIO                                  PORTFOLIO
      ----------------------------------------  -------------------------------------------
        2010    2009     2008    2007    2006     2010     2009     2008     2007     2006
      -------------------------------------------------------------------------------------

      $    --  $   --  $    --  $   --  $   --  $   348  $   385  $   405  $   658  $   659
           --      --       --      --      --       22       27       36       37       38
      $    --  $   --  $    --  $   --  $   --  $ 16.13  $ 14.06  $ 11.23  $ 17.64  $ 17.20
           --      --       --      --      --    14.7%    25.2%   (36.3%)    2.5%    18.1%
           --      --       --      --      --     1.9%     2.0%     2.3%     1.7%     1.7%

      $    --  $   --  $    --  $   --  $  141  $   964  $   881  $ 1,078  $ 2,152  $ 1,681
           --      --       --      --      11       69       72      111      141      113
      $ 13.81  $12.64  $ 12.64  $12.64  $12.31  $ 13.98  $ 12.18  $  9.72  $ 15.26  $ 14.81
         9.3%      --       --    2.7%    9.4%    14.7%    25.3%   (36.3%)    3.0%    18.7%
           --      --       --      --    0.2%     1.9%     2.0%     2.3%     1.8%     1.6%

      $12,317  $8,659  $ 6,092  $8,877  $7,222  $21,486  $16,988  $14,562  $20,879  $12,882
          902     738      738     618     567    1,635    1,487    1,604    1,467      934
      $ 13.66  $11.74  $  8.25  $14.36  $12.73  $ 13.14  $ 11.42  $  9.09  $ 14.23  $ 13.78
        16.4%   42.2%   (42.5%)  12.7%    9.7%    15.0%    25.6%   (36.1%)    3.3%    19.0%
           --      --     0.1%    0.5%    0.3%     2.0%     2.0%     2.4%     1.8%     1.6%






                   T. ROWE PRICE                            T. ROWE PRICE
                INTERNATIONAL STOCK                       LIMITED-TERM BOND
                     PORTFOLIO                                PORTFOLIO
      ---------------------------------------  --------------------------------------
       2010    2009     2008    2007    2006    2010    2009    2008    2007    2006
      -------------------------------------------------------------------------------


      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
          --      --       --      --      --      --      --      --      --      --
      $   --  $   --  $    --  $   --  $   --  $   --  $   --  $   --  $   --  $   --
          --      --       --      --      --      --      --      --      --      --
          --      --       --      --      --      --      --      --      --      --


      $  615  $  489  $   284  $  477  $  377  $   49  $   52  $  124  $  121  $  101
          40      36       32      27      24       4       4      10      10       9
      $15.51  $13.59  $  8.94  $17.47  $15.50  $13.28  $12.92  $11.96  $11.80  $11.22
       14.2%   52.0%   (48.8%)  12.8%   18.8%    2.8%    8.0%    1.3%    5.2%    3.8%
        1.0%    3.1%     2.4%    1.6%    1.4%    2.8%    3.5%    4.0%    4.3%    4.0%


      $2,297  $1,610  $   736  $1,672  $  905  $3,540  $2,392  $1,862  $1,604  $  873
         147     118       82      96      58     278     194     163     143      82
      $15.61  $13.64  $  8.95  $17.45  $15.44  $12.74  $12.35  $11.41  $11.23  $10.65
       14.5%   52.4%   (48.7%)  13.0%   19.1%    3.1%    8.3%    1.6%    5.5%    4.1%
        1.1%    2.8%     2.0%    1.7%    0.9%    2.8%    3.4%    4.0%    4.2%    3.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                  T. ROWE PRICE
                                                NEW AMERICA GROWTH
                                                    PORTFOLIO
                                     ---------------------------------------
                                      2010    2009     2008    2007    2006
                                     ---------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $   --  $   --
Units Outstanding..................      --      --       --      --      --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $   --  $   --
Total Return.......................      --      --       --      --      --
Investment Income Ratio............      --      --       --      --      --

SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $  247  $  295
Units Outstanding..................      --      --       --      18      24
Variable Accumulation Unit Value...  $15.69  $14.07  $ 14.07  $13.85  $12.22
Total Return.......................   11.5%      --     1.6%   13.3%   14.9%
Investment Income Ratio............      --      --       --      --    0.1%

SERIES III POLICIES(c)
Net Assets.........................  $4,768  $2,355  $ 1,886  $2,665  $1,011
Units Outstanding..................     327     193      232     202      87
Variable Accumulation Unit Value...  $14.58  $12.18  $  8.13  $13.17  $11.58
Total Return.......................   19.7%   49.8%   (38.2%)  13.8%    7.3%
Investment Income Ratio............    0.2%      --       --      --    0.1%





                                                   UIF EMERGING
                                                  MARKETS EQUITY
                                                    PORTFOLIO--
                                                      CLASS I
                                     ----------------------------------------
                                       2010    2009     2008    2007    2006
                                     ----------------------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   428  $   --  $    --  $   80  $   56
Units Outstanding..................       15      --       --       2       2
Variable Accumulation Unit Value...  $ 28.10  $23.68  $ 13.98  $32.35  $23.19
Total Return.......................    18.7%   69.3%   (56.8%)  39.5%   36.2%
Investment Income Ratio............     0.8%      --       --    0.5%    0.8%

SERIES II POLICIES(b)
Net Assets.........................  $   111  $  110  $   139  $  572  $   78
Units Outstanding..................        5       6       14      25       5
Variable Accumulation Unit Value...  $ 20.30  $17.10  $ 10.09  $23.32  $16.65
Total Return.......................    18.7%   69.4%   (56.7%)  40.1%   36.8%
Investment Income Ratio............     0.7%      --       --    0.1%    0.7%

SERIES III POLICIES(c)
Net Assets.........................  $12,440  $8,690  $ 3,985  $7,958  $3,353
Units Outstanding..................      494     411      320     278     164
Variable Accumulation Unit Value...  $ 25.19  $21.16  $ 12.46  $28.72  $20.45
Total Return.......................    19.0%   69.8%   (56.6%)  40.5%   37.1%
Investment Income Ratio............     0.6%      --       --    0.4%    0.8%


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------







                     T. ROWE PRICE                               UIF EMERGING
               PERSONAL STRATEGY BALANCED                  MARKETS DEBT PORTFOLIO--
                       PORTFOLIO                                   CLASS I
      -------------------------------------------  ---------------------------------------
        2010     2009     2008     2007     2006    2010    2009     2008    2007    2006
      ------------------------------------------------------------------------------------

      $    --  $    --  $    --  $    --  $    --  $   --  $   --  $    --  $   --  $   --
           --       --       --       --       --      --      --       --      --      --
      $    --  $    --  $    --  $    --  $    --  $   --  $   --  $    --  $   --  $   --
           --       --       --       --       --      --      --       --      --      --
           --       --       --       --       --      --      --       --      --      --


      $    --  $    --  $    --  $    --  $    --  $   85  $   86  $    91  $  132  $  116
           --       --       --       --       --       5       6        8      10       9
      $    --  $    --  $    --  $    --  $    --  $16.05  $14.66  $ 11.29  $13.31  $12.52
           --       --       --       --       --    9.5%   29.9%   (15.2%)   6.3%   10.5%
           --       --       --       --       --    4.1%    7.8%     7.0%    7.3%    8.1%


      $29,287  $25,168  $16,427  $13,558  $19,466  $1,988  $1,626  $   907  $  600  $  193
        1,987    1,941    1,675      969    1,497     114     102       74      42      14
      $ 14.74  $ 12.96  $  9.81  $ 13.99  $ 13.00  $17.43  $15.88  $ 12.20  $14.35  $13.47
        13.7%    32.1%   (29.9%)    7.6%    11.9%    9.7%   30.2%   (15.0%)   6.5%   10.8%
         2.3%     2.1%     2.6%     2.1%     2.3%    4.6%    6.7%     7.7%    7.3%   10.4%







          UIF U.S. REAL ESTATE PORTFOLIO--      VAN ECK VIP GLOBAL BOND FUND--
                       CLASS I                           INITIAL CLASS
      ----------------------------------------  ------------------------------
       2010    2009     2008     2007    2006    2010    2009    2008    2007
      ------------------------------------------------------------------------


      $   --  $   --  $    --  $    --  $   --  $   --  $   --  $   --  $  --
          --      --       --       --      --      --      --      --     --
      $   --  $   --  $    --  $    --  $   --  $   --  $   --  $   --  $  --
          --      --       --       --      --      --      --      --     --
          --      --       --       --      --      --      --      --     --



      $  111  $  104  $   283  $   466  $  378  $   50  $   27  $   --  $  --
           5       6       20       21      14       4       2      --     --
      $23.04  $17.78  $ 13.88  $ 22.41  $27.09  $11.90  $11.23  $   --  $  --
       29.6%   28.0%   (38.0%)  (17.3%)  37.7%    5.9%   12.3%      --     --
        2.4%    2.2%     3.3%     0.9%    0.7%    2.5%      --      --     --



      $9,056  $8,454  $ 7,663  $11,399  $5,238  $  976  $   13  $    4  $  --
         477     579      675      622     237      82       1      --     --
      $18.98  $14.61  $ 11.38  $ 18.32  $22.10  $11.97  $11.27  $10.63  $10.26
       30.0%   28.4%   (37.9%)  (17.1%)  38.0%    6.2%    6.0%    3.6%     --
        2.0%    3.1%     3.7%     1.2%    1.1%    0.1%    2.3%    1.5%     --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                              VAN ECK VIP
                                          GLOBAL HARD ASSETS--
                                             INITIAL CLASS
                                     -----------------------------
                                      2010    2009     2008   2007
                                     -----------------------------

SERIES I POLICIES(a)
Net Assets.........................  $   --  $   --  $    --  $--
Units Outstanding..................      --      --       --   --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $--
Total Return.......................      --      --       --    --
Investment Income Ratio............      --      --       --   --


SERIES II POLICIES(b)
Net Assets.........................  $   --  $   --  $    --  $ --
Units Outstanding..................      --      --       --    --
Variable Accumulation Unit Value...  $   --  $   --  $    --  $--
Total Return.......................      --      --       --    --
Investment Income Ratio............      --      --       --   --


SERIES III POLICIES(c)
Net Assets.........................  $2,057  $  152  $    16  $ --
Units Outstanding..................     213      20        3    --
Variable Accumulation Unit Value...  $ 9.64  $ 7.46  $  4.74  $ --
Total Return.......................   29.2%   57.5%   (52.6%)   --
Investment Income Ratio............    0.2%    0.1%       --    --


Not all Investment Divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

For the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(b) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.
(c) Expenses as a percent of net assets are .25%, excluding expenses of the underlying funds, premium loads, sales expenses, monthly contract charges and surrender charges.

                                                 NYLIAC CSVUL SEPARATE ACCOUNT-I



--------------------------------------------------------------------------------





                    VAN ECK VIP
                   MULTI-MANAGER
                   ALTERNATIVES--
                   INITIAL CLASS
      ---------------------------------------
       2010    2009     2008    2007    2006
      ---------------------------------------

      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
          --      --       --      --      --


      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
      $   --  $   --  $    --  $   --  $   --
          --      --       --      --      --
          --      --       --      --      --


      $  225  $  188  $   296  $  306  $  244
          19      17       31      27      23
      $11.66  $11.11  $  9.76  $11.23  $10.79
        5.0%   13.9%   (13.1%)   4.1%    8.7%
          --    0.4%     0.1%    0.6%      --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Corporate Sponsored Variable Universal Life Separate Account-I Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment divisions listed in Note 1 of the New York Life Insurance and Annuity Corporation Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2010, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2010 by correspondence with the funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 18, 2011


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